     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2007


                                          REGISTRATION NO. 33-43654 AND 811-6466
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 27                      [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 47                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                        ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)

                            222 BROADWAY, 2ND FLOOR
                            NEW YORK, NEW YORK 10038
                                 (800) 333-6524
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------


NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
ML LIFE INSURANCE COMPANY OF NEW YORK      SUTHERLAND ASBILL & BRENNAN LLP
1700 MERRILL LYNCH DRIVE, 3RD FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415


                            ------------------------

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485

         (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485 date)

[ ] If appropriate, check the following box:
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of Interest in Flexible Premium Individual Deferred Variable Annuity
                                   Contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


MAY 1, 2007

        ML of New York Variable Annuity Separate Account A ("Account A")
                                      and
        ML of New York Variable Annuity Separate Account B ("Account B")

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 also known as
  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT ("THE
                                   CONTRACT")
                                   issued by
            ML LIFE INSURANCE COMPANY OF NEW YORK ("ML OF NEW YORK")
                           HOME OFFICE: 222 Broadway,
                                   2nd Floor
                            New York, New York 10038

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222

                           4802 Deer Lake Drive East

                          Jacksonville, Florida 32246
                             PHONE: (800) 333-6524

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to the Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount's assets in corresponding portfolios of the following:


-  AIM VARIABLE INSURANCE FUNDS


      - AIM V.I. Capital Appreciation Fund


      - AIM V.I. Core Equity Fund



- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


      - AllianceBernstein VPS Global Technology Portfolio


      - AllianceBernstein VPS Large Cap Growth Portfolio



- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


      - VP International Fund


      - VP Ultra(R) Fund



- BLACKROCK VARIABLE SERIES FUNDS, INC.


      -  BlackRock Basic Value V.I. Fund


      -  BlackRock Bond V.I. Fund


      -  BlackRock Fundamental Growth V.I. Fund


      -  BlackRock Global Allocation V.I. Fund


      -  BlackRock Global Growth V.I. Fund


      -  BlackRock Government Income V.I. Fund


      -  BlackRock High Income V.I. Fund


      -  BlackRock International Value V.I. Fund


      -  BlackRock Large Cap Core V.I. Fund


      -  BlackRock Large Cap Growth V.I. Fund


      -  BlackRock Large Cap Value V.I. Fund


      -  BlackRock Money Market V.I. Fund*


      - BlackRock S&P 500 Index V.I. Fund


      - BlackRock Value Opportunities V.I. Fund



- DAVIS VARIABLE ACCOUNT FUND, INC.


      - Davis Value Portfolio



- FEDERATED INSURANCE SERIES


      - Federated Capital Appreciation Fund II


      - Federated Kaufmann Fund II



- MFS(R) VARIABLE INSURANCE TRUST(SM)


      - MFS Emerging Growth Series


-  MLIG VARIABLE INSURANCE TRUST
      -  Roszel/Allianz CCM Capital Appreciation Portfolio
      -  Roszel/Allianz NFJ Small Cap Value Portfolio
      -  Roszel/Delaware Trend Portfolio
      -  Roszel/JPMorgan Small Cap Growth Portfolio
      -  Roszel/Lord Abbett Affiliated Portfolio
      -  Roszel/Lord Abbett Mid Cap Value Portfolio
      -  Roszel/Seligman Mid Cap Growth Portfolio


-  PIMCO VARIABLE INSURANCE TRUST

      -  Total Return Portfolio

-  PREMIER VIT
      -  OpCap Renaissance Portfolio

-  VAN KAMPEN LIFE INVESTMENT TRUST
      -  Comstock Portfolio

 * Available both through Account A and Account B.


The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.


We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

Although this Prospectus was primarily designed for potential purchasers of the Contract, you are receiving this Prospectus as a current contract owner. As a current contract owner, you should note that the options, features, and charges of the Contract may vary over time and generally, you may not change your Contract or its features, as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, and/or note Contract variations referenced throughout this Prospectus. Currently, this Contract is not available for purchase.

                          WHAT DOES THIS ANNUITY COST?


We may impose a number of charges, including a deferred sales charge and a mortality and expense risk charge. We provide more details on these two charges as well as a description of all other charges later in the Prospectus.

                            ------------------------


This Prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this prospectus. There is no charge to obtain it. The table of contents for this Statement of Additional Information appears at the end of this Prospectus.


The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


CURRENT PROSPECTUSES FOR THE AIM VARIABLE INSURANCE FUNDS, THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., THE BLACKROCK VARIABLE SERIES FUNDS, INC., THE DAVIS VARIABLE ACCOUNT FUND, INC., THE FEDERATED INSURANCE SERIES, THE MFS(R) VARIABLE INSURANCE TRUST(SM), THE MLIG VARIABLE INSURANCE TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PREMIER VIT, AND THE VAN KAMPEN LIFE INVESTMENT TRUST MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................     7
CAPSULE SUMMARY OF THE CONTRACT.............................     7
  Premiums..................................................     8
  The Accounts..............................................     8
  The Funds Available For Investment........................     8
  Fees and Charges..........................................     9
    Mortality & Expense Risk Charge.........................     9
    Sales Charge............................................     9
    Administration Charge...................................     9
    Contract Maintenance Charge.............................     9
    Guaranteed Minimum Income Benefit Fee...................     9
    Premium Taxes...........................................    10
    Fund Expenses...........................................    10
  Transfers.................................................    10
    Transfers Among Account A Subaccounts...................    10
    Transfers From Account A to Account B...................    10
  Withdrawals...............................................    10
  Death Benefit.............................................    11
  Annuity Payments..........................................    11
  Guaranteed Minimum Income Benefit.........................    11
  Ten Day Right to Review...................................    11
  Replacement of Contracts..................................    12
FEE TABLE...................................................    12
YIELDS AND TOTAL RETURNS....................................    14
ML LIFE INSURANCE COMPANY OF NEW YORK.......................    15
THE ACCOUNTS................................................    16
  Segregation of Account Assets.............................    16
  Number of Subaccounts; Subaccount Investments.............    16
INVESTMENTS OF THE ACCOUNTS.................................    17
  General Information and Investment Risks..................    17
  AIM Variable Insurance Funds..............................    17
    AIM V.I. Capital Appreciation Fund......................    17
    AIM V.I. Core Equity Fund...............................    17
  AllianceBernstein Variable Products Series Fund, Inc. ....    17
    AllianceBernstein VPS Global Technology Portfolio.......    17
    AllianceBernstein VPS Large Cap Growth Portfolio........    17
  American Century Variable Portfolios, Inc. ...............    17
    VP International Fund...................................    17
    VP Ultra(R) Fund........................................    18
  BlackRock Variable Series Funds, Inc. ....................    18
    BlackRock Balanced Capital V.I. Fund....................    18
    BlackRock Basic Value V.I. Fund.........................    18
    BlackRock Bond V.I. Fund................................    18
    BlackRock Fundamental Growth V.I. Fund..................    18
    BlackRock Global Allocation V.I. Fund...................    18
    BlackRock Global Growth V.I. Fund.......................    19
    BlackRock Government Income V.I. Fund...................    19
    BlackRock High Income V.I. Fund.........................    19
    BlackRock International Value V.I. Fund.................    19
    BlackRock Large Cap Core V.I. Fund......................    19
    BlackRock Large Cap Growth V.I. Fund....................    19
    BlackRock Large Cap Value V.I. Fund.....................    19
    BlackRock Money Market V.I. Fund........................    19
    BlackRock S&P 500 Index V.I. Fund.......................    19
    BlackRock Utilities and Telecommunications V.I. Fund....    20
    BlackRock Value Opportunities V.I. Fund.................    20
  Davis Variable Account Fund, Inc. ........................    20
    Davis Value Portfolio...................................    20
  Federated Insurance Series................................    20
    Federated Capital Appreciation Fund II..................    20
    Federated Kaufmann Fund II..............................    20
  MFS(R) Variable Insurance Trust(SM).......................    20
    MFS Emerging Growth Series..............................    20
  MLIG Variable Insurance Trust.............................    21
    Roszel/Allianz CCM Capital Appreciation Portfolio.......    21
    Roszel/Allianz NFJ Small Cap Value Portfolio............    21

                                                              PAGE
                                                              ----
    Roszel/Delaware Trend Portfolio.........................    21
    Roszel/JPMorgan Small Cap Growth Portfolio..............    21
    Roszel/Lord Abbett Affiliated Portfolio.................    21
    Roszel/Lord Abbett Mid Cap Value Portfolio..............    21
    Roszel/Seligman Mid Cap Growth Portfolio................    21
  PIMCO Variable Insurance Trust............................    21
    Total Return Portfolio..................................    21
  Premier VIT...............................................    21
    OpCap Renaissance Portfolio.............................    21
  Van Kampen Life Investment Trust..........................    22
    Comstock Portfolio......................................    22
  Certain Payments We Receive With Regard to the Funds......    22
  Selection of Underlying Funds.............................    23
  Purchases and Redemptions of Fund Shares; Reinvestment....    23
  Material Conflicts, Substitution of Investments and
    Changes to Accounts.....................................    23
CHARGES AND DEDUCTIONS......................................    24
  Mortality and Expense Risk Charge.........................    24
  Sales Charge..............................................    24
    When Imposed............................................    24
    Amount of Charge........................................    25
    How the Sales Charge Works..............................    25
    How Deducted............................................    26
    Pro Rata Deductions.....................................    26
  Administration Charge.....................................    26
  Contract Maintenance Charge...............................    26
  GMIB Fee..................................................    26
  Other Charges.............................................    27
    Transfer Charges........................................    27
    Tax Charges.............................................    27
    Fund Expenses...........................................    27
    Retirement Plus Advisor Fees............................    27
  Premium Taxes.............................................    27
FEATURES AND BENEFITS OF THE CONTRACT.......................    27
  Ownership of The Contract.................................    27
  Issuing The Contract......................................    28
    Issue Age...............................................    28
    Information We Need To Issue The Contract...............    28
    Ten Day Right to Review.................................    28
  Premiums..................................................    29
    Minimum and Maximum Premiums............................    29
    How to Make Payments....................................    29
    Premium Investments.....................................    29
  Accumulation Units........................................    29
    How Are My Contract Transactions Priced?................    30
    How Do We Determine the Number of Units?................    30
  Death of Annuitant Prior to Annuity Date..................    31
  Transfers.................................................    31
    Transfers Within Account A..............................    31
    Disruptive Trading......................................    31
  Dollar Cost Averaging.....................................    33
    What Is It?.............................................    33
    Minimum Amounts.........................................    33
    When Do We Make DCA Transfers?..........................    33
  Merrill Lynch Retirement Plus Advisor(SM).................    33
    Fees and Charges for RPA................................    34
  Transfers from Account A to Account B.....................    34
  Withdrawals and Surrenders................................    34
    When and How Withdrawals are Made.......................    34
    Lump Sum Withdrawals....................................    34
    Systematic Withdrawals from Account A...................    35
    Automatic Withdrawals from Account B....................    36
    Minimum Amounts.........................................    36
    Surrenders..............................................    36
  Payments to Contract Owners...............................    36
  Contract Changes..........................................    37
  Death Benefit.............................................    37
    General.................................................    37
    Calculation of the Maximum Anniversary Value Death
     Benefit................................................    38
  Spousal Continuation......................................    38

                                                              PAGE
                                                              ----
  Annuity Payments..........................................    39
  Misstatement of Age or Sex................................    39
  Gender-Based Annuity Purchase Rates.......................    40
  Evidence of Survival......................................    40
  Annuity Options...........................................    40
    How We Determine Present Value of Future Guaranteed
     Annuity Payments.......................................    40
    Payments of a Fixed Amount..............................    40
    Payments for a Fixed Period.............................    40
    Life Annuity............................................    41
    Life Annuity With Payments Guaranteed for 5, 10, 15, or
     20 Years...............................................    41
    Life Annuity With Guaranteed Return of Contract Value...    41
    Joint and Survivor Life Annuity.........................    41
    Joint and Survivor Life Annuity with Payments Guaranteed
     for 5, 10, 15, or 20 Years.............................    41
    Individual Retirement Account Annuity...................    41
  Guaranteed Minimum Income Benefit.........................    41
    General.................................................    41
    How We Determine the Amount of Your Minimum Guaranteed
     Income.................................................    42
    Electing to Receive Income Payments.....................    43
    Change of Annuitant.....................................    44
    GMIB Fee................................................    44
    Termination of the GMIB Rider...........................    44
FEDERAL INCOME TAXES........................................    44
  Federal Income Taxes......................................    44
  Tax Status of the Contract................................    45
    Diversification Requirements............................    45
    Owner Control...........................................    45
    Required Distributions..................................    45
  Taxation of Annuities.....................................    45
    In General..............................................    45
    Withdrawals and Surrenders..............................    46
    Annuity Payments........................................    46
    Taxation of Death Benefit Proceeds......................    46
  Penalty Tax on Some Withdrawals...........................    46
  Transfers, Assignments, Annuity Dates or Exchanges of a
    Contract................................................    46
  Withholding...............................................    47
  Multiple Contracts........................................    47
  Federal Estate Taxes......................................    47
  Generation-Skipping Transfer Tax..........................    47
  Annuity Purchases by Nonresident Aliens and Foreign
    Corporations............................................    47
  Optional Benefit Riders...................................    47
  Possible Changes In Taxation..............................    47
  Possible Charge For Our Taxes.............................    48
  Foreign Tax Credits.......................................    48
  Taxation of Qualified Contracts...........................    48
  Individual Retirement Programs............................    48
    Traditional IRAs........................................    48
    Roth IRAs...............................................    48
    Other Tax Issues For IRAs and Roth IRAs.................    49
  Tax Sheltered Annuities...................................    49
OTHER INFORMATION...........................................    50
  Notices and Elections.....................................    50
  Voting Rights.............................................    50
  Reports to Contract Owners................................    51
  Selling the Contract......................................    51
  State Regulation..........................................    52
  Legal Proceedings.........................................    52
  Experts...................................................    52
  Legal Matters.............................................    52
  Registration Statements...................................    52
ACCUMULATION UNIT VALUES....................................    53
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    62
APPENDIX A - Example of Guaranteed Minimum Income Benefit...   A-1
APPENDIX B - Example of Maximum Anniversary Value Death
  Benefit...................................................   B-1

                                  DEFINITIONS

accumulation unit: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

annuitant: The person on whose continuation of life annuity payments may depend.


annuity date: The date on which annuity payments begin. The annuity date must occur by the older annuitant's 90(th) birthday.


beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The same date each year as the date of issue of the Contract.

contract year: The period from one contract anniversary to the day preceding the next contract anniversary.


Individual Retirement Account or Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408 of the Internal Revenue Code ("IRC").


monthiversary: The same date of each month as the date on which the Contract was issued.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.


qualified contract: A Contract issued in connection with a retirement arrangement described under section 403(b) or 408(b) of the IRC.



Roth Individual Retirement Account or Annuity ("Roth IRA Account"): A retirement arrangement meeting the requirements of Section 408A of the IRC.


tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.


The Contract is available as a nonqualified contract or tax sheltered annuity or may be issued as an IRA in certain circumstances or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to qualified contracts. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. Please note that if you purchase your Contract through a custodial account, the owner of the Contract will be the custodial account and the annuitant must generally be the custodial account owner.


A VARIABLE ANNUITY PROVIDES FOR TAX DEFERRED GROWTH POTENTIAL. THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY ARE ALREADY AVAILABLE WITH TAX-QUALIFIED PLANS, SUCH AS IRAS AND ROTH IRAS. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN,

AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a nonqualified Contract or tax sheltered annuity Contract and $2,000 for an IRA Contract. Subsequent premiums generally must each be $100 or more. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any older co-owner) exceed $1,000,000. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, contact your Financial Advisor.

THE ACCOUNTS


As you direct, we will put premiums into subaccounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you've directed into Account A into the BlackRock Money Market V.I. Subaccount. After the 14 days, we'll put the money into the Account A subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of 35 available subaccounts. Generally, within certain limits you may transfer Account A value periodically among Account A subaccounts.


THE FUNDS AVAILABLE FOR INVESTMENT


- AIM VARIABLE INSURANCE FUNDS


     - AIM V.I. Capital Appreciation Fund


     - AIM V.I. Core Equity Fund



- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


     - AllianceBernstein VPS Global Technology Portfolio


     - AllianceBernstein VPS Large Cap Growth Portfolio



- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


     - VP International Fund


     - VP Ultra(R) Fund



- BLACKROCK VARIABLE SERIES FUNDS, INC.


     - BlackRock Basic Value V.I. Fund


     - BlackRock Bond V.I. Fund


     - BlackRock Fundamental Growth V.I. Fund


     - BlackRock Global Allocation V.I. Fund


     - BlackRock Global Growth V.I. Fund


     - BlackRock Government Income V.I. Fund


     - BlackRock High Income V.I. Fund


     - BlackRock International Value V.I. Fund


     - BlackRock Large Cap Core V.I. Fund


     - BlackRock Large Cap Growth V.I. Fund


     - BlackRock Large Cap Value V.I. Fund


     - BlackRock Money Market V.I. Fund*


     - BlackRock S&P 500 Index V.I. Fund


     - BlackRock Value Opportunities V.I. Fund



- DAVIS VARIABLE ACCOUNT FUND, INC.


     - Davis Value Portfolio



- FEDERATED INSURANCE SERIES


     - Federated Capital Appreciation Fund II


     - Federated Kaufmann Fund II



- MFS(R) VARIABLE INSURANCE TRUST(SM)


     - MFS(R) Emerging Growth Series



- MLIG VARIABLE INSURANCE TRUST


     - Roszel/Allianz CCM Capital Appreciation Portfolio

     - Roszel/Allianz NFJ Small Cap Value Portfolio
     - Roszel/Delaware Trend Portfolio
     - Roszel/JPMorgan Small Cap Growth Portfolio
     - Roszel/Lord Abbett Affiliated Portfolio


 * Available both through Account A and Account B.

     - Roszel/Lord Abbett Mid Cap Value Portfolio


     - Roszel/Seligman Mid Cap Growth Portfolio



- PIMCO VARIABLE INSURANCE TRUST

     - Total Return Portfolio

- PREMIER VIT
     - OpCap Renaissance Portfolio

- VAN KAMPEN LIFE INVESTMENT TRUST
     - Comstock Portfolio




We have closed the subaccounts investing in the BlackRock Balanced Capital V.I. Fund and the BlackRock Utilities and Telecommunications V.I. Fund of the BlackRock Variable Series Funds, Inc. to allocations of new premium payments and incoming transfers of contract value.


If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the prospectuses for the Funds.

FEES AND CHARGES

  MORTALITY & EXPENSE RISK CHARGE

We impose a mortality and expense risk charge to cover certain risks. The mortality portion compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense portion compensates us for expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses. The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.

  SALES CHARGE


We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it's 0%. We don't impose a sales charge on withdrawals or surrenders from Account B. The sales charge applies to each subsequent premium payment, as well as the initial premium payment.


  ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don't impose the charge on the assets of Account B. This charge ends on the annuity date.

  CONTRACT MAINTENANCE CHARGE

We charge $40 at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 on the Contract anniversary and in certain circumstances where you own more than three Contracts. The charge ends on the annuity date.

  GUARANTEED MINIMUM INCOME BENEFIT FEE ("GMIB FEE")

On the last business day of each month and upon termination of the Guaranteed Minimum Income Benefit Rider, we determine the amount of the GMIB Fee. We will deduct the GMIB Fee determined for each month within a calendar quarter (and upon termination of the Rider) from your contract value on the last business day of each calendar quarter (and upon termination of the Rider). The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described under "Guaranteed Minimum Income Benefit." We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract. This fee ends on the annuity date.

  PREMIUM TAXES


On the annuity date we may deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 4%.


  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

YOU CAN FIND DETAILED INFORMATION ABOUT FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES AND DEDUCTIONS".

TRANSFERS

  TRANSFERS AMONG ACCOUNT A SUBACCOUNTS


Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the BlackRock Balanced Capital V.I. Subaccount and the BlackRock Utilities and Telecommunications V.I. Subaccount are closed to transfers of contract value from other subaccounts.



You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that money you've put in the Account A BlackRock Money Market V.I. Subaccount is systematically transferred monthly into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA(SM) program, you may have your Account A values invested under an investment program based on your investment profile (see "Transfers", "Dollar Cost Averaging", and "Merrill Lynch Retirement Plus Advisor(SM)"). We may impose additional restrictions on transfers. (See "Transfers -- Disruptive Trading".)


  TRANSFERS FROM ACCOUNT A TO ACCOUNT B

Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of any gain in account value and/or any premium no longer subject to a sales charge or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred). Additionally, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semi-annual or annual basis. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don't permit transfers from Account B to Account A.

WITHDRAWALS


You can withdraw money from the Contract. Withdrawals from Account A are generally subject to a sales charge (see "Sales Charge"). However, we won't impose a sales charge to the extent that the withdrawals from Account A in a contract year do not exceed the "free withdrawal amount" determined as of the date we receive your withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b) minus any premiums previously withdrawn or transferred during that contract year, where:


     (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

     (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.


You may take your free withdrawals through lump sum withdrawals or the systematic withdrawal program. Through systematic withdrawals from Account A you may elect, once per contract year, for withdrawals to be paid on a monthly, quarterly, semi-annual or annual basis.

We don't impose a sales charge on withdrawals from Account B.

Once each contract year you may use the automatic withdrawal program to withdraw the value in Account B on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see "Withdrawals and Surrenders").

A withdrawal may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner (or the annuitant if the Contract has a non-natural owner) dies before the annuity date.

Currently, if you are under age 80 on the date of issue, the death benefit equals the greatest of:

(i) premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B plus the value of Account B;
(ii)  the contract value on the date we receive due proof of death; and
(iii) The Maximum Anniversary Value plus the value of Account B.

If you are age 80 or over on the date of issue, the death benefit equals the greater of:

(i) premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B plus the value of Account B; or
(ii) the contract value on the date we receive due proof of death.

You can find more detailed information about the death benefit and how it is calculated, including age limitations that apply under "Death Benefit."

If you purchased your Contract prior to June 13, 2003, your guaranteed minimum death benefit was calculated in a different manner. Please refer to your Contract.

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS


Annuity payments begin on the annuity date and are made under the annuity option you select. When you first buy the Contract, the annuity date for nonqualified Contracts is the older annuitant's 90th birthday. If your Contract is owned by the type of non-natural person (i.e., a corporation or a non-grantor trust) that does not receive tax deferral, the annuity date is the annuitant's 85(th) birthday. The annuity date for IRA Contracts or tax sheltered annuity Contracts is generally when the owner/annuitant reaches age 70 1/2.


Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").


ALL OPTIONAL GUARANTEED BENEFIT RIDERS UNDER THE CONTRACT TERMINATE WHEN ANNUITY PAYMENTS BEGIN OR ON THE MATURITY DATE.


GUARANTEED MINIMUM INCOME BENEFIT


For an additional annual fee, you may elect the Guaranteed Minimum Income Benefit ("GMIB"). The GMIB is an optional rider that provides the option to receive payment of guaranteed minimum monthly fixed income during the lifetime of the annuitant, subject to certain conditions. See "Guaranteed Minimum Income Benefit".


TEN DAY RIGHT TO REVIEW


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Within ten days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract.


REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges.

You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums..............................   None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)(1).............................................     7%
Transfer Fee(2).............................................    $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES
Annual Contract Maintenance Charge(3).......................     $40
Separate Account Annual Expenses (as a % of average Separate
  Account value)
  ACCOUNT A:
       Mortality and Expense Risk Charge....................   1.25%
       Administration Charge................................   0.10%
                                                               -----
       Total Account A Annual Expenses......................   1.35%
  ACCOUNT B:
       Mortality and Expense Risk Charge....................   0.65%
       Administration Charge................................   0.00%
                                                               -----
       Total Account B Annual Expenses......................   0.65%
Annual Charge for Optional Rider:
     Guaranteed Minimum Income Benefit(4)...................   0.40%

---------------


(1) The contingent deferred sales charge decreases by 1% annually to 0% after seven years for each premium payment made, as follows:


COMPLETE YEARS ELAPSED SINCE  CHARGE AS A PERCENTAGE
PAYMENT OF PREMIUM             OF PREMIUM WITHDRAWN
----------------------------  ----------------------
          0 years                        7%
          1 year                         6%
          2 years                        5%
          3 years                        4%
          4 years                        3%
          5 years                        2%
          6 years                        1%
      7 or more years                    0%

(2) There is no charge for the first 6 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers. These rules apply only to transfers among Account A subaccounts. They do not apply to transfers from Account A to Account B. No transfers may be made from Account B.

(3) The contract maintenance charge will be assessed annually at the end of each contract year if the contract value is less than $50,000 and upon surrender if other than on the contract anniversary.

(4) The figure shown is an annualized percentage of the GMIB Benefit Base. The GMIB charge will be deducted from your Account A value at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won't deduct this fee after the annuity date.


The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses for the fiscal year ended December 31, 2006. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



RANGE OF EXPENSES FOR THE FUNDS(5)                            MINIMUM         MAXIMUM
----------------------------------                            -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(total of all expenses that are deducted from Fund assets,
  including management fees, 12b-1 fees, and other
  expenses).................................................   0.40%    --      2.74%(6)


---------------


(5) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may contractually or voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.



(6) The maximum expenses shown are for the Federated Capital Appreciation Fund
    II. Although not contractually obligated to do so, the adviser, administrator, distributor, and shareholder services provider to this Fund expect to waive and reimburse certain amounts, including the management fee, distribution (12b-1) fee, shareholder services fee, and administrative service fee. Total annual operating expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) were 1.15% for the fiscal year ending December 31, 2006.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Maintenance Charge, Separate Account Annual Expenses (assuming you are invested in Account A), the GMIB Fee, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

    Assuming the maximum fees and expenses of any Fund, your costs would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
     $1,097   $1,860    $2,634     $4,810


    Assuming the minimum fees and expenses of any Fund, your costs would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
      $876    $1,193    $1,506     $2,613


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

    Assuming the maximum fees and expenses of any Fund, your costs would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
      $465    $1,405    $2,359     $4,810


    Assuming the minimum fees and expenses of any Fund, your costs would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
      $226     $701     $1,206     $2,613



The Examples reflect the $40 contract maintenance charge as 0.0266% of average assets. They assume the GMIB Rider is elected. They reflect the fee for the GMIB Rider at an annual rate of .40% of the GMIB Benefit Base determined monthly and deducted quarterly from your account value. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yields of the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of an Account A subaccount (besides the Account A BlackRock Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.



The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each 1-, 5- and 10-year period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.



We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return information that doesn't reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Account A BlackRock Money Market V.I. Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.


Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                     ML LIFE INSURANCE COMPANY OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973 and engaged in the sale of life insurance and annuity products. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNTS

You may direct premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The ML of New York Variable Annuity Separate Account A ("Account A") offers through its subaccounts a variety of investment options. Each option has a different investment objective. The ML of New York Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

We established the Accounts on August 14, 1991. They are governed by New York law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the Federal securities laws. The Accounts' assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under New York insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 35 subaccounts currently available under the Contract. Of these, 34 are currently available through Account A and one is currently available through Account B. The subaccount available through Account B invests in the BlackRock Money Market V.I. Fund, which is also available through a subaccount in Account
A. Two subaccounts previously available through Account A (the BlackRock Balanced Capital V.I. Subaccount and the BlackRock Utilities and Telecommunications V.I. Subaccount) are closed to allocations of new premiums and incoming transfers of contract value. All subaccounts invest in a corresponding portfolio of the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the AllianceBernstein Variable Products Series Fund, Inc. (the "AllianceBernstein Fund"); the American Century Variable Portfolios, Inc. (the "American Century Portfolios"); the BlackRock Variable Series Funds, Inc. (the "BlackRock Variable Funds"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Federated Insurance Series (the "Federated Series"); the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"); the MLIG Variable Insurance Trust (the "MLIG Trust"); the PIMCO Variable Insurance Trust (the "PIMCO VIT Trust"); the Premier VIT; or the Van Kampen Life Investment Trust (the "Van Kampen Trust"). Additional subaccounts may be added or closed in the future.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.

                          INVESTMENTS OF THE ACCOUNTS

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered to certain pension or retirement plans.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.

                                   THE FUNDS

The following tables summarize each Fund's investment objective(s), investment adviser(s), asset class, and investment style.


    AIM VARIABLE                                           INVESTMENT              ASSET CLASS/
   INSURANCE FUNDS        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL         Seeks growth of            A I M Advisors, Inc.        Domestic Equity/
APPRECIATION FUND        capital.                                               Large Cap Growth
(Series I)
--------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY     Seeks growth of            A I M Advisors, Inc.        Domestic Equity/
FUND (Series I)          capital.                                               Large Cap Blend
--------------------------------------------------------------------------------------------------



  ALLIANCEBERNSTEIN
  VARIABLE PRODUCTS                                        INVESTMENT              ASSET CLASS/
  SERIES FUND, INC.       INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS    Seeks long-term growth     AllianceBernstein L.P.      Domestic Equity/
GLOBAL TECHNOLOGY        of capital.                                            Large Cap Growth
PORTFOLIO (Class A)
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS    Seeks long-term growth     AllianceBernstein L.P.      Domestic Equity/
LARGE CAP GROWTH         of capital.                                            Large Cap Growth
PORTFOLIO (Class A)
--------------------------------------------------------------------------------------------------



  AMERICAN CENTURY
VARIABLE PORTFOLIOS,                                       INVESTMENT              ASSET CLASS/
        INC.              INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND    Seeks capital growth.      American Century Global     International
(Class 1)                                           Investment Management,      Equity/
                                                    Inc.                        International
--------------------------------------------------------------------------------------------------

  AMERICAN CENTURY
VARIABLE PORTFOLIOS,                                       INVESTMENT              ASSET CLASS/
        INC.              INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
VP ULTRA(R) FUND         Seeks long-term capital    American Century            Domestic Equity/
(Class I)                growth.                    Investment Management,      Large Cap Growth
                                                    Inc.
--------------------------------------------------------------------------------------------------



 BLACKROCK VARIABLE                                        Investment              Asset Class/
 SERIES FUNDS, INC.+      Investment Objective       Adviser(s)/Subadviser       Investment Style
--------------------------------------------------------------------------------------------------
BLACKROCK BALANCED       Seeks a level of           BlackRock Advisors, LLC     Balanced/US
CAPITAL V.I. FUND        current income and a       ("BlackRock Advisors")
(Class I)*               degree of stability of
                         principal not normally     Subadviser: BlackRock
                         available from an          Financial Management,
                         investment solely in       Inc. ("BlackRock
                         equity securities and      Financial") and
                         the opportunity for        BlackRock Investment
                         capital appreciation       Management, LLC
                         greater than is            ("BlackRock Investment")
                         normally available from
                         investments solely in
                         debt securities.
--------------------------------------------------------------------------------------------------
BLACKROCK BASIC VALUE    Seeks capital              BlackRock Advisors          Domestic Equity/
V.I. FUND (Class I)      appreciation and,                                      Large Cap Value
                         secondarily, income.       Subadviser: BlackRock
                                                    Investment
--------------------------------------------------------------------------------------------------
BLACKROCK BOND V.I.      Seeks a high level of      BlackRock Advisors          Fixed Income/
FUND (Class I)           current income, and                                    Intermediate Term
                         secondarily, capital       Subadviser: BlackRock
                         appreciation when          Financial
                         consistent with the
                         foregoing objective.
--------------------------------------------------------------------------------------------------
BLACKROCK FUNDAMENTAL    Seeks long-term growth     BlackRock Advisors          Domestic Equity/
GROWTH V.I. FUND         of capital.                                            Large Cap Growth
(Class I)                                           Subadviser: BlackRock
                                                    Investment
--------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL         Seeks high total           BlackRock Advisors          Balanced/Global
ALLOCATION V.I. FUND     investment return.
(Class I)                                           Subadviser: BlackRock
                                                    Investment, BlackRock
                                                    Asset Management U.K.
                                                    Limited ("BlackRock
                                                    U.K.")
--------------------------------------------------------------------------------------------------


---------------


+ Prior to October 2, 2006, these Funds were advised by Merrill Lynch Investment
  Managers, L.P. d/b/a Mercury Advisors and each Fund's name began with Mercury instead of BlackRock.



* The subaccount corresponding to this Fund was closed to allocations of new premiums and incoming transfers of contract value following the close of business on December 6, 1996.


 BLACKROCK VARIABLE                                        Investment              Asset Class/
 SERIES FUNDS, INC.+      Investment Objective       Adviser(s)/Subadviser       Investment Style
--------------------------------------------------------------------------------------------------
  BLACKROCK GLOBAL       Seeks long-term growth     BlackRock Advisors          International
  GROWTH V.I. FUND       of capital.                                            Equity/Global
  (Class I)                                         Subadviser: BlackRock
                                                    Investment
 -------------------------------------------------------------------------------------------------
 BLACKROCK GOVERNMENT    Seeks the highest          BlackRock Advisors          Fixed Income/
  INCOME V.I. FUND       possible current income                                Intermediate Term
  (Class I)              consistent with the        Subadviser: BlackRock
                         protection of capital.     Financial
 -------------------------------------------------------------------------------------------------
 BLACKROCK HIGH          Seeks a high level of      BlackRock Advisors          Fixed Income/High
  INCOME V.I. FUND       current income and,                                    Yield
  (Class I)              secondarily, capital       Subadviser: BlackRock
                         appreciation to the        Financial
                         extent consistent with
                         the foregoing
                         objective.
 -------------------------------------------------------------------------------------------------
 BLACKROCK               Seeks current income       BlackRock Advisors          International
  INTERNATIONAL VALUE    and long-term growth of                                Equity/
  V.I. FUND (Class I)    income, accompanied by     Subadviser: BlackRock       International
                         growth of capital.         Investment Management
                                                    International Limited
                                                    ("BlackRock
                                                    International")
 -------------------------------------------------------------------------------------------------
 BLACKROCK LARGE CAP     Seeks long-term capital    BlackRock Advisors          Domestic Equity/
  CORE V.I. FUND         growth.                                                Large Cap Blend
  (Class I)                                         Subadviser: BlackRock
                                                    Investment
 -------------------------------------------------------------------------------------------------
 BLACKROCK LARGE CAP     Seeks long-term capital    BlackRock Advisors          Domestic Equity/
  GROWTH V.I. FUND       growth.                                                Large Cap Growth
  (Class I)                                         Subadviser: BlackRock
                                                    Investment
 -------------------------------------------------------------------------------------------------
 BLACKROCK LARGE CAP     Seeks long-term capital    BlackRock Advisors          Domestic Equity/
  VALUE V.I. FUND        growth.                                                Large Cap Value
  (Class I)                                         Subadviser: BlackRock
                                                    Investment
 -------------------------------------------------------------------------------------------------
 BLACKROCK MONEY         Seeks to preserve          BlackRock Advisors          Fixed Income/
  MARKET V.I. FUND       capital, maintain                                      Money Market
  (Class I)              liquidity, and achieve     Subadviser: BlackRock
                         the highest possible       Institutional Management
                         current income             Corporation ("BlackRock
                         consistent with the        Institutional")
                         foregoing objective.
 -------------------------------------------------------------------------------------------------
 BLACKROCK S&P 500       Seeks investment           BlackRock Advisors          Domestic Equity/
  INDEX V.I. FUND        results that, before                                   Large Cap Blend
  (Class I)              expenses, replicate the    Subadviser: BlackRock
                         total return of the        Investment
                         Standard & Poor's 500
                         Composite Stock Price
                         Index.
 -------------------------------------------------------------------------------------------------


 ----------------


  + Prior to October 2, 2006, these Funds were advised by Merrill Lynch
    Investment Managers, L.P. d/b/a Mercury Advisors and each Fund's name began with Mercury instead of BlackRock.

 BLACKROCK VARIABLE                                        Investment              Asset Class/
 SERIES FUNDS, INC.+      Investment Objective       Adviser(s)/Subadviser       Investment Style
--------------------------------------------------------------------------------------------------
BLACKROCK                Seeks both capital         BlackRock Advisors          Domestic Equity/
UTILITIES AND            appreciation and                                       Large Cap Value
TELECOMMUNICATIONS       current income.            Subadviser: BlackRock
V.I. FUND (Class I)*                                Investment
--------------------------------------------------------------------------------------------------
BLACKROCK VALUE          Seeks long-term capital    BlackRock Advisors          Domestic Equity/
OPPORTUNITIES V.I.       growth.                                                Small Cap Blend
FUND (Class I)                                      Subadviser: BlackRock
                                                    Investment
--------------------------------------------------------------------------------------------------



   DAVIS VARIABLE                                          INVESTMENT              ASSET CLASS/
 ACCOUNT FUND, INC.       INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
DAVIS VALUE PORTFOLIO    Seeks to provide long-     Davis Selected              Domestic Equity/
                         term growth of capital.    Advisers, LP                Large Cap Value
                                                    Subadviser: Davis
                                                    Selected Advisers-NY,
                                                    Inc.
--------------------------------------------------------------------------------------------------



 FEDERATED INSURANCE                                       INVESTMENT              ASSET CLASS/
       SERIES             INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
FEDERATED CAPITAL        Seeks capital              Federated Equity            Domestic Equity/
APPRECIATION FUND II     appreciation.              Management Company of       Large Cap Blend
(Primary Shares)                                    Pennsylvania
--------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN       Seeks capital              Federated Equity            Domestic Equity/
FUND II (Primary         appreciation.              Management Company of       Mid Cap Growth
Shares)                                             Pennsylvania
                                                    Subadviser: Federated
                                                    Global/Investment
                                                    Management Corp.
--------------------------------------------------------------------------------------------------



   MFS(R) VARIABLE                                         INVESTMENT              ASSET CLASS/
 INSURANCE TRUST(SM)      INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
MFS(R) EMERGING          Seeks capital              Massachusetts Financial     Domestic Equity/
GROWTH SERIES            appreciation.              Services Company            Large Cap Growth
--------------------------------------------------------------------------------------------------


---------------


+ Prior to October 2, 2006, these Funds were advised by Merrill Lynch Investment
  Managers, L.P. d/b/a Mercury Advisors and each Fund's name began with Mercury instead of BlackRock.



* The subaccount corresponding to this Fund was closed to allocations of new premiums and incoming transfers of contract value following the close of business on December 6, 1996.

    MLIG VARIABLE                                          INVESTMENT              ASSET CLASS/
   INSURANCE TRUST        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ROSZEL/ALLIANZ CCM       Seeks long-term capital    Roszel Advisors, LLC        Domestic Equity/
CAPITAL APPRECIATION     appreciation.              ("Roszel Advisors")         Large Cap Blend
PORTFOLIO
                                                    Subadviser: Cadence
                                                    Capital Management LLC
--------------------------------------------------------------------------------------------------
ROSZEL/ALLIANZ NFJ       Seeks long-term capital    Roszel Advisors             Domestic Equity/
SMALL CAP VALUE          appreciation.                                          Small Cap Value
PORTFOLIO                                           Subadviser: NFJ
                                                    Investment Group L.P.
--------------------------------------------------------------------------------------------------
ROSZEL/DELAWARE TREND    Seeks long-term capital    Roszel Advisors             Domestic Equity/
PORTFOLIO                appreciation.                                          Small Cap Growth
                                                    Subadviser: Delaware
                                                    Management Company
--------------------------------------------------------------------------------------------------
ROSZEL/JPMORGAN SMALL    Seeks long-term capital    Roszel Advisors             Domestic Equity/
CAP GROWTH PORTFOLIO     appreciation.                                          Small Cap Growth
                                                    Subadviser: JPMorgan
                                                    Investment Management
                                                    Inc.
--------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks long-term capital    Roszel Advisors             Domestic Equity/
AFFILIATED PORTFOLIO     appreciation and                                       Large Cap Value
                         income.                    Subadviser: Lord, Abbett
                                                    & Co. LLC
--------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks long-term capital    Roszel Advisors             Domestic Equity/
MID CAP VALUE            appreciation.                                          Mid Cap Value
PORTFOLIO                                           Subadviser: Lord, Abbett
                                                    & Co. LLC
--------------------------------------------------------------------------------------------------
ROSZEL/SELIGMAN MID      Seeks long-term capital    Roszel Advisors             Domestic Equity/
CAP GROWTH PORTFOLIO     appreciation.                                          Mid Cap Growth
                                                    Subadviser: J. & W.
                                                    Seligman & Co.
--------------------------------------------------------------------------------------------------






   PIMCO VARIABLE                                          INVESTMENT              ASSET CLASS/
   INSURANCE TRUST        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks to maximize total    Pacific Investment          Fixed Income/
PORTFOLIO                return, consistent with    Management Company LLC      Intermediate Term
(Administrative          preservation of capital
Class)                   and prudent investment
                         management.
--------------------------------------------------------------------------------------------------


                                                           INVESTMENT              ASSET CLASS/
     PREMIER VIT          INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
OPCAP RENAISSANCE        Seeks long-term capital    OpCap Advisors LLC          Domestic Equity/
PORTFOLIO                appreciation and                                       Mid Cap Value
                         income.
--------------------------------------------------------------------------------------------------

   VAN KAMPEN LIFE                                         INVESTMENT              ASSET CLASS/
  INVESTMENT TRUST        INVESTMENT OBJECTIVE       ADVISER(S)/SUBADVISER       INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
COMSTOCK PORTFOLIO       Seeks capital growth       Van Kampen Asset            Domestic Equity/
(Class I)                and income through         Management                  Large Cap Value
                         investments in equity
                         securities, including
                         common stocks,
                         preferred stock, and
                         securities convertible
                         into common and
                         preferred stocks.
--------------------------------------------------------------------------------------------------



In order to obtain a copy of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-6524.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS


We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.15% to 0.375%.



Additionally, retail mutual funds managed by the advisers or subadvisers of the Funds may be sold through our affiliate, MLPF&S, which also distributes the Contracts. These advisers and subadvisers (or their affiliates) may pay MLPF&S, as a selling firm, with payments or non-cash compensation, such as payments for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with NASD rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisors and/or subadvisors. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S's Financial Advisors, which are also involved in the distribution of the Contracts.



Furthermore, Merrill Lynch receives additional compensation on assets invested in Merrill Lynch's proprietary Funds (i.e., the MLIG Variable Insurance Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Merrill Lynch may receive more revenue with respect to proprietary Funds than nonproprietary Funds.



Merrill Lynch also makes available to its clients certain funds sponsored, managed and/or distributed by affiliates of BlackRock, Inc. (collectively, "BlackRock"). Merrill Lynch owns approximately 49% of BlackRock, Inc. As a result, Merrill Lynch may benefit from increased sales of BlackRock Funds to a greater extent than from increased sales of Funds sponsored by other firms in which it does not have a similar economic interest.

In addition, consistent with applicable laws, management and employees of BlackRock and Roszel Advisors are provided a broad level of access and exposure to Merrill Lynch, its management, Financial Advisors and other personnel, marketing events and materials, and client-related and other information. Such broad access and exposure is not available to other asset managers and may enhance BlackRock's and Roszel Advisors' ability to sell its Funds.


SELECTION OF UNDERLYING FUNDS


We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive With Regard to the Funds." We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of contract value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract owners.


You are responsible for choosing the subaccounts and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Accounts will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to "fund of funds" (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in Federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of Account A or Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.


We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY AND EXPENSE RISK CHARGE

We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts prior to the annuity date. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the contract maintenance and administration charges be insufficient to cover all contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a greater guaranteed death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

SALES CHARGE

     WHEN IMPOSED


We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don't impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. Each premium, whether initial or subsequent, is subject to a decreasing sales charge up to the seventh year after the premium is paid, in accordance with the schedule below. However, where permitted by state regulation, up to 10% of this premium can be accessed without a sales charge if withdrawn through systematic withdrawals from Account A. (See "Withdrawals and Surrenders".) In addition, where permitted by state regulation, we won't impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees' spouses or dependents.

     AMOUNT OF CHARGE


The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven for that premium as shown below.


NUMBER OF COMPLETE
  YEARS ELAPSED                                                                  CONTINGENT
  SINCE PREMIUM                                                                   DEFERRED
     WAS PAID                                                                   SALES CHARGE
------------------                                                              ------------
        0           ..........................................................       7%
        1           ..........................................................       6%
        2           ..........................................................       5%
        3           ..........................................................       4%
        4           ..........................................................       3%
        5           ..........................................................       2%
        6           ..........................................................       1%
        7           ..........................................................       0%

The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.

                           HOW THE SALES CHARGE WORKS

If you made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in account value three years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a contingent deferred sales charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

     HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your Account A value. The example below shows how this works.

                              PRO RATA DEDUCTIONS


Kim Investor's Retirement Plus Contract has a current account value of $100,000. $60,000 is in the BlackRock Basic Value V.I. Subaccount, and $40,000 is in the BlackRock Fundamental Growth V.I. Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 7% sales charge ($1,400). Accordingly, $840 -- 60% of $1,400 -- is deducted from the BlackRock Basic Value V.I. Subaccount and $560 -- 40% of $1,400 -- is deducted from the BlackRock Fundamental Growth V.I. Subaccount.


(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A prior to the annuity date. We don't impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.

CONTRACT MAINTENANCE CHARGE

We charge $40 each year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value at the end of each contract year before the annuity date. We won't deduct it after the annuity date. We also deduct the charge if you surrender the Contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.

We'll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.

Currently, a contract owner of three or more of these Contracts will be assessed no more than $120 in contract maintenance charges annually. We reserve the right to change this limit at any time.

GMIB FEE

If you elect the GMIB, we will charge a fee that compensates us for the risks we assume in providing this benefit. We will deduct the fee from Account A at the end of each calendar quarter and upon termination of the GMIB Rider. On the last business day of each month or upon termination of the GMIB Rider, we will determine a fee of 0.40% of the GMIB Benefit Base divided by 12. The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from your Account A value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. The GMIB Fee is withdrawn from each subaccount of Account A in the same proportion that your value in each subaccount of Account A bears to your total Account A value on the date it is withdrawn. We do not deduct the GMIB Fee after the annuity date. We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may, but currently do not, charge you $25 for each extra transfer. (See "Transfers".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

     RETIREMENT PLUS ADVISOR FEES

Fees associated with participation in the Merrill Lynch RPA(SM) program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See "Merrill Lynch Retirement Plus Advisor(SM)".)

PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 4.0%. Although we pay these taxes, if applicable, when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we may deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.


Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state. New York does not currently impose a premium tax on annuity contracts.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT


The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to contracts owned by "non-natural persons" such as corporations and certain types of "non-grantor" trusts. You should consult your tax advisor if the annuity will be owned by a "non-natural person." If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If the Contract is an IRA, the owner must be the annuitant. Please note that if you purchase your Contract through a custodial account, the owner of the Contract will be the custodial account and the annuitant must generally be the custodial account owner.


If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code ("IRC") requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the contract value, less any applicable fees and charges.


When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other in order for the surviving spouse to continue the Contract under the spousal continuation provision upon the death of the other spousal co-owner. Co-owner spouses may also designate a contingent beneficiary to receive benefits on the surviving spouse co-owner's death. The surviving spouse may later name a new beneficiary, provided the original "contingent beneficiary" designation is not irrevocable. Qualified contracts may not have co-owners. (See "Spousal Continuation" later in this Prospectus.)



Please note that non-spousal co-owners are not able to continue the Contract or any guaranteed benefit, such as the GMIB, if one co-owner dies during the accumulation phase. Federal tax law requires that any death proceeds be fully distributed, generally within five years of death, in accordance with IRC
Section 72(s).


You may assign the Contract to someone else by giving notice to the Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax advisor before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

     ISSUE AGE

You can buy a nonqualified Contract if you (or any co-owner) are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old when we issue the Contract. For qualified Contracts (owned by natural persons), the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract, unless certain exceptions are met. To elect the GMIB Rider, the annuitant (and any co-annuitant) must be 75 years old or younger on the date of issue of the Contract.

If you change the owner, the new owner must be younger than the maximum age for a newly issued Contract.

     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We require you to complete and return a written application. Once we review and approve the application, and you pay the initial premium, we'll issue a Contract. The date we do this is called the date of issue. Generally, we'll do this and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Within ten days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract.


PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

The initial premium payment must be $5,000 or more on a nonqualified Contract or a tax sheltered annuity Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must each be $100 or more. You can make them at any time before the annuity date. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, Merrill Lynch Life Insurance Company, on your life (or the life of any older co-owner) exceed $1,000,000. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under IRA Contracts held in Retirement Plan Operations accounts of MLPF&S where you're transferring the complete cash balance of such Account into a Contract. Maximum annual contributions to qualified Contracts are limited by Federal law. We reserve the right to reject premium payments for any other reason.

     HOW TO MAKE PAYMENTS


You must either pay premiums directly to the Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Advisor for additional information. You may cancel the automatic investment feature at any time.


     PREMIUM INVESTMENTS


For the first 14 days following the date of issue, we'll hold all premiums directed into Account A in the BlackRock Money Market V.I. Subaccount. After the 14 days, we'll reallocate the Account value to the Account A subaccounts you selected. We'll place premiums directed into Account B in the BlackRock Money Market V.I. Subaccount on the date of issue. We'll place subsequent premiums allocated to Account B in the BlackRock Money Market V.I. Subaccount as of the end of the valuation period in which the Service Center receives them.



Currently, you may allocate your premium among 18 of 35 subaccounts (34 available through Account A and one available through Account B). Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Bond V.I. Subaccount, 58% allocated to the BlackRock High Income V.I. Subaccount, and 30% allocated to the BlackRock Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the BlackRock Bond V.I. Subaccount and 66 2/3% to the BlackRock High Income V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.


ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after the Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any GMIB fee, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any sales charge, any GMIB fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we arbitrarily set an initial value for an accumulation unit (usually $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS

     TRANSFERS WITHIN ACCOUNT A

Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. We reserve the right to change the number of additional transfers permitted each contract year.


Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers specified as percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the BlackRock Bond V.I. Subaccount may be transferred to the BlackRock High Income V.I. Subaccount, but 10.5% may not. Also, 20% of $600 ($120) Account A value in the BlackRock Bond V.I. Subaccount may be transferred to the BlackRock High Income V.I. Subaccount, but 10% of $600 ($60) may not.


You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     DISRUPTIVE TRADING

Frequent or short-term transfers among Account A subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular Account A subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.

Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner's signature on these transfer requests be notorized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:


   - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

   - limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and

   -  imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.


Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.



The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.



Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.



Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.


In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.


DOLLAR COST AVERAGING

     WHAT IS IT?


The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from the Account A BlackRock Money Market V.I. Subaccount to any of the remaining Account A subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against a loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.


You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

If you participate in the RPA program, you can't use DCA.

     MINIMUM AMOUNTS


To elect DCA, you need to have a minimum amount of money in the Account A BlackRock Money Market V.I. Subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Account A BlackRock Money Market V.I. Subaccount drop below the selected monthly transfer amount, you will need to put more money in to continue the DCA Program. You will be notified on your DCA confirmation of activity notice that the amount remaining in your designated subaccount has dropped below the selected monthly transfer amount.


     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers, within certain limitations. After we receive your request at the Service Center, we will make the first DCA transfer on the selected date of the following month. We'll make subsequent DCA transfers on the same day of each succeeding month. We don't charge for DCA transfers. These transfers are in addition to the six transfers permitted each year under the Contract.

MERRILL LYNCH RETIREMENT PLUS ADVISOR(SM)

If you qualify, you may participate in the Merrill Lynch Retirement Plus Advisor(SM) ("RPA") program. Through RPA, an investment program developed by MLPF&S, premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.

Before you can participate, you must complete a profiling questionnaire and client agreement for each contract with which you're using the RPA program.

If you participate in the RPA program, you can't use DCA. In addition, if you request a transfer while the RPA program is in effect, the RPA program will be terminated since such transfers may be inconsistent with investment strategies being implemented through the RPA program.

     FEES AND CHARGES FOR RPA

MLPF&S charges a fee for the RPA program. The fee is not deducted from your contract value or imposed on the Accounts. For nonqualified Contracts, the RPA fee is deducted from your Merrill Lynch brokerage account. For IRA Contracts, the RPA fee is deducted from a designated Merrill Lynch non-retirement brokerage account or you can elect to receive an invoice for the RPA fee. We don't charge for RPA program transfers.

If you wish to participate in the RPA program, consult with your Financial Advisor for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

TRANSFERS FROM ACCOUNT A TO ACCOUNT B


Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of an amount equal to any gain in account value and/or any premium not subject to sales charge or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Only one subaccount, the BlackRock Money Market V.I. Subaccount, is available in Account B. Additionally, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. You may cancel periodic transfers at any time. Once canceled, they cannot be activated again until the next contract year. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.


Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE

Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes".)

     LUMP SUM WITHDRAWALS

We don't impose a sales charge on the withdrawals in any contract year out of Account A to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

     (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

     (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.

Any amount previously withdrawn from Account A during that contract year plus any amount previously transferred from Account A to Account B during that contract year will be taken in account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We will make these withdrawals as if gain is withdrawn first, followed by premium on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $2,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. Withdrawals from tax sheltered annuities are restricted. (See "Federal Income Taxes.")


EXAMPLE. Assume that you pay an initial premium of $100,000 and a Contract is issued on November 1, 2007. Assume that you allocate all premiums to Account A and that your contract value equals $105,000 on April 1, 2008 due to positive investment performance. On that date, you withdraw $20,000.


The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge, less any prior withdrawals from Account A or transfers from Account A to Account B during that contract year ((10% of $100,000) - $0 = $10,000), and (b) gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge ($105,000 - $100,000 + $0 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 7% surrender charge.

Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as the subaccounts of the Account from which the withdrawal is made bear to your Account A value. You may make a withdrawal request in writing to our Service Center or by telephone, once you've submitted a proper telephone authorization form to the Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

We don't impose sales charges on any withdrawals from Account B. In addition, where permitted by state regulation we don't impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee's spouse or dependents.

     SYSTEMATIC WITHDRAWALS FROM ACCOUNT A

You may make systematic withdrawals from Account A on a monthly, quarterly, semi-annual, or annual basis. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into Account A that are subject to a contingent deferred sales charge, plus 100% of total premiums paid into Account A that are no longer subject to a contingent deferred sales charge, less any prior amount withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

We reserve the right to change the limitation on the total amount available through systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into Account A, less any prior amounts withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

Systematic withdrawals allow you to access your "free withdrawal amount" and are in addition to the one lump sum transfer to Account B allowed each contract year to access that amount. You cannot make systematic withdrawals from Account A and automatic transfers from Account A to Account B in the same contract year.

The systematic withdrawal program will end if the systematic withdrawals, when added to prior lump sum withdrawals from Account A and prior lump sum transfers to Account B in the same contract year, exceed the "free withdrawal amount" described under "Lump Sum Withdrawals" above.

You can stop systematic withdrawals at any time upon notice to us. Once withdrawals are stopped, you cannot begin them again before the next contract year. Amounts available for withdrawal cannot be carried over to subsequent contract years.

     AUTOMATIC WITHDRAWALS FROM ACCOUNT B

You may make automatic withdrawals from Account B on a monthly, quarterly, semi-annual, or annual basis. You may activate or cancel the automatic withdrawal program once each contract year. Once canceled, you can't activate the program again until the next contract year. You may increase or decrease withdrawals at any time by contacting the Service Center.

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to the Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, minus any applicable GMIB fee, and minus any applicable charge for premium taxes. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of the Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Appropriate laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

CONTRACT CHANGES


Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract (if permitted) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.


DEATH BENEFIT

       GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner dies before the annuity date. If you are under age 80 when the Contract is issued, the death benefit is the Maximum Anniversary Value death benefit. The death benefit for contract owners with issue ages of 80 and over is the greater of: (i) premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B (as such terms are defined below) plus the value of Account B or (ii) the contract value on the date we receive due proof of death. Death benefit proceeds are not payable on the death of an annuitant unless you are a non-natural person. (See "Death of Annuitant Prior to Annuity Date".)

Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if an owner dies (or the annuitant if there is a non-natural owner) before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of the date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)


We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.


If the age of an owner (or annuitant, if any owner is a non-natural person) is misstated any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.


Death benefit proceeds are not payable on the death of an annuitant unless any owner is a non-natural person. (See "Death of Annuitant Prior to Annuity Date".) Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if the owner (or the annuitant if the owner is a non-natural person) dies before the annuity date, Federal tax law generally requires us to distribute the entire contract value within five years of the owner's (or the annuitant's as applicable) date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)



Generally, death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds").

  CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT*


This death benefit only applies if the issue age of the oldest owner is age 80 or over.


     (a) We determine the premiums paid into Account A less any "adjusted withdrawals" from Account A and "adjusted transfers" to Account B.

     (b) We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,

        (i) we calculate an anniversary value for each contract anniversary through the earlier of your (or the older owner's, if the Contract has co-owners, or the annuitant's, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner's, if the Contract has co-owners or the owner is a non-natural person) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.

        (ii) we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value.

     (c) We compare the results in (a) and (b), and pick the higher value. This amount is referred to as the Guaranteed Minimum Death Benefit ("GMDB").

     (d) We compare the GMDB plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

     - the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by

     - an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal.


We will calculate the Maximum Anniversary Value based on your issue age (or the issue age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by "adjusted withdrawals" and "adjusted transfers" since that contract anniversary.



     THE PAYMENT OF THE DEATH BENEFIT IS SUBJECT TO OUR FINANCIAL STRENGTH
                           AND CLAIMS-PAYING ABILITY.


FOR AN EXAMPLE OF THE CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE APPENDIX B.

SPOUSAL CONTINUATION


If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract (except under tax sheltered annuities). If the Contract has a GMIB Rider at the time of spousal continuation, the Rider will also continue unless your spouse is ineligible for continuation under the terms of the Rider. Your


---------------

* For purposes of calculating the death benefit, if you purchased your Contract prior to June 13, 2003, any transfers or withdrawals will not be adjusted.

spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. We will compare the contract value to the death benefit which would have been paid to the surviving spouse. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we would have determined the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. The increase will be applied to each subaccount then available for allocations of premiums and transfers of contract value based on the ratio of your contract value in each subaccount to your contract value prior to the increase.

ANNUITY PAYMENTS


We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for nonqualified Contracts is the older annuitant's 90th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Generally, the annuity date for IRA or tax sheltered annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA and tax sheltered annuities to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements. For all Contracts, the annuity date must be at least twelve months after the contract date.



For Contracts issued on Contract Form MLNY-VA-001 that do not qualify for tax deferral (such as corporate-owned or non-grantor trust owned Contracts), the annuitant must be less than 85 years old and the annuity date may not be later than the annuitant's 85th birthday. You should consult your tax advisor if the Contract will be owned by a non-natural person.



Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to owners of qualified contracts to comply with the Internal Revenue Code or regulations under it. Please note that annuity options without a life contingency (e.g. payment of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules for qualified contracts. Consult a tax advisor before electing one of these options.


We calculate your annuity payments as of the annuity date, not the date when annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin. The rates will never be less than those shown in the Contract.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $2,000 (or a different minimum amount, if required by state law), we may cash out your Contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

MISSTATEMENT OF AGE OR SEX

We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person's age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law.

GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

EVIDENCE OF SURVIVAL

We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Accounts. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the annuity option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.


     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS



We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.


     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS



We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.


     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/ annuitant;
(b) the joint life expectancy of the owner/annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum.

GUARANTEED MINIMUM INCOME BENEFIT

     GENERAL

The GMIB is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the GMIB Rider. If you elect the GMIB Rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or transfers from Account A or additional premiums or transfers into Account A, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the

---------------

* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.


There is a waiting period of 10 years that must elapse before you can exercise the GMIB. BECAUSE OF THIS RESTRICTION, YOU SHOULD NOT PURCHASE THE GMIB RIDER IF YOU ARE OVER AGE 60 AT ISSUE AND MAY NEED TO ANNUITIZE THE CONTRACT AT AGE
70 1/2 TO MEET REQUIRED MINIMUM DISTRIBUTIONS FOR QUALIFIED CONTRACTS.


If you decide that you want the protection offered by the GMIB Rider, you must elect it at issue. The effective date of the GMIB Rider is the date of issue of the Contract. You cannot elect the GMIB Rider if the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. You may not cancel the GMIB Rider once elected. The GMIB Rider will terminate upon full surrender, annuitization, death, or transfer of all your Account A value to Account B. The GMIB Rider will also terminate if the annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75.

We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same oldest annuitant or co-annuitant to exceed $2,000,000.

     HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect the GMIB Rider, we base the amount of minimum income available to you upon the value of (iii) plus the greater of (i) and (ii) where:

      (i) equals the GMIB Benefit Base (less premium taxes applicable to Account
          A) applied to the Annuity Option Payout Rates for the GMIB Rider for the annuity option you select ("GMIB annuity purchase rates");

      (ii) equals your Account A value (less premium taxes and charges applicable to Account A) applied to then-current annuity purchase rates for the annuity option you select; and

     (iii) equals any Account B value (less premium taxes and charges applicable to Account B) applied to then-current annuity purchase rates for the annuity option you select.

THE GMIB BENEFIT BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT. Because the GMIB annuity purchase rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying your contract value (less applicable premium taxes and charges) on your annuity date to then-current annuity purchase rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes and charges) on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity purchase rates depend on the sex (when permissible) and ages of the annuitant and any co-annuitant.

Your GMIB Benefit Base increases if you allocate subsequent premiums to Account A and decreases if you withdraw money from Account A or transfer money to Account B. The GMIB Benefit Base is equal to the greater of the:

     - GMIB Maximum Anniversary Value for Account A; and

     - GMIB Premiums Compounded at 5% for Account A.

GMIB Maximum Anniversary Value for Account A. To determine the GMIB Maximum Anniversary Value for Account A, we will calculate an anniversary value for your Account A value on the date of issue of the Contract and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant and the date you exercise the GMIB. An anniversary value is equal to your Account A value on the date of issue of the Contract and on each contract anniversary, increased by premiums allocated to Account A and decreased by "adjusted" transfers to Account B and "adjusted" withdrawals from Account A since the date of issue of the Contract or that anniversary. The GMIB Maximum Anniversary Value for Account A is equal to the greatest of these anniversary values.

Each "adjusted" transfer and "adjusted" withdrawal equals the amount transferred or withdrawn multiplied by the GMIB Maximum Anniversary Value for Account A divided by your Account A value, both of which are determined immediately prior to the transfer or withdrawal.

GMIB Premiums Compounded at 5% for Account A. GMIB Premiums Compounded at 5% for Account A equals (i) minus (ii) where:

      (i) equals all premiums allocated to Account A with interest compounded daily from the date received; and

      (ii) equals all "adjusted" transfers to Account B and "adjusted" withdrawals from Account A with interest compounded daily from the date of each transfer or withdrawal.

Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant or the date you exercise the GMIB.

You may transfer to Account B and withdraw from Account A up to 5% of the value of the GMIB Premiums Compounded at 5% for Account A at the beginning of each contract year and such transfers and withdrawals will be "adjusted" so that they reduce the GMIB Premiums Compounded at 5% for Account A dollar-for-dollar for that contract year.

Any transfer or withdrawal that causes the total of all transfers to Account B and withdrawals from Account A during the contract year (including any currently requested transfer or withdrawal) to exceed 5% of the GMIB Premiums Compounded at 5% for Account A at the beginning of that contract year will be "adjusted" to reduce the GMIB Premiums Compounded at 5% for Account A proportionally. The adjustment is determined by multiplying the transfer or withdrawal by the ratio of the GMIB Premiums Compounded at 5% for Account A to the Account A value, where both values are calculated immediately prior to the transfer or withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% for Account A to be reduced by more than the amount of the transfer or withdrawal.

     ELECTING TO RECEIVE INCOME PAYMENTS


You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. THE LAST TIMEFRAME WITHIN WHICH YOU CAN EXERCISE THE GMIB BEGINS AT THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE 85TH BIRTHDAY OF THE OLDEST ANNUITANT OR CO-ANNUITANT NAMED AT ANY TIME UNDER THE GMIB RIDER AND EXPIRES 30 DAYS LATER. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB Rider if the older of the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet Required Minimum Distributions for qualified contracts), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.


You are not required to use the GMIB Rider to receive annuity payments. However, we will not refund fees paid for the GMIB Rider if you annuitize outside of the terms and conditions of the GMIB Rider. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR."

THE ANNUITY OPTIONS AVAILABLE WHEN USING THE GMIB TO RECEIVE YOUR FIXED INCOME ARE LIMITED TO THE FOLLOWING:

     - Life Annuity

     - Joint and Survivor Life Annuity

     - Life Annuity with Payments Guaranteed for 10 Years

     - Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the co-annuitant for purposes of the GMIB Rider.

     CHANGE OF ANNUITANT

If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant's or co-annuitant's age on the date of issue of the Contract was older than the current age of the oldest annuitant or co-annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's or co-annuitant's age. If the last day of that timeframe is earlier than the effective date of the change of annuitant or co-annuitant, the GMIB Rider will terminate.

If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than the previous oldest annuitant or co-annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant or co-annuitant, we will use the new annuitant's or co-annuitant's age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.

     GMIB FEE

We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. (See "Guaranteed Minimum Income Benefit Fee".)

     TERMINATION OF THE GMIB RIDER

The GMIB Rider will terminate on the earliest of: (1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or co-annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; (4) transfer of all your Account A value to Account B; or (5) a change of annuitant or co-annuitant that causes the GMIB Rider to terminate as described above under "Change of Annuitant." The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under "Change of Annuitant" above.


          THE PAYMENT OF THE GMIB IS SUBJECT TO OUR FINANCIAL STRENGTH
                           AND CLAIMS-PAYING ABILITY.


                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Internal Revenue Code ("IRC") and the regulations under it provide that separate account investments underlying a Contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Account assets.

REQUIRED DISTRIBUTIONS. To qualify as an annuity contract under section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

If any owner is a non-natural person, the death of the annuitant will be treated as the death of an owner for purposes of section 72(s).

The nonqualified Contracts are designed to comply with section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES

IN GENERAL. IRC section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:


WITHDRAWALS AND SURRENDERS. When you take a withdrawal from a nonqualified Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Other rules apply to Individual Retirement Annuities and tax sheltered annuities. In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible premiums paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified contract can be zero.


If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be paid from a Contract because an owner or annuitant (if the owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

     (1) on or after you reach age 59 1/2;

     (2) after you die (or after the annuitant dies, if the owner isn't an individual)

     (3) after you become disabled; or

     (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or tax sheltered annuity. You should consult a tax advisor with regard to exceptions from the penalty tax.


TRANSFERS, ASSIGNMENTS, ANNUITY DATES, OR EXCHANGES OF A CONTRACT


Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, selecting certain annuity dates, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All nonqualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.


OPTIONAL BENEFIT RIDERS

It is possible that the IRS may take the position that fees deducted for the GMIB optional benefit rider are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions, and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT PROGRAMS

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is also available for purchase through an established IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includable in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income, or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the enhanced death benefit provision, adversely affects the qualification of the policy as an IRA or Roth IRA.


Note: The Treasury made changes to the Required Minimum Distribution ("RMD") rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB or GMIB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation.


TAX SHELTERED ANNUITIES

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These payments may be subject to FICA (social security) tax. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable "eligible rollover distributions" from tax sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the IRC, distributions in a specified annuity form or hardship distributions or certain nontaxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. The Contract includes an enhanced death benefit provision that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors. As noted above, the value of certain death benefits and other benefits under the Contract may need to be considered in calculating minimum required distributions. (See "Note" under "Other Tax Issues for IRAs and Roth IRAs.")

                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning

     (1) the election of a Fund's Board of Directors;

     (2) ratification of a Fund's independent accountant;

     (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

     (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

     (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc. licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency Inc. as our insurance agents. Merrill Lynch Life Agency Inc. is a wholly owned subsidiary of Distributor.

We pay commissions to Merrill Lynch Life Agency Inc. for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, Merrill Lynch Life Agency Inc. pays Distributor a portion of the commissions it receives from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and District Annuity Specialists a portion of the commissions it receives from Merrill Lynch Life Agency Inc. for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.


The maximum amount of commissions paid to Merrill Lynch Life Agency Inc. is 5.25% of each premium and up to 1.20% of contract value per year. The maximum commission payable to Financial Advisors for Contract sales is 2.30% of each premium and up to 0.51% of contract value per year. Reduced compensation may be paid on Contracts purchased by any of our or our affiliates' employees or their spouses or dependents. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.13% of each premium.


Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from Merrill Lynch Life Agency Inc. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than Merrill Lynch Life Agency Inc. and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Accounts. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

STATE REGULATION

We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Accounts. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS


The financial statements of ML Life Insurance Company of New York as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 2, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph for the change in accounting method in 2005 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), and the financial statements of the ML of New York Variable Annuity Separate Accounts A & B as of December 31, 2006, and for each of the two years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports dated March 30, 2007, which reports are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                           ACCUMULATION UNIT VALUES+
                       (CONDENSED FINANCIAL INFORMATION)

                                                                     BLACKROCK BALANCED CAPITAL V.I.*
                                                   ---------------------------------------------------------------------
                                                   1/1/06 TO   1/1/05 TO   1/1/04 TO   1/1/03 TO   1/1/02 TO   1/1/01 TO
                                                   12/31/06    12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
                                                   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at beginning of
     period......................................  $   20.03   $   19.50   $   18.19   $   15.16   $   17.81   $   19.49
(2) Accumulation unit value at end of period.....  $   22.76   $   20.03   $   19.50   $   18.19   $   15.16   $   17.81
(3) Number of accumulation units outstanding at
     end of period...............................  287,850.4   345,356.3   389,873.0   462,527.5   531,917.0   633,777.7

                                                         BLACKROCK BALANCED CAPITAL V.I.*
                                                   ---------------------------------------------
                                                   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO
                                                   12/31/00    12/31/99    12/31/98    12/31/97
                                                   ---------   ---------   ---------   ---------
(1) Accumulation unit value at beginning of
     period......................................  $   20.09   $   18.73   $   16.72   $   14.47
(2) Accumulation unit value at end of period.....  $   19.49   $   20.09   $   18.73   $   16.72
(3) Number of accumulation units outstanding at
     end of period...............................  586,605.5   703,298.5   805,270.1   935,102.6

                                                               BALANCED CAPITAL FOCUS*
                                                   -----------------------------------------------
                                                   1/1/01 TO   1/1/00 TO   1/1/99 TO   6/5/98** TO
                                                   12/31/01    12/31/00    12/31/99     12/31/98
                                                   ---------   ---------   ---------   -----------
(1) Accumulation unit value at beginning of
     period......................................   $10.82     $   10.30   $    9.68    $   10.00
(2) Accumulation unit value at end of period.....        *     $   10.82   $   10.30    $    9.68
(3) Number of accumulation units outstanding at
     end of period...............................      0.0     189,852.2   165,442.8    114,280.3


                                                                     BLACKROCK BASIC VALUE V.I.
                                   -----------------------------------------------------------------------------------------------
                                    1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO
                                    12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     33.73   $     33.21   $     30.31   $     23.06   $     28.42   $     27.63   $     24.86
(2) Accumulation unit value at
      end of period..............  $     40.55   $     33.73   $     33.21   $     30.31   $     23.06   $     28.42   $     27.63
(3) Number of accumulation units
      outstanding at end of
      period.....................  1,266,176.7   1,639,669.6   2,133,994.4   2,427,637.8   2,601,900.0   2,639,842.9   2,529,060.5

                                         BLACKROCK BASIC VALUE V.I.
                                   ---------------------------------------
                                    1/1/99 TO     1/1/98 TO     1/1/97 TO
                                    12/31/99      12/31/98      12/31/97
                                   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     20.81   $     19.27   $     16.19
(2) Accumulation unit value at
      end of period..............  $     24.86   $     20.81   $     19.27
(3) Number of accumulation units
      outstanding at end of
      period.....................  2,505,912.5   2,134,295.9   1,942,837.1


                                                                       BLACKROCK BOND V.I.***
                                   -----------------------------------------------------------------------------------------------
                                    1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO
                                    12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     19.50   $     19.38   $     18.79   $     18.18   $     16.82   $     15.98   $     14.72
(2) Accumulation unit value at
      end of period..............  $     20.09   $     19.50   $     19.38   $     18.79   $     18.18   $     16.82   $     15.98
(3) Number of accumulation units
      outstanding at end of
      period.....................  1,466,817.2   1,775,877.7   2,265,337.8   2,662,925.2   2,879,227.6   3,040,520.1   2,565,420.4

                                           BLACKROCK BOND V.I.***
                                   ---------------------------------------
                                    1/1/99 TO     1/1/98 TO     1/1/97 TO
                                    12/31/99      12/31/98      12/31/97
                                   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     15.28   $     14.36   $     13.40
(2) Accumulation unit value at
      end of period..............  $     14.72   $     15.28   $     14.36
(3) Number of accumulation units
      outstanding at end of
      period.....................  2,878,607.8   2,943,385.0   2,776,167.1


---------------
  + Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.


  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.


 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/ Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                                        DEVELOPING CAPITAL MARKETS V.I.*
                                                ---------------------------------------------------------------------------------
                                                1/1/03 TO   1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO
                                                11/21/03    12/31/02    12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
                                                ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at beginning of
     period...................................    $6.54     $    7.38   $    7.37   $   10.48   $    6.42   $    9.21   $    9.99
(2) Accumulation unit value at end of
     period...................................      ***     $    6.54   $    7.38   $    7.37   $   10.48   $    6.42   $    9.21
(3) Number of accumulation units outstanding
     at end of period.........................      0.0     259,057.5   302,185.5   340,062.9   555,965.5   563,805.5   892,320.3


                                                          BLACKROCK MONEY MARKET V.I. (ACCOUNT A)*
                                      ---------------------------------------------------------------------------------
                                       1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO
                                       12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
                                      -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period...........  $     13.80   $     13.62   $     13.68   $     13.77   $     13.75   $     13.41
(2) Accumulation unit value at end
      of period.....................  $     14.24   $     13.80   $     13.62   $     13.68   $     13.77   $     13.75
(3) Number of accumulation units
      outstanding at end of
      period........................  1,265,283.9   1,293,261.7   1,609,512.6   2,134,931.6   2,576,036.8   2,695,469.7

                                            BLACKROCK MONEY MARKET V.I. (ACCOUNT A)*
                                      -----------------------------------------------------
                                       1/1/00 TO     1/1/99 TO     1/1/98 TO     1/1/97 TO
                                       12/31/00      12/31/99      12/31/98      12/31/97
                                      -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period...........  $     12.82   $     12.39   $     11.94   $     11.50
(2) Accumulation unit value at end
      of period.....................  $     13.41   $     12.82   $     12.39   $     11.94
(3) Number of accumulation units
      outstanding at end of
      period........................  2,467,141.7   2,622,855.7   2,714,662.2   2,392,904.0


                                         BLACKROCK MONEY
                                    MARKET V.I. (ACCOUNT B)*                                FOCUS TWENTY V.I.*
                       ---------------------------------------------------   ------------------------------------------------
                       1/1/06 TO   1/1/05 TO    1/1/04 TO     11/21/03* TO   1/1/03 TO   1/1/02 TO   1/1/01 TO   7/10/00** TO
                       12/31/06    12/31/05      12/31/04       12/31/03     11/21/03    12/31/02    12/31/01      12/31/00
                       ---------   ---------   ------------   ------------   ---------   ---------   ---------   ------------
(1) Accumulation unit
      value at
      beginning of
      period.........  $  14.93    $  14.63      $  14.59       $  14.59       $1.37     $    2.27   $    7.47    $   10.00
(2) Accumulation unit
      value at end of
      period.........  $  15.50    $  14.93      $  14.63       $  14.59           *     $    1.37   $    2.27    $    7.47
(3) Number of
      accumulation
      units
      outstanding at
      end of
      period.........  24,508.3    59,618.6      29,320.8       41,996.5         0.0     246,479.5   448,251.4    730,077.6


                                               BLACKROCK FUNDAMENTAL GROWTH V.I.
                       ----------------------------------------------------------------------------------
                        1/1/06 TO      1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO    5/1/01** TO
                         12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
                       ------------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit
      value at
      beginning of
      period.........   $    8.89     $      8.38   $      7.96   $      6.30   $      8.81    $   10.00
(2) Accumulation unit
      value at end of
      period.........   $    9.17     $      8.89   $      8.38   $      7.96   $      6.30    $    8.81
(3) Number of
      accumulation
      units
      outstanding at
      end of
      period.........   556,642.3     1,147,421.6   1,400,034.0   1,355,160.1   1,275,968.2    693,466.0


---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.



 ** Available for allocations of premiums or contract value effective following the close of business.



*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                                   BLACKROCK GLOBAL ALLOCATION V.I.*
                                    -----------------------------------------------------------------------------------------------
                                     1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO
                                     12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     24.22   $     22.21   $     19.68   $     14.81   $     16.34   $     18.18   $     20.38
(2) Accumulation unit value at end
      of period...................  $     27.84   $     24.22   $     22.21   $     19.68   $     14.81   $     16.34   $     18.18
(3) Number of accumulation units
      outstanding at end of
      period......................  1,720,500.3   1,952,770.8   1,962,963.9   1,841,547.0   1,721,962.3   1,822,558.0   2,083,862.0

                                       BLACKROCK GLOBAL ALLOCATION V.I.*
                                    ---------------------------------------
                                     1/1/99 TO     1/1/98 TO     1/1/97 TO
                                     12/31/99      12/31/98      12/31/97
                                    -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     17.02   $     15.85   $     14.35
(2) Accumulation unit value at end
      of period...................  $     20.38   $     17.02   $     15.85
(3) Number of accumulation units
      outstanding at end of
      period......................  2,343,104.2   2,708,721.4   3,196,842.1



                                                                                     GLOBAL BOND FOCUS*
                                                            ---------------------------------------------------------------------
                                                            1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO
                                                             4/30/02    12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
                                                            ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at beginning of period........   $11.68     $   12.23   $   12.35   $   13.63   $   12.27   $   12.20
(2) Accumulation unit value at end of period..............      ***     $   11.68   $   12.23   $   12.35   $   13.63   $   12.27
(3) Number of accumulation units outstanding at end of
     period...............................................      0.0     186,573.4   220,076.5   266,934.6   324,790.1   404,574.9


                                                          BLACKROCK GLOBAL GROWTH V.I.
                                     -----------------------------------------------------------------------
                                      1/1/06 TO    1/1/05 TO   1/1/04 TO   1/1/03 TO   1/1/02 TO   1/1/01 TO
                                      12/31/06     12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
                                     -----------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........   $   11.34    $    9.99   $    8.79   $    6.67   $    9.35   $   12.32
(2) Accumulation unit value at end
      of period....................   $   13.65    $   11.34   $    9.99   $    8.79   $    6.67   $    9.35
(3) Number of accumulation units
      outstanding at end of
      period.......................   241,386.3    290,022.2   634,012.3   669,891.0   725,698.5   875,244.9

                                         BLACKROCK GLOBAL GROWTH V.I.
                                     -------------------------------------
                                      1/1/00 TO    1/1/99 TO   6/5/98** TO
                                      12/31/00     12/31/99     12/31/98
                                     -----------   ---------   -----------
(1) Accumulation unit value at
      beginning of period..........  $     14.69   $   10.74    $   10.00
(2) Accumulation unit value at end
      of period....................  $     12.32   $   14.69    $   10.74
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,422,808.3   796,328.0    127,229.2


                                                                    BLACKROCK GOVERNMENT BOND V.I.
                                    -----------------------------------------------------------------------------------------------
                                     1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO
                                     12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     17.16   $     16.85   $     16.40   $     16.29   $     15.04   $     14.24   $     12.95
(2) Accumulation unit value at end
      of period...................  $     17.60   $     17.16   $     16.85   $     16.40   $     16.29   $     15.04   $     14.24
(3) Number of accumulation units
      outstanding at end of
      period......................  1,005,517.6   1,237,891.5   1,366,593.0   1,663,250.5   1,918,108.4   1,755,849.5   1,642,968.1

                                       BLACKROCK GOVERNMENT BOND V.I.
                                    -------------------------------------
                                     1/1/99 TO     1/1/98 TO    1/1/97 TO
                                     12/31/99      12/31/98     12/31/97
                                    -----------   -----------   ---------
(1) Accumulation unit value at
      beginning of period.........  $     13.36   $     12.45   $   11.59
(2) Accumulation unit value at end
      of period...................  $     12.95   $     13.36   $   12.45
(3) Number of accumulation units
      outstanding at end of
      period......................  1,842,543.0   1,670,377.7   900,981.0


---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.



 ** Available for allocations of premiums or contract value effective following the close of business.



*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                                     BLACKROCK HIGH INCOME V.I.
                                    ---------------------------------------------------------------------------------------------
                                    1/1/06 TO    1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO
                                    12/31/06     12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                    ---------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $   21.61   $     21.57   $     19.55   $     15.47   $     15.91   $     15.51   $     16.92
(2) Accumulation unit value at end
      of period...................  $   23.34   $     21.61   $     21.57   $     19.55   $     15.47   $     15.91   $     15.51
(3) Number of accumulation units
      outstanding at end of
      period......................  567,806.6     707,523.5     936,363.8   1,141,089.1   1,192,683.4   1,503,375.9   1,727,150.0

                                          BLACKROCK HIGH INCOME V.I.
                                    ---------------------------------------
                                     1/1/99 TO     1/1/98 TO     1/1/97 TO
                                     12/31/99      12/31/98      12/31/97
                                    -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     16.18   $     16.93   $     15.46
(2) Accumulation unit value at end
      of period...................  $     16.92   $     16.18   $     16.93
(3) Number of accumulation units
      outstanding at end of
      period......................  1,878,536.0   1,935,113.5   1,794,232.4


                                                                     BLACKROCK S&P 500 INDEX V.I.
                                    -----------------------------------------------------------------------------------------------
                                     1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO
                                     12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     16.79   $     16.30   $     14.95   $     11.82   $     15.44   $     17.85   $     19.96
(2) Accumulation unit value at end
      of period...................  $     19.13   $     16.79   $     16.30   $     14.95   $     11.82   $     15.44   $     17.85
(3) Number of accumulation units
      outstanding at end of
      period......................  1,158,076.5   1,446,045.3   1,731,976.6   1,882,228.5   1,906,050.6   2,113,132.9   2,204,753.1

                                          BLACKROCK S&P 500 INDEX V.I.
                                    -----------------------------------------
                                     1/1/99 TO     1/1/98 TO      1/1/97 TO
                                     12/31/99      12/31/98       12/31/97
                                    -----------   -----------   -------------
(1) Accumulation unit value at
      beginning of period.........  $     16.79   $     13.27    $     10.12
(2) Accumulation unit value at end
      of period...................  $     19.96   $     16.79    $     13.27
(3) Number of accumulation units
      outstanding at end of
      period......................  2,180,119.7   1,908,674.0    1,245,291.7


                                                     INTERNATIONAL EQUITY FOCUS*
                                     -----------------------------------------------------------
                                     1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO    1/1/97 TO
                                     12/31/01    12/31/00    12/31/99    12/31/98     12/31/97
                                     ---------   ---------   ---------   ---------   -----------
(1) Accumulation unit value at
      beginning of period..........   $13.20     $   16.18   $   11.91   $   11.20   $     11.90
(2) Accumulation unit value at end
      of period....................        *     $   13.20   $   16.18   $   11.91   $     11.20
(3) Number of accumulation units
      outstanding at end of
      period.......................      0.0     677,004.1   764,791.1   893,307.1   2,327,316.1

                                              BLACKROCK INTERNATIONAL VALUE V.I.*
                                     -----------------------------------------------------
                                      1/1/06 TO     1/1/05 TO     1/1/04 TO    11/21/03**
                                      12/31/06      12/31/05      12/31/04     TO 12/31/03
                                     -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $     16.20   $     14.71   $     12.17   $     11.08
(2) Accumulation unit value at end
      of period....................  $     20.45         16.20   $     14.71   $     12.17
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,145,357.9   1,359,564.7   1,639,239.1   1,713,032.6


                                                                     BLACKROCK LARGE CAP CORE V.I.
                                    -----------------------------------------------------------------------------------------------
                                     1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO
                                     12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     32.10   $     28.75   $     24.95   $     19.23   $     23.47   $     25.70   $     28.89
(2) Accumulation unit value at end
      of period...................  $     36.35   $     32.10   $     28.75   $     24.95   $     19.23   $     23.47   $     25.70
(3) Number of accumulation units
      outstanding at end of
      period......................  1,171,021.9   1,339,486.6   1,550,002.7   1,725,714.5   1,767,755.2   1,867,370.4   2,051,339.9

                                         BLACKROCK LARGE CAP CORE V.I.
                                    ---------------------------------------
                                     1/1/99 TO     1/1/98 TO     1/1/97 TO
                                     12/31/99      12/31/98      12/31/97
                                    -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........  $     22.28   $     19.54   $     16.01
(2) Accumulation unit value at end
      of period...................  $     28.89   $     22.28   $     19.54
(3) Number of accumulation units
      outstanding at end of
      period......................  2,191,387.8   2,374,281.3   2,617,428.2


---------------

 * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.



** Available for allocations of premiums or contract value effective following the close of business.

                                               BLACKROCK LARGE CAP GROWTH V.I.*                 BLACKROCK LARGE CAP VALUE V.I.
                                    -------------------------------------------------------   -----------------------------------
                                     1/1/06 TO    1/01/05 TO     1/1/04 TO    11/21/03** TO   1/1/06 TO    1/1/05 TO    1/1/04 TO
                                     12/31/06      12/31/05      12/31/04       12/31/03      12/31/06     12/31/05     12/31/04
                                    -----------   -----------   -----------   -------------   ---------   -----------   ---------
(1) Accumulation unit value at
      beginning of period           $10.31......  $      9.45   $      8.88     $    8.80     $   15.41    $   13.31    $   11.20
(2) Accumulation unit value at end
      of period                     $10.91......  $     10.31   $      9.45     $    8.88     $   17.64    $   15.41    $   13.31
(3) Number of accumulation units
      outstanding at end of period  1,107,594.6.. 1,071,261.3   1,084,643.2     425,400.0     548,685.6    551,670.2    531,007.2

                                       BLACKROCK LARGE CAP VALUE V.I.
                                    -------------------------------------
                                    1/1/03 TO   1/1/02 TO    5/1/01** TO
                                    12/31/03    12/31/02      12/31/01
                                    ---------   ---------   -------------
(1) Accumulation unit value at
      beginning of period           $    8.48   $    9.83     $  10.00
(2) Accumulation unit value at end
      of period                     $   11.20   $    8.48     $   9.83
(3) Number of accumulation units
      outstanding at end of period  511,788.8   492,392.1     82,957.8



                                                                                  NATURAL RESOURCES FOCUS
                                                           ----------------------------------------------------------------------
                                                           1/1/02 TO    1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO
                                                            4/30/02     12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
                                                           ----------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at beginning of period.......    $15.29     $  17.42    $  12.68    $  10.14    $  12.14    $   14.06
(2) Accumulation unit value at end of period.............       ***     $  15.29    $  17.42    $  12.68    $  10.14    $   12.14
(3) Number of accumulation units outstanding at end of
     period..............................................       0.0     39,796.3    48,694.9    53,276.6    70,808.7    115,513.8


                                                                  RESERVE ASSETS V.I.*
                                    ---------------------------------------------------------------------------------
                                    1/1/03 TO   1/1/02 TO   1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO
                                    11/21/03*   12/31/02    12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
                                    ---------   ---------   ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period.........   $14.62     $  14.53    $  14.09    $  13.39    $  12.87    $  12.32    $  11.79
(2) Accumulation unit value at end
      of period...................        *     $  14.62    $  14.53    $  14.09    $  13.39    $  12.87    $  12.32
(3) Number of accumulation units
      outstanding at end of
      period......................      0.0     39,939.7    57,519.8    83,247.7    86,344.1    95,017.1    82,335.6

                                                 SELECT TEN V.I. TRUST****
                                    ---------------------------------------------------
                                    1/1/01 TO    1/1/00 TO     1/1/99 TO    6/5/98** TO
                                    12/31/01     12/31/00      12/31/99      12/31/98
                                    ---------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........   $10.67     $      9.39   $     10.12    $   10.00
(2) Accumulation unit value at end
      of period...................      ***     $     10.67   $      9.39    $   10.12
(3) Number of accumulation units
      outstanding at end of
      period......................      0.0       289,514.7     573,604.7    190,745.2


---------------


   * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I.
     Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.



  ** Available for allocations of premiums or contract value effective following the close of business.



 *** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/ Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Bond V.I. Fund) was substituted for the Global Bond Focus Fund.


**** The 1998 Select Ten Trust terminated on April 30, 1999. The 1999 Select Ten
     Trust commenced operation on May 1, 1999, at an accumulation unit value of $10.00. The 1999 Select Ten Trust terminated on April 30, 2000. The 2000 Select Ten V.I. Trust commenced operation on May 1, 2000, at an accumulation unit value of $10.00. The 2000 Select Ten V.I. Trust terminated on April 30, 2001.

                                          BLACKROCK UTILITIES AND TELECOMMUNICATIONS V.I.
                                     ---------------------------------------------------------
                                     1/1/06 TO   1/1/05 TO   1/1/04 TO   1/1/03 TO   1/1/02 TO
                                     12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                                     ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........  $  23.91    $   21.23   $   17.12   $   14.44   $   18.01
(2) Accumulation unit value at end
      of period....................  $  29.54    $   23.91   $   21.23   $   17.12   $   14.44
(3) Number of accumulation units
      outstanding at end of
      period.......................  96,833.4    110,472.3   131,252.2   164,884.7   199,338.7

                                          BLACKROCK UTILITIES AND TELECOMMUNICATIONS V.I.
                                     ---------------------------------------------------------
                                     1/1/01 TO   1/1/00 TO   1/1/99 TO   1/1/98 TO   1/1/97 TO
                                     12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
                                     ---------   ---------   ---------   ---------   ---------
(1) Accumulation unit value at
      beginning of period..........  $   21.24   $   22.12   $   19.91   $   16.27   $   13.10
(2) Accumulation unit value at end
      of period....................  $   18.01   $   21.24   $   22.12   $   19.91   $   16.27
(3) Number of accumulation units
      outstanding at end of
      period.......................  267,017.6   307,808.3   355,501.8   408,706.9   475,558.5


                                                                 BLACKROCK VALUE OPPORTUNITIES V.I.
                                     -------------------------------------------------------------------------------------------
                                     1/1/06 TO   1/1/05 TO    1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO
                                     12/31/06    12/31/05     12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                     ---------   ---------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $   38.86   $   35.68   $     31.46   $     22.31   $     29.66   $     23.15   $     20.45
(2) Accumulation unit value at end
      of period....................  $   43.26   $   38.86   $     35.68   $     31.46   $     22.31   $     29.66   $     23.15
(3) Number of accumulation units
      outstanding at end of
      period.......................  636,540.8   781,881.4   1,047,060.2   1,243,877.5   1,357,328.0   1,671,013.0   1,717,612.7

                                       BLACKROCK VALUE OPPORTUNITIES V.I.
                                     ---------------------------------------
                                      1/1/99 TO     1/1/98 TO     1/1/97 TO
                                      12/31/99      12/31/98      12/31/97
                                     -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period..........  $     15.45   $     16.75   $     15.20
(2) Accumulation unit value at end
      of period....................  $     20.45   $     15.45   $     16.75
(3) Number of accumulation units
      outstanding at end of
      period.......................  1,677,430.3   1,911,721.5   1,789,233.1


                                                                                                       ROSZEL/ JPMORGAN
                                                              ROSZEL/ DELAWARE TREND***                SMALL CAP GROWTH
                                                   -----------------------------------------------   ---------------------
                                                   1/1/06 TO   1/1/05 TO   1/1/04 TO   5/1/03** TO   1/1/06 TO   1/1/05 TO
                                                   12/31/06    12/31/05    12/31/04     12/31/03     12/31/06    12/31/05
                                                   ---------   ---------   ---------   -----------   ---------   ---------
(1) Accumulation unit value at beginning of
      period.....................................  $   13.96   $   13.51   $   12.28    $   10.00    $   12.89   $   12.28
(2) Accumulation unit value at end of period.....  $   14.83   $   13.96   $   13.51    $   12.28    $   14.71   $   12.89
(3) Number of accumulation units outstanding at
      end of period..............................  119,155.8   146,621.8   347,138.7    301,146.3    361,566.9   454,965.9

                                                            ROSZEL/ JPMORGAN
                                                            SMALL CAP GROWTH
                                                   -----------------------------------
                                                   1/1/04 TO   1/1/03 TO   7/1/02** TO
                                                   12/31/04    12/31/03     12/31/02
                                                   ---------   ---------   -----------
(1) Accumulation unit value at beginning of
      period.....................................  $   11.42   $    8.44    $   10.00
(2) Accumulation unit value at end of period.....  $   12.28   $   11.42    $    8.44
(3) Number of accumulation units outstanding at
      end of period..............................  490,560.9   484,525.8    407,105.7


                                                           ROSZEL/ LORD ABBETT AFFILIATED
                                                   -----------------------------------------------
                                                   1/1/06 TO   1/1/05 TO   1/1/04 TO   5/1/03** TO
                                                   12/31/06    12/31/05    12/31/04     12/31/03
                                                   ---------   ---------   ---------   -----------
(1) Accumulation unit value at beginning of
      period.....................................  $   13.41   $   13.17   $   12.00    $  10.00
(2) Accumulation unit value at end of period.....  $   15.55   $   13.41   $   13.17    $  12.00
(3) Number of accumulation units outstanding at
      end of period..............................  179,822.4   200,994.4   196,732.4    89,918.6


                                                            ROSZEL/ LORD ABBETT                        ROSZEL/ ALLIANZ CCM
                                                               MID CAP VALUE                          CAPITAL APPRECIATION***
                                        -----------------------------------------------------------   ---------------------
                                        1/1/06 TO   1/1/05 TO   1/1/04 TO   1/1/03 TO   7/1/02** TO   1/1/06 TO   1/1/05 TO
                                        12/31/06    12/31/05    12/31/04    12/31/03     12/31/02     12/31/06    12/31/05
                                        ---------   ---------   ---------   ---------   -----------   ---------   ---------
(1) Accumulation unit value at
      beginning of period.............  $   14.41   $   13.49   $   11.04   $    8.97    $   10.00    $   14.09   $   13.05
(2) Accumulation unit value at end of
      period..........................  $   15.94   $   14.41   $   13.49   $   11.04    $    8.97    $   14.79   $   14.09
(3) Number of accumulation units
      outstanding at end of period....  578,191.6   734,437.5   762,190.7   660,026.9    500,381.4    768,404.8   848,116.7

                                           ROSZEL/ ALLIANZ CCM                          ROSZEL/ ALLIANZ NFJ
                                      CAPITAL APPRECIATION***
                                         -----------------------   -------------------------------------------------------------
                                         1/1/04 TO   5/1/03** TO   1/1/06 TO   1/1/05 TO   1/1/04 TO   1/1/03** TO   7/1/02** TO
                                         12/31/04     12/31/03     12/31/06    12/31/05    12/31/04     12/31/03      12/31/02
                                         ---------   -----------   ---------   ---------   ---------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.............   $   11.72   $     10.00   $   16.38   $   14.85   $   12.26    $    9.33     $   10.00
(2) Accumulation unit value at end of
      period..........................   $   13.05   $     11.72   $   19.69   $   16.38   $   14.85    $   12.26     $    9.33
(3) Number of accumulation units
      outstanding at end of period....   995,985.9   1,005,635.3   361,355.4   428,671.2   373,922.0    250,049.4     194,878.8



                                                                            ROSZEL/SELIGMAN MID CAP GROWTH
                                                              -----------------------------------------------------------
                                                              1/1/06 TO   1/1/05 TO   1/1/04 TO   1/1/03 TO   7/1/02** TO
                                                              12/31/06    12/31/05    12/31/04    12/31/03     12/31/02
                                                              ---------   ---------   ---------   ---------   -----------
(1) Accumulation unit value at beginning of period..........  $   14.19   $   12.85   $   11.99   $    9.12    $  10.00
(2) Accumulation unit value at end of period................  $   14.79   $   14.19   $   12.85   $   11.99    $   9.12
(3) Number of accumulation units outstanding at end of
     period.................................................  243,374.7   295,383.6   248,261.7   137,773.7    83,515.5


---------------
 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/ Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

                                                                 AIM V.I. CAPITAL APPRECIATION
                                     -------------------------------------------------------------------------------------
                                      1/1/06 TO    1/1/05 TO   1/1/04 TO   1/1/03 TO   1/1/02 TO   1/1/01 TO    1/1/00 TO
                                      12/31/06     12/31/05    12/31/04    12/31/03    12/31/02    12/31/01     12/31/00
                                     -----------   ---------   ---------   ---------   ---------   ---------   -----------
(1) Accumulation unit value at
      beginning of period..........   $   13.51    $   12.58   $   11.96   $    9.36   $   12.54   $   16.57   $     18.86
(2) Accumulation unit value at end
      of period....................   $   14.17    $   13.51   $   12.58   $   11.96   $    9.36   $   12.54   $     16.57
(3) Number of accumulation units
      outstanding at end of
      period.......................   545,839.9    665,594.6   781,908.0   599,873.4   717,482.2   876,010.8   1,018,081.8

                                         AIM V.I. CAPITAL APPRECIATION
                                     -------------------------------------
                                     1/1/99 TO   1/1/98 TO     1/1/97 TO
                                     12/31/99    12/31/98      12/31/97
                                     ---------   ---------   -------------
(1) Accumulation unit value at
      beginning of period..........  $   13.22   $   11.23     $   10.03
(2) Accumulation unit value at end
      of period....................  $   18.86   $   13.22     $   11.23
(3) Number of accumulation units
      outstanding at end of
      period.......................  741,790.0   637,817.5     705,468.0


                                   AIM V.I.
                                     CORE
                                  EQUITY*****                            AIM V.I. PREMIER EQUITY*****
                                -----------------------------------------------------------------------------------------------
                                 5/1/06** TO     1/1/06 TO    1/1/05 TO    1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO
                                  12/31/06        4/28/06     12/31/05     12/31/04      12/31/03      12/31/02      12/31/01
                                -------------   -----------   ---------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.....    $   10.24       $14.06      $   13.49   $     12.93   $     10.48   $     15.22   $     17.65
(2) Accumulation unit value at
      end of period...........    $   11.09       $14.78      $   14.06   $     13.49   $     12.93   $     10.48   $     15.22
(3) Number of accumulation
      units outstanding at end
      of period...............    869,376.7           --      776,350.1   1,039,796.8   1,338,325.9   1,568,149.8   2,187,815.0


                                             AIM V.I. PREMIER EQUITY*****
                                -------------------------------------------------------
                                 1/1/00 TO     1/1/99 TO     1/1/98 TO      1/1/97 TO
                                 12/31/00      12/31/99      12/31/98       12/31/97
                                -----------   -----------   -----------   -------------
(1) Accumulation unit value at
      beginning of period.....  $     20.96   $     16.35   $     12.52     $   10.26
(2) Accumulation unit value at
      end of period...........  $     17.65   $     20.96   $     16.35     $   12.52
(3) Number of accumulation
      units outstanding at end
      of period...............  2,337,637.9   2,198,282.0   1,623,648.9     694,794.1


                                                               ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
                                   -----------------------------------------------------------------------------------------------
                                    1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO     1/1/02 TO     1/1/01 TO     1/1/00 TO
                                    12/31/06      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........   $   17.20    $     15.14   $     14.13   $     11.58   $     16.92   $     20.72   $     25.17
(2) Accumulation unit value at
      end of period..............   $   16.89    $     17.20   $     15.14   $     14.13   $     11.58   $     16.92   $     20.72
(3) Number of accumulation units
      outstanding at end of
      period.....................   937,874.2    1,184,278.5   1,468,335.9   2,427,262.0   2,714,950.9   3,420,958.7   3,799,078.8

                                   ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
                                   ---------------------------------------
                                    1/1/99 TO     1/1/98 TO     1/1/97 TO
                                    12/31/99      12/31/98      12/31/97
                                   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     19.28   $     13.21   $     10.00
(2) Accumulation unit value at
      end of period..............  $     25.17   $     19.28   $     13.21
(3) Number of accumulation units
      outstanding at end of
      period.....................  3,581,370.8   2,559,574.5   1,273,236.9


                                                                ALLIANCEBERNSTEIN VPS QUASAR***
                                          ----------------------------------------------------------------------------
                                          1/1/03 TO   1/1/02 TO    1/1/01 TO     1/1/00 TO    1/1/99 TO    6/5/98** TO
                                          11/21/03     12/31/02     12/31/01     12/31/00      12/31/99     12/31/98
                                          ---------   ----------   ----------   -----------   ----------   -----------
(1) Accumulation unit value at beginning
      of period.........................    $5.31     $    7.89    $    9.17    $      9.90   $    8.57     $  10.00
(2) Accumulation unit value at end of
      period............................      ***     $    5.31    $    7.89    $      9.17   $    9.90     $   8.57
(3) Number of accumulation units
      outstanding at end of period......      0.0     518,931.6    997,865.5    1,111,234.5   518,747.8     94,213.1

                                                            ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY
                                          ----------------------------------------------------------------------------
                                           1/1/06 TO    1/1/05 TO   1/1/04 TO    1/1/03 TO    1/1/02 TO    5/1/01** TO
                                           12/31/06     12/31/05    12/31/04     12/31/03      12/31/02     12/31/01
                                          -----------   ---------   ---------   -----------   ----------   -----------
(1) Accumulation unit value at beginning
      of period.........................        7.05    $    6.88   $    6.61    $    4.65     $   8.09     $   10.00
(2) Accumulation unit value at end of
      period............................        7.56    $    7.05   $    6.88    $    6.61     $   4.65     $    8.09
(3) Number of accumulation units
      outstanding at end of period......   162,578.3    207,964.4   157,146.3    168,517.2     53,411.8     288,830.0


---------------
   ** Available for allocations of premiums or contract value effective following the close of business.


  *** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/ Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Bond V.I. Fund) was substituted for the Global Bond Focus Fund.


***** Effective May 1, 2006, AIM V.I. Premier Equity Fund merged with and into the AIM Core V.I. Equity Fund.

                                                                                                         AMERICAN CENTURY
                                               AMERICAN CENTURY VP INTERNATIONAL                             VP ULTRA
                           -------------------------------------------------------------------------   ---------------------
                           1/1/06 TO   1/1/05 TO   1/1/04 TO   1/1/03 TO    1/1/02 TO    5/1/01** TO   1/1/06 TO   1/1/05 TO
                           12/31/06    12/31/05    12/31/04     12/31/03     12/31/02     12/31/01     12/31/06    12/31/05
                           ---------   ---------   ---------   ----------   ----------   -----------   ---------   ---------
(1) Accumulation unit
      value at beginning
      of period..........  $    9.91   $    8.87   $    7.82   $    6.37    $    8.10     $   10.00    $   10.75   $   10.67
(2) Accumulation unit
      value at end of
      period.............  $   12.22   $    9.91   $    8.87   $    7.82    $    6.37     $    8.10    $   10.26   $   10.75
(3) Number of
      accumulation units
      outstanding at end
      of period..........  431,221.6   493,548.0   637,200.2   505,562.4    545,671.2     411,338.0    111,271.5   131,236.8

                              AMERICAN CENTURY
                                 VP ULTRA                                     DAVIS VALUE
                              --------------   -------------------------------------------------------------------------
                                 5/1/04** TO   1/1/06 TO   1/1/05 TO   1/1/04 TO   1/1/03 TO    1/1/02 TO    5/1/01** TO
                                  12/31/04     12/31/06    12/31/05    12/31/04    12/31/03     12/31/02      12/31/01
                                 -----------   ---------   ---------   ---------   ---------   -----------   -----------
(1) Accumulation unit
      value at beginning
      of period..........          $ 10.00     $   11.75   $   10.88   $    9.82   $    7.67    $    9.28     $   10.00
(2) Accumulation unit
      value at end of
      period.............            10.67     $   13.33   $   11.75   $   10.88   $    9.82    $    7.67     $    9.28
(3) Number of
      accumulation units
      outstanding at end
      of period..........          7,251.4     913,314.0   980,090.8   930,861.1   768,898.6    690,851.0     604,118.3


                            FEDERATED CAPITAL APPRECIATION II                 FEDERATED KAUFFMAN II
                       -------------------------------------------   ---------------------------------------
                         1/1/06 TO     1/1/05 TO     5/1/04** TO       1/1/06 TO     1/1/05 TO   5/1/04** TO
                         12/31/06      12/31/05       12/31/04         12/31/06      12/31/05     12/31/04
                       -------------   ---------   ---------------   -------------   ---------   -----------
(1) Accumulation unit
      value at
      beginning of
      period.........    $  10.72      $   10.66       $ 10.00         $  12.22      $   11.14    $  10.00
(2) Accumulation unit
      value at end of
      period.........    $  12.29      $   10.72       $ 10.66         $  13.86      $   12.22    $  11.14
(3) Number of
      accumulation
      units
      outstanding at
      end of period..    16,612.7       13,215.6       2,324.5         60,767.5       66,005.6    41,254.4

                                              MERCURY INTERNATIONAL VALUE V.I.*
                       -------------------------------------------------------------------------------
                       1/1/03 TO    1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO    6/5/98** TO
                       11/21/03     12/31/02      12/31/01      12/31/00      12/31/99      12/31/98
                       ---------   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit
      value at
      beginning of
      period.........    $8.67     $      9.93   $     11.56   $     11.39   $      9.49   $     10.00
(2) Accumulation unit
      value at end of
      period.........    $   *     $      8.67   $      9.93   $     11.56   $     11.39   $      9.49
(3) Number of
      accumulation
      units
      outstanding at
      end of period..      0.0     1,842,378.7   2,352,258.4   2,132,252.0   1,804,928.1   2,303,167.1


                                                                                       MERRILL LYNCH
                                                                                  LARGE CAP GROWTH V.I.*
                                                              ---------------------------------------------------------------
                                                              1/1/03 TO    1/1/02 TO   1/1/01 TO    1/1/00 TO    6/18/99** TO
                                                               11/21/03    12/31/02    12/31/01     12/31/00       12/31/99
                                                              ----------   ---------   ---------   -----------   ------------
(1) Accumulation unit value at beginning of period..........  $    6.72    $    8.89   $    9.94   $     11.98     $  10.00
(2) Accumulation unit value at end of period................  $       *    $    6.72   $    8.89   $      9.94     $  11.98
(3) Number of accumulation units outstanding at end of
     period.................................................        0.0    336,706.2   307,838.3   3,371,281.5     75,627.0

---------------

  * Effective following the close of business on November 21, 2003, the Merrill Lynch Reserve Assets V.I. Fund was merged with and into the Mercury Domestic Money Market V.I. Fund (now named the BlackRock Money Market V.I. Fund), the Merrill Lynch Developing Capital Markets V.I. Fund was merged with and into the Mercury Global Allocation V.I. Fund (now named the BlackRock Global Allocation V.I. Fund), the Mercury International Value V.I. Fund was merged with and into the Mercury International Value V.I. Fund (which was then named Merrill Lynch International Value V.I. Fund, and is now named the BlackRock International Value V.I. Fund), and the Merrill Lynch Focus Twenty V.I. Fund and the Merrill Lynch Large Cap Growth V.I. Fund of the Mercury V.I. Funds, Inc., were merged with and into the Mercury Large Cap Growth V.I. Fund (now named the BlackRock Large Cap Growth Fund) of the Merrill Lynch Variable Series Funds (now named the BlackRock Variable Series Funds). Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, which has been renamed the BlackRock Balanced V.I. Fund, and the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio, which had been renamed the BlackRock International Value V.I. Fund.



 ** Available for allocations of premiums or contract value effective following the close of business.

                                                                        MFS EMERGING GROWTH
                                    -------------------------------------------------------------------------------------------
                                     1/1/06 TO    1/01/05 TO    1/1/04 TO   1/1/03 TO    1/1/02 TO     1/1/01 TO     1/1/00 TO
                                     12/31/06      12/31/05     12/31/04    12/31/03     12/31/02      12/31/01      12/31/00
                                    -----------   -----------   ---------   ---------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period.........   $   14.32     $   13.29    $   11.93   $    9.28   $     14.21   $     21.65   $     27.30
(2) Accumulation unit value at end
      of period...................   $   15.24     $   14.32    $   13.29   $   11.93   $      9.28   $     14.21   $     21.65
(3) Number of accumulation units
      outstanding at end of
      period......................   444,811.8     702,194.6    834,376.6   999,549.2   1,148,505.8   1,546,866.8   1,856,489.5

                                             MFS EMERGING GROWTH
                                    -------------------------------------
                                     1/1/99 TO     1/1/98 TO    1/1/97 TO
                                     12/31/99      12/31/98     12/31/97
                                    -----------   -----------   ---------
(1) Accumulation unit value at
      beginning of period.........  $     15.66   $     11.83   $    9.83
(2) Accumulation unit value at end
      of period...................  $     27.30   $     15.66   $   11.83
(3) Number of accumulation units
      outstanding at end of
      period......................  1,524,939.9   1,327,153.4   600,105.0



                                                                            MFS RESEARCH***
                                      -------------------------------------------------------------------------------------------
                                      1/1/03 TO    1/1/02 TO     1/1/01 TO     1/1/00 TO     1/1/99 TO     1/1/98 TO    1/1/97 TO
                                      11/21/03     12/31/02      12/31/01      12/31/00      12/31/99      12/31/98     12/31/97
                                      ---------   -----------   -----------   -----------   -----------   -----------   ---------
(1) Accumulation unit value at
     beginning of period............    $9.67     $     12.99   $     16.73   $     17.82   $     14.56   $     11.96   $   10.08
(2) Accumulation unit value at end
     of period......................      ***     $      9.67   $     12.99   $     16.73   $     17.82   $     14.56   $   11.96
(3) Number of accumulation units
     outstanding at end of period...      0.0     1,131,444.6   1,469,503.9   1,666,309.5   1,278,129.3   1,161,685.9   589,190.5


                                                           PIMCO TOTAL RETURN
                                   -------------------------------------------------------------------
                                    1/1/06 TO     1/1/05 TO     1/1/04 TO     1/1/03 TO    7/1/02** TO
                                    12/31/06      12/31/05      12/31/04      12/31/03      12/31/02
                                   -----------   -----------   -----------   -----------   -----------
(1) Accumulation unit value at
      beginning of period........  $     11.39   $     11.27   $     10.89   $     10.51    $   10.00
(2) Accumulation unit value at
      end of period..............  $     11.67   $     11.39   $     11.27   $     10.89    $   10.51
(3) Number of accumulation units
      outstanding at end of
      period.....................  1,467,730.9   1,584,403.7   1,418,436.4   1,208,943.3    777,942.1

                                      PREMIER VIT OPCAP RENAISSANCE              VAN KAMPEN COMSTOCK
                                   -----------------------------------   -----------------------------------
                                   1/1/06 TO   1/1/05 TO   5/1/04** TO   1/1/06 TO   1/1/05 TO   5/1/04** TO
                                   12/31/06    12/31/05     12/31/04     12/31/06    12/31/05     12/31/04
                                   ---------   ---------   -----------   ---------   ---------   -----------
(1) Accumulation unit value at
      beginning of period........  $  10.72    $  11.38     $  10.00     $   11.63   $   11.29    $  10.00
(2) Accumulation unit value at
      end of period..............  $  11.78    $  10.72     $  11.38     $   13.34   $   11.63    $  11.29
(3) Number of accumulation units
      outstanding at end of
      period.....................  36,718.1    40,874.1     43,987.5     378,756.3   389,933.7    51,005.8


---------------
 ** Available for allocations of premiums or contract value effective following the close of business.


*** Effective following the close of business on November 21, 2003, the Roszel/Delaware Trend Portfolio was substituted for the AllianceBernstein VPS Quasar Portfolio, and the Roszel/ Allianz CCM Capital Appreciation Portfolio was substituted for the MFS(R) Research Series of the MFS(R) Variable Insurance Trust(SM). Effective following the close of business on April 30, 2002, the Large Cap Core Focus Fund (which is now named the BlackRock Large Cap Core V.I. Fund) was substituted for the Natural Resources Focus Fund, and the Core Bond Focus Fund (which is now named the BlackRock Bond V.I. Fund) was substituted for the Global Bond Focus Fund.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements
  Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yields
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT B

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
YORK

           APPENDIX A - EXAMPLE OF GUARANTEED MINIMUM INCOME BENEFIT

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). NO INVESTMENT RETURNS ARE ASSUMED AS ONLY THE GMIB GUARANTEED MINIMUM PAYMENTS ARE ILLUSTRATED. ACTUAL INVESTMENT RETURNS MAY RESULT IN A HIGHER PAYMENT. THE EXAMPLE ASSUMES NO ALLOCATIONS OR TRANSFERS TO SEPARATE ACCOUNT B, NO WITHDRAWALS AND NO PREMIUM TAXES. ANY CHANGE TO THESE ASSUMPTIONS WOULD REDUCE THE GMIB BENEFIT BASE AND THEREFORE THE GMIB GUARANTEED MINIMUM PAYMENT.


FACTS: Assume that a male, age 60 purchased the Contract on February 1, 2007 with the GMIB, and made an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:



--------------------------------------------------------------------------------
                                           GMIB BENEFIT          ANNUAL GMIB
CONTRACT ANNIVERSARY*                          BASE              PAYMENTS**
--------------------------------------------------------------------------------
(5(th)) February 1, 2012                     $127,628        GMIB NOT AVAILABLE
                                                                FOR EXERCISE
--------------------------------------------------------------------------------
(10(th)) February 1, 2017                    $162,889              $10,184
--------------------------------------------------------------------------------
(15(th)) February 1, 2022                    $207,893              $14,868
--------------------------------------------------------------------------------
(20(th)) February 1, 2027                    $265,330              $21,715
--------------------------------------------------------------------------------
(25(th)) February 1, 2032***                 $338,635              $31,290
--------------------------------------------------------------------------------
(30(th)) February 1, 2037                         n/a          GMIB TERMINATED
--------------------------------------------------------------------------------


  * The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

 ** GMIB payments must be made on a monthly basis. Annual amounts (monthly times
    12) are illustrative.

*** If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB Fees previously collected would not be refunded.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB BENEFIT BASE AND DETERMINE THE ACTUAL PAYOUT AMOUNT UPON EXERCISE OF THE GMIB RIDER, SEE "GUARANTEED MINIMUM INCOME BENEFIT."

        APPENDIX B -- EXAMPLE OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.


FACTS: Assume that you are under age 78 at issue and elected the Maximum Anniversary Value death benefit. You pay an initial premium of $100,000 on June 1, 2007 and a subsequent premium of $10,000 on December 1, 2008, which are allocated completely to Account A. You also make a withdrawal of $50,000 on January 1, 2009. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV") are illustrated below.


                                                                                                 (A)          (B)         (C)
                                                                         -------------------------------------------------------
                                                                            TRANSACTIONS        PREMS
                                                                         ------------------   LESS ADJ.   MAX ANNIV.    CONTRACT
   DATE                                                                   PREM.     WITHDR.   WITHDRS.    VALUE (MAV)    VALUE
 -------------------------------------------------------------------------------------------------------------------------------
 6/1/07    THE CONTRACT IS ISSUED                                        $100,000             $100,000     $      0     $100,000
           MAV is $0 until first contract anniversary
 6/1/08    FIRST CONTRACT ANNIVERSARY                                                         $100,000     $110,000     $110,000
           Assume contract value increased $10,000 due to positive
           investment performance
           Anniversary value for 6/1/2008 = Contract value on 6/1/2008
           = $110,000
           MAV = greatest of anniversary values = $110,000
 12/1/08   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000     $120,000     $114,000
           Assume contract value decreased $6,000 due to negative
           investment performance
           Anniversary value for 6/1/2008 = contract value on 6/1/2008
           + premiums added since that anniversary = $110,000 + $10,000
           = $120,000
           MAV = greatest of anniversary values = $120,000
 1/1/09    OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000     $ 60,000     $50,000
           Assume contract value decreased $14,000 due to negative
           investment performance
           Anniversary value for 6/1/2008 = contract value on 6/1/2008
           + premiums added - adjusted withdrawals since that
           anniversary = $110,000 + $10,000 - $60,000 = $60,000
           Adjusted withdrawal = withdrawal X maximum (MAV, prems -
           adj. withdrs.)
           Contract value
           = $50,000 X maximum (120,000 , 110,000)/100,000
           = $50,000 X 120,000/100,000 = $60,000
           (Note: All values are determined immediately prior to the
           withdrawal)
           MAV = greatest of anniversary values = $60,000
 6/1/09    SECOND CONTRACT ANNIVERSARY                                                        $ 50,000     $ 60,000     $55,000
           Assume contract value increased $5,000 due to positive
           investment performance
           Anniversary value for 6/1/2008 = $60,000
           Anniversary value for 6/1/2009 = contract value on 6/1/2009
           = $55,000
           MAV = greatest of anniversary values = maximum ($60,000,
           $55,000) = $60,000
 6/1/10    THIRD CONTRACT ANNIVERSARY                                                         $ 50,000     $ 65,000     $65,000
           Assume contract value increased $10,000 due to positive
           investment performance
           Anniversary value for 6/1/2008 = $60,000
           Anniversary value for 6/1/2009 = contract value on 6/1/2009
           = $55,000
           Anniversary value for 6/1/2010 = contract value on 6/1/2010
           = $65,000
           MAV = greatest of anniversary values maximum ($60,000,
           $55,000, $65,000) = $65,000
 -------------------------------------------------------------------------------------------------------------------------------


           ------------------------------------

   DATE               DEATH BENEFIT
 -------------------------------------------------------------------------------------------------------------------------------
 6/1/07    $100,000 (maximum of (A), (B), (C))
 6/1/08    $110,000 (maximum of (A), (B), (C))
 12/1/08   $120,000 (maximum of (A), (B), (C))
 1/1/09    $60,000 (maximum of (A), (B), (C))
 6/1/09    $60,000 (maximum of (A), (B), (C))
 6/1/10    $65,000 (maximum of (A), (B), (C))
 -------------------------------------------------------------------------------------------------------------------------------


FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE "DEATH BENEFIT."

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2007


               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

                                      AND

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                 ALSO KNOWN AS

                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                                  HOME OFFICE:
                            222 BROADWAY, 2ND FLOOR
                               NEW YORK, NY 10038
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222

                           4802 DEER LAKE DRIVE EAST

                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 333-6524

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED


This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") or tax sheltered annuity that is given qualified tax status.



This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 2007, which is available on request and without charge by writing to or calling ML of New York at its Service Center address or phone number set forth above.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3
Keep Well Agreement.........................................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yields.........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY
  SEPARATE ACCOUNT B........................................  S-1

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW
  YORK......................................................  G-1

                               OTHER INFORMATION

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through Merrill Lynch Life Agency Inc.


For the years ended December 31, 2006, 2005, and 2004, Distributor received $41,766, $257,332, and $1,033,245, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.


FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2006, 2005, and 2004, ML of New York paid administrative services fees of $3.8 million, $4.0 million, and $3.6 million, respectively.


KEEP WELL AGREEMENT


On May 14, 2003, Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.") entered into a "keep well" agreement with ML of New York. Under the agreement, at all times that ML of New York is a direct or indirect wholly owned subsidiary of Merrill Lynch & Co., Merrill Lynch & Co. will ensure that ML of New York maintains statutory net worth in excess of certain minimum surveillance levels. At December 31, 2006, the statutory net worth of ML of New York was in excess of these minimum surveillance levels. Contract owners have certain rights under the agreement to enforce the provisions of the agreement. However, the agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of ML of New York. The agreement may be modified, amended, or terminated only by written agreement of the parties, but any such modification, amendment, or termination may not materially and adversely affect any contract owners at that time unless the respective contract owners consent in writing.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS


From time to time, ML of New York may quote in advertisements and sales literature the current annualized yields for the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Fund or on its portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.


ML of New York also may quote the effective yield of the Account A BlackRock Money Market V.I. Subaccount or the Account B BlackRock Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) = 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.


Because of the charges and deductions imposed under the Contract, the yields for the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the Account A BlackRock Money Market V.I. Subaccount or the Account B BlackRock Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for that subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Account A BlackRock Money Market V.I. Subaccount and the Account B BlackRock Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Account A BlackRock Money Market V.I. Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NY - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month period.

Currently, ML of New York may quote yields on bond subaccounts within Account A. Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. ML of New York will always include quotes of average annual total return for the period measured from the date the subaccount commenced operations until it has been in operation for more than 10 years. In addition, the average annual total returns will be provided for an Account A subaccount or Account B for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:


FUND                                                     FUND INCEPTION DATE   SUBACCOUNT INCEPTION DATE
----                                                     -------------------   -------------------------
AIM V.I. Capital Appreciation Fund                       May 5, 1993            December 18, 1996
AIM V.I. Core Equity Fund                                May 2, 1994            May 1, 2006
AllianceBernstein VPS Global Technology Portfolio        January 11, 1996       May 1, 2001
AllianceBernstein VPS Large Cap Growth Portfolio         June 26, 1992          December 18, 1996
American Century VP International Fund                   May 1, 1994            May 1, 2001
American Century VP Ultra(R) Fund                        May 1, 2001            May 1, 2004
BlackRock Balanced V.I. Fund*                            June 1, 1988           February 21, 1992
BlackRock Basic Value V.I. Fund                          July 1, 1993           July 1, 1993
BlackRock Bond V.I. Fund                                 April 29, 1982         February 21, 1992
BlackRock Money Market V.I. Fund                         February 21, 1992      February 21, 1992
BlackRock Fundamental Growth V.I. Fund                   April 3, 2000          July 14, 2000
BlackRock Global Allocation V.I. Fund                    February 21, 1992      February 21, 1992
BlackRock Global Growth V.I. Fund                        June 5, 1998           June 5, 1998
BlackRock Government Income V.I. Fund                    May 16, 1994           May 16, 1994
BlackRock High Income V.I. Fund                          April 29, 1982         February 21, 1992
BlackRock S & P 500 Index V.I. Fund                      December 13, 1996      December 18, 1996
BlackRock International Value V.I. Fund                  June 10, 1998          June 10, 1998
BlackRock Large Cap Core V.I. Fund                       April 29, 1982         February 21, 1992
BlackRock Large Cap Growth V.I. Fund                     April 30, 1999         June 18, 1999
BlackRock Large Cap Value V.I. Fund                      April 23, 2001         May 1, 2001
BlackRock Value Opportunities V.I. Fund                  April 29, 1982         February 21, 1992
BlackRock Utilities and Telecommunications V.I. Fund*    July 1, 1993           July 1, 1993
Davis Value Portfolio                                    July 1, 1999           July 14, 2000
Federated Capital Appreciation Fund II                   June 19, 2000          May 1, 2004
Federated Kaufmann Fund II                               April 30, 2002         May 1, 2004
MFS(R) Emerging Growth Series                            July 24, 1995          December 18, 1996
Roszel/Allianz CCM Capital Appreciation Portfolio        May 1, 2003            May 1, 2003
Roszel/Allianz NFJ Small Cap Value Portfolio             July 1, 2002           July 1, 2002
Roszel/Delaware Trend Portfolio                          May 1, 2003            May 1, 2003
Roszel/JPMorgan Small Cap Growth Portfolio               July 1, 2002           July 1, 2002
Roszel/Lord Abbett Affiliated Portfolio                  May 1, 2003            May 1, 2003
Roszel/Lord Abbett Mid Cap Value Portfolio               July 1, 2002           July 1, 2002
Roszel/Seligman Mid Cap Growth Portfolio                 July 1, 2002           July 1, 2002
PIMCO Total Return Portfolio                             December 31, 1997      July 14, 2000
Premier VIT OpCap Renaissance Portfolio                  July 10, 2002          May 1, 2004
Van Kampen LIT Comstock Portfolio                        April 30, 1999         May 1, 2004


---------------


* The subaccount was closed to allocations of new premiums and incoming transfers of contract value following the close of business on December 6, 1996.



Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.


Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deduction for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge (but not the GMIB fee), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The average annual total return is then calculated according to the following formula:

                             TR = ((ERV/P)(1/N) - 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge,
          administration charge, if applicable, and contract
          maintenance charge).

ERV   =   the ending redeemable value (net of any applicable
          contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of
          $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, ML of New York also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.


From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Account A BlackRock Money Market V.I. Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Account A BlackRock Money Market V.I. Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Account A BlackRock Money Market V.I. Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
ML Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in
Note 1 which comprise the ML of New York Variable Annuity Separate Account A (the "Account"), as of December 31, 2006, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the ML of New York Variable Annuity Separate Account A as of December 31, 2006, the results of each of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


March 30, 2007

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock             BlackRock
                                                                            Equity                Global             International
                                                                           Dividend              SmallCap                Index
                                                                          Portfolio a           Portfolio b           Portfolio c
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Equity Dividend Portfolio, 8 shares
      (Cost $101)                                                   $               107   $                     $

    BlackRock Global SmallCap Portfolio, 14 shares
      (Cost $161)                                                                                         182

    BlackRock International Index Portfolio, 3 shares
      (Cost $30)                                                                                                                 28

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $               107   $               182   $                28
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $               107   $               182   $                28
                                                                    ====================  ====================  ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.



See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock             BlackRock
                                                                          Short-Term           Mid Cap Value           Small Cap
                                                                             Bond              Opportunities             Index
                                                                          Portfolio d           Portfolio e           Portfolio f
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Short-Term Bond Portfolio, 18 shares
      (Cost $172)                                                   $               173   $                     $

    BlackRock Mid Cap Value Opportunities Portfolio, 11 shares
      (Cost $119)                                                                                         118

    BlackRock Small Cap Index Portfolio, 1 share
      (Cost $12)                                                                                                                 12

  Dividends Receivable                                                                1                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $               174   $               118   $                12
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $               174   $               118   $                12
                                                                    ====================  ====================  ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock
                                                                           Balanced                Basic               BlackRock
                                                                         Capital V.I.           Value V.I.             Bond V.I.
                                                                            Fund g                Fund h                Fund i
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Balanced Capital V.I. Fund, 476 shares
      (Cost $5,775)                                                 $             6,550   $                     $

    BlackRock Basic Value V.I. Fund, 3,524 shares
      (Cost $49,456)                                                                                   56,075

    BlackRock Bond V.I. Fund, 2,890 shares
      (Cost $34,170)                                                                                                         34,423

  Dividends Receivable                                                                0                     0                   118
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             6,550   $            56,075   $            34,541
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             6,550   $            56,075   $            34,541
                                                                    ====================  ====================  ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock             BlackRock
                                                                             Money              Fundamental             Global
                                                                          Market V.I.           Growth V.I.         Allocation V.I.
                                                                            Fund j                Fund k                Fund l
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Money Market V.I. Fund, 21,005 shares
      (Cost $21,005)                                                $            21,005   $                     $

    BlackRock Fundamental Growth V.I. Fund, 1,050 shares
      (Cost $7,259)                                                                                     8,629

    BlackRock Global Allocation V.I. Fund, 3,309 shares
      (Cost $39,196)                                                                                                         48,901

  Dividends Receivable                                                                8                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $            21,013   $             8,629   $            48,901
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $            21,013   $             8,629   $            48,901
                                                                    ====================  ====================  ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006


                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock             BlackRock
                                                                            Global              Government               High
                                                                          Growth V.I.           Income V.I.           Income V.I.
                                                                            Fund m                Fund n                Fund o
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Global Growth V.I. Fund, 248 shares
      (Cost $2,191)                                                 $             3,295   $                     $

    BlackRock Government Income V.I. Fund, 3,001 shares
      (Cost $31,952)                                                                                   31,305

    BlackRock High Income V.I. Fund, 1,726 shares
      (Cost $12,772)                                                                                                         13,239

  Dividends Receivable                                                                0                   127                    87
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             3,295   $            31,432   $            13,326
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             3,295   $            31,432   $            13,326
                                                                    ====================  ====================  ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock             BlackRock
                                                                           S&P Index           International           Large Cap
                                                                            500 V.I.            Value V.I.             Core V.I.
                                                                            Fund p                Fund q                Fund r
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock S&P Index 500 V.I. Fund, 1,599 shares
      (Cost $24,981)                                                $            28,716   $                     $

    BlackRock International Value V.I. Fund, 1,570 shares
      (Cost $19,479)                                                                                   26,373

    BlackRock Large Cap Core V.I. Fund, 1,344 shares
      (Cost $36,886)                                                                                                         43,237

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $            28,716   $            26,373   $            43,237
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $            28,716   $            26,373   $            43,237
                                                                    ====================  ====================  ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             BlackRock             BlackRock
                                                                           Large Cap             Large Cap            Utilities &
                                                                          Growth V.I.           Value V.I.        Telecommunications
                                                                            Fund s                Fund t              V.I. Fund u
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Large Cap Growth V.I. Fund, 1,042 shares
      (Cost $10,583)                                                $            12,250   $                     $

    BlackRock Large Cap Value V.I. Fund, 671 shares
      (Cost $8,674)                                                                                    10,054

    BlackRock Utilities & Telecommunications V.I. Fund, 240 shares
      (Cost $2,253)                                                                                                           2,861

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $            12,250   $            10,054   $             2,861
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $            12,250   $            10,054   $             2,861
                                                                    ====================  ====================  ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           BlackRock             AIM V.I.              AIM V.I.
                                                                             Value                 Basic                Capital
                                                                      Opportunities V.I.          Value              Appreciation
                                                                            Fund v                 Fund                  Fund
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Value Opportunities V.I. Fund, 1,194 shares
      (Cost $28,620)                                                $            27,942   $                     $

    AIM V.I. Basic Value Fund, 0 shares
      (Cost $4)                                                                                             4

    AIM V.I. Capital Appreciation Fund, 295 shares
      (Cost $6,345)                                                                                                           7,735

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $            27,942   $                 4   $             7,735
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $            27,942   $                 4   $             7,735
                                                                    ====================  ====================  ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                           AIM V.I.              AIM V.I.              AIM V.I.
                                                                         International         Mid Cap Core              Core
                                                                            Growth                Equity                Equity
                                                                             Fund                  Fund                  Fund w
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    AIM V.I. International Growth Fund, 48 shares
      (Cost $1,167)                                                 $             1,407   $                     $

    AIM V.I. Mid Cap Core Equity Fund, 11 shares
      (Cost $155)                                                                                         148

    AIM V.I. Core Equity Fund, 408 shares
      (Cost $10,326)                                                                                                         11,116

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             1,407   $               148   $            11,116
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             1,407   $               148   $            11,116
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                       AllianceBernstein     AllianceBernstein     AllianceBernstein
                                                                          VPS Global           VPS Growth and        VPS Large Cap
                                                                          Technology               Income                Growth
                                                                           Portfolio             Portfolio             Portfolio
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    AllianceBernstein VPS Global Technology Portfolio, 71 shares
      (Cost $1,054)                                                 $            1,229   $                     $

    AllianceBernstein VPS Growth and Income Portfolio, 67 shares
      (Cost $1,603)                                                                                     1,832

    AllianceBernstein VPS Large Cap Growth  Portfolio, 703 shares
      (Cost $21,974)                                                                                                         18,878

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             1,229   $             1,832   $            18,878
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             1,229   $             1,832   $            18,878
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                       AllianceBernstein                              American
                                                                       VPS Small/Mid Cap     AllianceBernstein        Century VP
                                                                             Value               VPS Value           International
                                                                           Portfolio             Portfolio               Fund
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    AllianceBernstein VPS Small/Mid Cap Value Portfolio, 126 shares
      (Cost $2,148)                                                 $             2,270   $                     $

    AllianceBernstein VPS Value Portfolio, 13 shares
      (Cost $181)                                                                                         195

    American Century VP International Fund, 521 shares
      (Cost $3,390)                                                                                                           5,269

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             2,270   $               195   $             5,269
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             2,270   $               195   $             5,269
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                           American           American Funds
                                                                          Century VP               Asset            American Funds
                                                                             Ultra              Allocation               Bond
                                                                             Fund                  Fund                  Fund
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    American Century VP Ultra Fund, 142 shares
      (Cost $1,427)                                                 $             1,430   $                     $

    American Funds Asset Allocation Fund, 29 shares
      (Cost $503)                                                                                         534

    American Funds Bond Fund, 315 shares
      (Cost $3,543)                                                                                                           3,629

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             1,430   $               534   $             3,629
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             1,430   $               534   $             3,629
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006


                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                        American Funds        American Funds        American Funds
                                                                            Growth             Growth-Income         International
                                                                             Fund                  Fund                  Fund
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    American Funds Growth Fund, 101 shares
      (Cost $6,061)                                                 $             6,472   $                     $

    American Funds Growth-Income Fund, 29 shares
      (Cost $1,140)                                                                                     1,232

    American Funds International Fund, 211 shares
      (Cost $4,142)                                                                                                           4,619

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             6,472   $             1,232   $             4,619
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             6,472   $             1,232   $             4,619
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                        Cohen & Steers             Davis              Dreyfus VIF
                                                                          VIF Realty               Value             Appreciation
                                                                          Fund, Inc.             Portfolio             Portfolio
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Cohen & Steers VIF Realty Fund, Inc., 73 shares
      (Cost $957)                                                   $             1,134   $                     $

    Davis Value Portfolio, 1,547 shares
      (Cost $18,403)                                                                                   22,563

    Dreyfus VIF Appreciation Portfolio, 50 shares
      (Cost $2,002)                                                                                                           2,120

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             1,134   $            22,563   $             2,120
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             1,134   $            22,563   $             2,120
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================

                                                                          Eaton Vance            Federated
                                                                         VT Floating-             Capital              Federated
                                                                          Rate Income          Appreciation            Kaufmann
                                                                             Fund                 Fund II               Fund II
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Eaton Vance VT Floating-Rate Income Fund, 203 shares
      (Cost $2,044)                                                 $             2,041   $                     $

    Federated Capital Appreciation Fund II, 34 shares
      (Cost $198)                                                                                         231

    Federated Kaufmann Fund II, 73 shares
      (Cost $1,028)                                                                                                           1,197

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             2,041   $               231   $             1,197
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             2,041   $               231   $             1,197
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                              MFS                                     Oppenheimer
                                                                           Emerging                OpCap                Capital
                                                                            Growth              Renaissance          Appreciation
                                                                            Series               Portfolio              Fund/VA
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    MFS Emerging Growth Series, 373 shares
      (Cost $7,856)                                                 $             7,691   $                     $

    OpCap Renaissance Portfolio, 28 shares
      (Cost $403)                                                                                         436

    Oppenheimer Capital Appreciation Fund/VA, 2 shares
      (Cost $67)                                                                                                                 72

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             7,691   $               436   $                72
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             7,691   $               436   $                72
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                                                                         PIMCO
                                                                          Oppenheimer           Oppenheimer            Commodity
                                                                             Main              Main Street            RealReturn
                                                                            Street               Small Cap             Strategy
                                                                            Fund/VA               Fund/VA              Portfolio
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Oppenheimer Main Street Fund/VA, 1 share
      (Cost $25)                                                    $                27   $                     $

    Oppenheimer Main Street Small Cap Fund/VA, 5 shares
      (Cost $81)                                                                                           88

    PIMCO CommodityRealReturn Strategy Portfolio, 120 shares
      (Cost $1,433)                                                                                                           1,358

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $                27   $                88   $             1,358
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $                27   $                88   $             1,358
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006


                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                             PIMCO                 PIMCO                Pioneer
                                                                             Real                  Total               Emerging
                                                                            Return                Return              Markets VCT
                                                                           Portfolio             Portfolio            Portfolio x
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    PIMCO Real Return Portfolio, 39 shares
      (Cost $486)                                                   $               461   $                     $

    PIMCO Total Return Portfolio, 2,915 shares
      (Cost $30,021)                                                                                   29,500

    Pioneer Emerging Markets VCT Portfolio, 0 shares
      (Cost $5)                                                                                                                   6

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $               461   $            29,500   $                 6
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $               461   $            29,500   $                 6
                                                                    ====================  ====================  ====================

x  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                            Pioneer               Pioneer               Pioneer
                                                                             Fund               High Yield             Small Cap
                                                                              VCT                   VCT                Value VCT
                                                                           Portfolio             Portfolio             Portfolio
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Pioneer Fund VCT Portfolio, 157 shares
      (Cost $3,590)                                                 $             3,894   $                     $

    Pioneer High Yield VCT Portfolio, 2 shares
      (Cost $26)                                                                                           26

    Pioneer Small Cap Value VCT Portfolio, 0 shares
      (Cost $4)                                                                                                                   5

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             3,894   $                26   $                 5
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             3,894   $                26   $                 5
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                       Roszel / Allianz      Roszel / Allianz
                                                                          CCM Capital          NFJ Small Cap       Roszel / Delaware
                                                                         Appreciation              Value                 Trend
                                                                           Portfolio             Portfolio             Portfolio
                                                                    ====================  ====================  ====================
(In thousands)


Assets

    Roszel/Allianz CCM Capital Appreciation Portfolio, 873 shares
      (Cost $10,727)                                                $            11,634   $                     $

    Roszel/Allianz NFJ  Small Cap Value Portfolio, 612 shares
      (Cost $8,323)                                                                                     9,270

    Roszel/Delaware Trend Portfolio, 148 shares
      (Cost $1,899)                                                                                                           1,948

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $            11,634   $             9,270   $             1,948
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $            11,634   $             9,270   $             1,948
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                      Roszel / JP Morgan    Roszel / JP Morgan         Roszel /
                                                                           Multi-Cap             Small Cap            Lord Abbett
                                                                        Market Neutral            Growth              Affiliated
                                                                          Portfolio y            Portfolio             Portfolio
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Roszel/JP Morgan Multi-Cap Market Neutral Portfolio, 134 shares
      (Cost $1,345)                                                 $             1,373   $                     $

    Roszel/JP Morgan Small Cap Growth Portfolio, 443 shares
      (Cost $4,801)                                                                                     5,476

    Roszel/Lord Abbett Affiliated Portfolio, 369 shares
      (Cost $4,521)                                                                                                           4,915

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             1,373   $             5,476   $             4,915
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             1,373   $             5,476   $             4,915
                                                                    ====================  ====================  ====================

y  Commenced operations effective June 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                           Roszel /              Roszel /          Roszel / Marsico
                                                                          Lord Abbett           Lord Abbett            Large Cap
                                                                        Bond Debenture         Mid Cap Value            Growth
                                                                           Portfolio             Portfolio            Portfolio z
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Roszel/Lord Abbett Bond Debenture Portfolio, 76 shares
      (Cost $861)                                                   $               858   $                     $

    Roszel/Lord Abbett Mid Cap Value Portfolio, 892 shares
      (Cost $10,559)                                                                                   11,392

    Roszel/Marsico Large Cap Growth Portfolio, 4 shares
      (Cost $40)                                                                                                                 42

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $               858   $            11,392   $                42
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $               858   $            11,392   $                42
                                                                    ====================  ====================  ====================

z  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                       Roszel / Seligman         Seligman              Templeton
                                                                            Mid Cap             Smaller-Cap             Foreign
                                                                            Growth                 Value              Securities
                                                                           Portfolio             Portfolio               Fund
                                                                    ====================  ====================  ====================
(In thousands)

Assets


    Roszel/Seligman Mid Cap Growth Portfolio, 322 shares
      (Cost $4,104)                                                 $             4,124   $                     $

    Seligman Smaller-Cap Value Portfolio, 75 shares
      (Cost $1,317)                                                                                     1,381

    Templeton Foreign Securities Fund, 34 shares
      (Cost $550)                                                                                                               638

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $             4,124   $             1,381   $               638
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $             4,124   $             1,381   $               638
                                                                    ====================  ====================  ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==================== ===================== =====================
                                                                           Templeton                                  Van Kampen
                                                                            Growth              Van Kampen             Strategic
                                                                          Securities             Comstock               Growth
                                                                             Fund                Portfolio           Portfolio aa
                                                                    ====================  ====================  ====================
(In thousands)

Assets

    Templeton Growth Securities Fund, 6 shares
      (Cost $89)                                                    $                99   $                     $

    Van Kampen Comstock Portfolio, 585 shares
      (Cost $7,707)                                                                                     8,637

    Van Kampen Strategic Growth Portfolio, 10 shares
      (Cost $224)                                                                                                               285

  Dividends Receivable                                                                0                     0                     0
                                                                    --------------------  --------------------  --------------------
    Total Assets                                                    $                99   $             8,637   $               285
                                                                    ====================  ====================  ====================
Net Assets
  Accumulation Units                                                $                99   $             8,637   $               285
                                                                    ====================  ====================  ====================

aa Formerly Van Kampen Emerging Growth Portfolio. Change effective August 15, 2006.



See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                    Divisions Investing In
                                                                    ======================

                                                                          Wanger U.S.
                                                                           Smaller
                                                                           Companies
                                                                    ====================
(In thousands)

Assets

    Wanger U.S. Smaller Companies, 58 shares
      (Cost $2,020)                                                 $             2,116


  Dividends Receivable                                                                0
                                                                    --------------------
    Total Assets                                                    $             2,116
                                                                    ====================
Net Assets
  Accumulation Units                                                $             2,116
                                                                    ====================

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                            Equity               Global           International
                                                                           Dividend             SmallCap              Index
                                                                         Portfolio a          Portfolio b          Portfolio c
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 2  $                 0  $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (2)                   0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        1                   (2)                   1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      6                   19                   (3)
 Capital Gain Distributions (Note 2)                                                  1                    5                    6
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      7                   24                    3
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            8                   22                    4
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              27                   10                    0
 Contract Owner Withdrawals                                                          (1)                   0                    0
 Net Transfers In (Out) (Note 3)                                                     73                   46                    5
 Contract Charges (Note 6)                                                            0                   (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              99                   55                    5
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             107                   77                    9
Net Assets, Beginning of Period                                                       0                  105                   19
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               107  $               182  $                28
                                                                    ==================== ==================== ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                          Short-Term         Mid Cap Value          Small Cap
                                                                             Bond            Opportunities            Index
                                                                         Portfolio d          Portfolio e          Portfolio f
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                35  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (13)                  (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       22                   (1)                   0
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      2                   (1)                   0
 Capital Gain Distributions (Note 2)                                                  0                   12                    1
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      2                   11                    1
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           24                   10                    1
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              23                    0                    2
 Contract Owner Withdrawals                                                         (13)                   0                    0
 Net Transfers In (Out) (Note 3)                                                   (356)                 108                    9
 Contract Charges (Note 6)                                                           (5)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (351)                 108                   11
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (327)                 118                   12
Net Assets, Beginning of Period                                                     501                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               174  $               118  $                12
                                                                    ==================== ==================== ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock
                                                                           Balanced              Basic              BlackRock
                                                                         Capital V.I.          Value V.I.           Bond V.I.
                                                                            Fund g               Fund h               Fund i
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               140  $               844  $             1,687

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (90)                (762)                (501)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       50                   82                1,186
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (182)               2,532                  (75)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    981                2,022                 (275)
 Capital Gain Distributions (Note 2)                                                  0                5,729                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    799               10,283                 (350)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          849               10,365                  836
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   88                   25
 Contract Owner Withdrawals                                                        (851)              (9,627)              (5,619)
 Net Transfers In (Out) (Note 3)                                                   (364)              (5,297)              (3,064)
 Contract Charges (Note 6)                                                           (2)                 (23)                 (12)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,217)             (14,859)              (8,670)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (368)              (4,494)              (7,834)
Net Assets, Beginning of Period                                                   6,918               60,569               42,375
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             6,550  $            56,075  $            34,541
                                                                    ==================== ==================== ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                            Money             Fundamental             Global
                                                                          Market V.I.         Growth V.I.        Allocation V.I.
                                                                            Fund j               Fund k               Fund l
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               915  $                48  $             1,255

Investment Expenses:
                                                                                   (284)                (158)                (653)
Asset-Based Insurance Charges (Note 6) 	                            -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      631                 (110)                 602
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                1,754                  936
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0               (1,311)               3,371
 Capital Gain Distributions (Note 2                                                   0                    0                1,835
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  443                6,142
                                                                    -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          631                  333                6,744
					                            -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          26,601                   44                  169
 Contract Owner Withdrawals                                                     (12,824)              (2,523)              (7,536)
 Net Transfers In (Out) (Note 3)                                                (14,292)              (2,847)               2,131
 Contract Charges (Note 6)                                                          (10)                  (3)                 (31)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (525)              (5,329)              (5,267)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             106               (4,996)               1,477
Net Assets, Beginning of Period                                                  20,907               13,625               47,424
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            21,013  $             8,629  $            48,901
                                                                    ==================== ==================== ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.


See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                            Global             Government             High
                                                                         Growth V.I.          Income V.I.          Income V.I.
                                                                            Fund m               Fund n               Fund o
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                30  $             1,185  $             1,061

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (45)                (369)                (192)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (15)                 816                  869
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               419                 (334)                (242)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    225                  158                  457
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    644                 (176)                 215
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          629                  640                1,084
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                   32                    3
 Contract Owner Withdrawals                                                        (510)              (5,727)              (2,449)
 Net Transfers In (Out) (Note 3)                                                   (124)              11,549                 (645)
 Contract Charges (Note 6)                                                           (2)                  (6)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (623)               5,848               (3,097)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                               6                6,488               (2,013)
Net Assets, Beginning of Period                                                   3,289               24,944               15,339
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,295  $            31,432  $            13,326
                                                                    ==================== ==================== ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                          S&P Index          International          Large Cap
                                                                           500 V.I.            Value V.I.           Core V.I.
                                                                            Fund p               Fund q               Fund r
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               402  $               830  $               377

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (351)                (346)                (558)
                                                                    -------------------- -------------------- --------------------

  Net Investment Income (Loss)                                                       51                  484                 (181)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (268)               1,995               (1,337)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  3,465                1,184                2,047
 Capital Gain Distributions (Note 2)                                                  0                2,222                4,674
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  3,197                5,401                5,384
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,248                5,885                5,203
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              36                   66                   75
 Contract Owner Withdrawals                                                      (3,156)              (3,883)              (5,996)
 Net Transfers In (Out) (Note 3)                                                  1,628                  274                  769
 Contract Charges (Note 6)                                                          (12)                 (10)                 (20)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,504)              (3,553)              (5,172)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,744                2,332                   31
Net Assets, Beginning of Period                                                  26,972               24,041               43,206
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            28,716  $            26,373  $            43,237
                                                                    ==================== ==================== ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                          Large Cap            Large Cap           Utilities &
                                                                         Growth V.I.           Value V.I.       Telecommunications
                                                                            Fund s               Fund t            V.I. Fund u
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                34  $                84  $                77

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (145)                (142)                 (36)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (111)                 (58)                  41
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               415                  763                   20
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    229                 (279)                 440
 Capital Gain Distributions (Note 2)                                                  0                  908                   72
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    644                1,392                  532
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          533                1,334                  573
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              22                   85                    1
 Contract Owner Withdrawals                                                      (1,602)              (1,198)                (252)
 Net Transfers In (Out) (Note 3)                                                  2,133                  428                 (101)
 Contract Charges (Note 6)                                                           (9)                 (11)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             544                 (696)                (353)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,077                  638                  220
Net Assets, Beginning of Period                                                  11,173                9,416                2,641
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            12,250  $            10,054  $             2,861
                                                                    ==================== ==================== ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock             AIM V.I.             AIM V.I.
                                                                            Value                Basic               Capital
                                                                      Opportunities V.I.         Value             Appreciation
                                                                            Fund v                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                59  $                 0  $                 4

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (409)                   0                 (113)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (350)                   0                 (109)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,268                    0                 (761)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,548)                   0                1,262
 Capital Gain Distributions (Note 2)                                              4,842                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  3,562                    0                  501
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,212                    0                  392
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              49                    1                   11
 Contract Owner Withdrawals                                                      (4,508)                   0               (1,124)
 Net Transfers In (Out) (Note 3)                                                 (1,642)                   3                 (533)
 Contract Charges (Note 6)                                                          (11)                   0                   (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (6,112)                   4               (1,650)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (2,900)                   4               (1,258)
Net Assets, Beginning of Period                                                  30,842                    0                8,993
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            27,942  $                 4  $             7,735
                                                                    ==================== ==================== ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.             AIM V.I.             AIM V.I.
                                                                        International         Mid Cap Core            Core
                                                                            Growth               Equity              Equity
                                                                             Fund                 Fund                Fund w
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                12  $                 1  $                54

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (34)                  (2)                 (99)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (22)                  (1)                 (45)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               548                    0                  (19)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (41)                  (8)                 791
 Capital Gain Distributions (Note 2)                                                  0                   14                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    507                    6                  772
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          485                    5                  727
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              22                    4                   12
 Contract Owner Withdrawals                                                        (390)                   0               (1,343)
 Net Transfers In (Out) (Note 3)                                                 (1,574)                 139               11,723
 Contract Charges (Note 6)                                                            0                    0                   (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,942)                 143               10,389
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (1,457)                 148               11,116
Net Assets, Beginning of Period                                                   2,864                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,407  $               148  $            11,116
                                                                    ==================== ==================== ====================


w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.        AllianceBernstein    AllianceBernstein
                                                                           Premier            VPS Global         VPS Growth and
                                                                           Equity              Technology             Income
                                                                            Fund w             Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $               133  $                 0  $                27

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (52)                 (17)                 (59)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       81                  (17)                 (32)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (552)                  47                  597
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,051                    5                 (119)
 Capital Gain Distributions (Note 2)                                                  0                    0                  101
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    499                   52                  579
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          580                   35                  547
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    3                   10
 Contract Owner Withdrawals                                                        (499)                (108)                (855)
 Net Transfers In (Out) (Note 3)                                                (11,407)                (167)              (5,747)
 Contract Charges (Note 6)                                                           (1)                   0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (11,907)                (272)              (6,592)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (11,327)                (237)              (6,045)
Net Assets, Beginning of Period                                                  11,327                1,466                7,877
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $             1,229  $             1,832
                                                                    ==================== ==================== ====================

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                      AllianceBernstein    AllianceBernstein
                                                                        VPS Large Cap      VPS Small/Mid Cap    AllianceBernstein
                                                                            Growth               Value              VPS Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 6  $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (287)                 (22)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (287)                 (16)                  (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,258)                  19                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,023                  103                   15
 Capital Gain Distributions (Note 2)                                                  0                  103                    3
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (235)                 225                   18
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (522)                 209                   17
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              89                   84                   16
 Contract Owner Withdrawals                                                      (3,239)                 (18)                   0
 Net Transfers In (Out) (Note 3)                                                 (1,293)                 984                  162
 Contract Charges (Note 6)                                                           (9)                  (7)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,452)               1,043                  178
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (4,974)               1,252                  195
Net Assets, Beginning of Period                                                  23,852                1,018                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            18,878  $             2,270  $               195
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                           American             American          American Funds
                                                                          Century VP           Century VP             Asset
                                                                        International            Ultra              Allocation
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                84  $                 0  $                11

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (69)                 (27)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       15                  (27)                   6
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               346                   22                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    705                  (68)                  28
 Capital Gain Distributions (Note 2)                                                  0                    0                    4
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,051                  (46)                  33
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,066                  (73)                  39
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              19                    2                   35
 Contract Owner Withdrawals                                                        (706)                (168)                  (2)
 Net Transfers In (Out) (Note 3)                                                      4                 (896)                 335
 Contract Charges (Note 6)                                                           (3)                   0                   (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (686)              (1,062)                 366
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             380               (1,135)                 405
Net Assets, Beginning of Period                                                   4,889                2,565                  129
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             5,269  $             1,430  $               534
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================

                                                                        American Funds       American Funds       American Funds
                                                                             Bond                Growth           Growth-Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                59  $                47  $                18

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (30)                 (78)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       29                  (31)                   3
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                   77                    9
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     83                  305                   86
 Capital Gain Distributions (Note 2)                                                  0                   30                   25
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     84                  412                  120
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          113                  381                  123
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              92                  193                   28
 Contract Owner Withdrawals                                                         (24)                 (51)                  (2)
 Net Transfers In (Out) (Note 3)                                                  2,838                3,505                  769
 Contract Charges (Note 6)                                                           (8)                 (23)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,898                3,624                  789
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           3,011                4,005                  912
Net Assets, Beginning of Period                                                     618                2,467                  320
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,629  $             6,472  $             1,232
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================

                                                                        American Funds       Cohen & Steers           Davis
                                                                        International          VIF Realty             Value
                                                                             Fund              Fund, Inc.           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                68  $                18  $               195

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (52)                 (11)                (322)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       16                    7                 (127)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                75                   36                1,910
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    378                  170                1,350
 Capital Gain Distributions (Note 2)                                                 30                    8                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    483                  214                3,260
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          499                  221                3,133
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             150                   28                  169
 Contract Owner Withdrawals                                                         (34)                 (10)              (3,921)
 Net Transfers In (Out) (Note 3)                                                  2,550                  461                3,324
 Contract Charges (Note 6)                                                          (16)                  (4)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,650                  475                 (443)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           3,149                  696                2,690
Net Assets, Beginning of Period                                                   1,470                  438               19,873
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,619  $             1,134  $            22,563
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                       Divisions Investing In
                                                                    ==============================================================

                                                                                              Eaton Vance           Federated
                                                                         Dreyfus VIF          VT Floating-           Capital
                                                                         Appreciation         Rate Income          Appreciation
                                                                          Portfolio               Fund               Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                26  $                84  $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (12)                 (21)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       14                   63                   (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                   (3)                  (2)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    114                   (3)                  29
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    118                   (6)                  27
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          132                   57                   26
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              34                   62                    1
 Contract Owner Withdrawals                                                         (10)                 (22)                (114)
 Net Transfers In (Out) (Note 3)                                                    567                1,228                  152
 Contract Charges (Note 6)                                                           (3)                  (7)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             588                1,261                   39
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             720                1,318                   65
Net Assets, Beginning of Period                                                   1,400                  723                  166
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,120  $             2,041  $               231
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                                                  MFS
                                                                          Federated             Emerging              OpCap
                                                                           Kaufmann              Growth            Renaissance
                                                                           Fund II               Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 4  $                 0  $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (14)                (135)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (10)                (135)                  (5)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                96               (2,804)                   3
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     48                3,534                   43
 Capital Gain Distributions (Note 2)                                                 18                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    162                  730                   46
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          152                  595                   41
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               8                   40                    5
 Contract Owner Withdrawals                                                        (198)              (1,419)                 (49)
 Net Transfers In (Out) (Note 3)                                                    223               (2,486)                 (33)
 Contract Charges (Note 6)                                                            0                   (4)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              33               (3,869)                 (78)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             185               (3,274)                 (37)
Net Assets, Beginning of Period                                                   1,012               10,965                  473
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,197  $             7,691  $               436
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                         Oppenheimer          Oppenheimer          Oppenheimer
                                                                           Capital               Main              Main Street
                                                                         Appreciation            Street             Small Cap
                                                                           Fund/VA              Fund/VA              Fund/VA
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (1)                   0                   (7)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (1)                   0                   (7)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    5
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      4                    2                   (3)
 Capital Gain Distributions (Note 2)                                                  0                    0                   11
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      4                    2                   13
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            3                    2                    6
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                    9
 Contract Owner Withdrawals                                                           0                    0                   (5)
 Net Transfers In (Out) (Note 3)                                                     25                   25                 (241)
 Contract Charges (Note 6)                                                            0                    0                   (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              25                   25                 (239)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              28                   27                 (233)
Net Assets, Beginning of Period                                                      44                    0                  321
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                72  $                27  $                88
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                            PIMCO
                                                                          Commodity              PIMCO                PIMCO
                                                                          RealReturn              Real                Total
                                                                           Strategy              Return               Return
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                50  $                17  $             1,599

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (14)                  (6)                (530)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       36                   11                1,069
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (4)                  (1)                (514)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (78)                 (23)                 168
 Capital Gain Distributions (Note 2)                                                  5                   12                  168
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (77)                 (12)                (178)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (41)                  (1)                 891
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              56                    0                  287
 Contract Owner Withdrawals                                                          (9)                   0               (5,841)
 Net Transfers In (Out) (Note 3)                                                    807                  196               (4,666)
 Contract Charges (Note 6)                                                           (4)                  (2)                 (27)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             850                  194              (10,247)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             809                  193               (9,356)
Net Assets, Beginning of Period                                                     549                  268               38,856
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,358  $               461  $            29,500
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                           Pioneer              Pioneer              Pioneer
                                                                          Emerging                Fund              High Yield
                                                                         Markets VCT              VCT                  VCT
                                                                         Portfolio x           Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                30  $                 2

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                  (36)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                   (6)                   1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   80                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  290                    0
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  370                    0
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                  364                    1
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               1                  105                    1
 Contract Owner Withdrawals                                                           0                  (38)                   0
 Net Transfers In (Out) (Note 3)                                                      5                2,494                  (23)
 Contract Charges (Note 6)                                                            0                  (11)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               6                2,550                  (22)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                               6                2,914                  (21)
Net Assets, Beginning of Period                                                       0                  980                   47
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 6  $             3,894  $                26
                                                                    ==================== ==================== ====================

x  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Pioneer          Roszel / Allianz     Roszel / Allianz
                                                                          Small Cap           CCM Capital         NFJ Small Cap
                                                                          Value VCT           Appreciation            Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                26  $               147

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                 (162)                (149)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                 (136)                  (2)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  455                1,125
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0               (1,328)                (517)
 Capital Gain Distributions (Note 2)                                                  0                1,556                1,312
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  683                1,920
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                  547                1,918
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               1                    1                   90
 Contract Owner Withdrawals                                                           0               (2,077)              (1,782)
 Net Transfers In (Out) (Note 3)                                                      0                  846               (2,012)
 Contract Charges (Note 6)                                                            0                   (5)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets

   Resulting from Contract Transactions                                               1               (1,235)              (3,709)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                               1                 (688)              (1,791)
Net Assets, Beginning of Period                                                       4               12,322               11,061
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 5  $            11,634  $             9,270
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                       Divisions Investing In
                                                                    ==============================================================
                                                                                           Roszel / JP Morgan   Roszel / JP Morgan
                                                                      Roszel / Delaware        Multi-Cap            Small Cap
                                                                            Trend            Market Neutral           Growth
                                                                          Portfolio           Portfolio y           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (30)                  (8)                 (79)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (30)                  (8)                 (79)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                94                    0                  366
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (206)                  28                   35
 Capital Gain Distributions (Note 2)                                                267                    0                  434
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    155                   28                  835
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          125                   20                  756
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              21                   26                   27
 Contract Owner Withdrawals                                                        (321)                  (9)              (1,085)
 Net Transfers In (Out) (Note 3)                                                   (252)               1,339                 (172)
 Contract Charges (Note 6)                                                           (1)                  (3)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (553)               1,353               (1,233)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (428)               1,373                 (477)
Net Assets, Beginning of Period                                                   2,376                    0                5,953
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,948  $             1,373  $             5,476
                                                                    ==================== ==================== ====================

y  Commenced operations effective June 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett          Lord Abbett          Lord Abbett
                                                                          Affiliated         Bond Debenture       Mid Cap Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                30  $                47  $                57

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (50)                 (12)                (171)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                  35                 (114)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                59                   (4)                 663
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    352                   15               (1,022)
 Capital Gain Distributions (Note 2)                                                162                   17                1,651
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    573                   28                1,292
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          553                   63                1,178
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              29                    0                   48
 Contract Owner Withdrawals                                                        (498)                (243)              (1,964)
 Net Transfers In (Out) (Note 3)                                                  1,504                  100                  253
 Contract Charges (Note 6)                                                           (4)                   0                  (10)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,031                 (143)              (1,673)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,584                  (80)                (495)
Net Assets, Beginning of Period                                                   3,331                  938               11,887
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,915  $               858  $            11,392
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                       Roszel / Marsico    Roszel / Seligman         Seligman
                                                                          Large Cap             Mid Cap            Smaller-Cap
                                                                            Growth               Growth               Value
                                                                         Portfolio z           Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                  (60)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                  (60)                 (24)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  161                   49
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      2                 (474)                 135
 Capital Gain Distributions (Note 2)                                                  2                  508                  121
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      4                  195                  305
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            4                  135                  281
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   15                   16
 Contract Owner Withdrawals                                                           0                 (451)                (416)
 Net Transfers In (Out) (Note 3)                                                     38                  122                 (162)
 Contract Charges (Note 6)                                                            0                   (3)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              38                 (317)                (562)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              42                 (182)                (281)
Net Assets, Beginning of Period                                                       0                4,306                1,662
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                42  $             4,124  $             1,381
                                                                    ==================== ==================== ====================

z  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                          Templeton            Templeton
                                                                           Foreign               Growth             Van Kampen
                                                                          Securities           Securities            Comstock
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 6  $                 1  $               131

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (7)                  (3)                (146)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (1)                  (2)                 (15)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                   52                  113
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     81                   (9)                 577
 Capital Gain Distributions (Note 2)                                                  0                    3                  535
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     85                   46                1,225
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           84                   44                1,210
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              36                    2                   55
 Contract Owner Withdrawals                                                          (1)                  (1)              (1,790)
 Net Transfers In (Out) (Note 3)                                                    332                 (518)                 484
 Contract Charges (Note 6)                                                           (2)                  (1)                  (7)
                                                                    -------------------- -------------------- --------------------

  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             365                 (518)              (1,258)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             449                 (474)                 (48)
Net Assets, Beginning of Period                                                     189                  573                8,685
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               638  $                99  $             8,637
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                              Divisions Investing In
                                                                    =========================================
                                                                          Van Kampen
                                                                          Strategic           Wanger U.S.
                                                                            Growth              Smaller
                                                                         Portfolio aa          Companies
                                                                    ==================== ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                        $                 0  $                 2

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (5)                 (17)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                       (5)                 (15)
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                15                    6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (9)                  81
 Capital Gain Distributions (Note 2)                                                  0                   22
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                      6                  109
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                   94
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                   42
 Contract Owner Withdrawals                                                         (62)                 (15)
 Net Transfers In (Out) (Note 3)                                                    (22)               1,407
 Contract Charges (Note 6)                                                            0                   (5)
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             (82)               1,429
                                                                    -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             (81)               1,523
Net Assets, Beginning of Period                                                     366                  593
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $               285  $             2,116
                                                                    ==================== ====================

aa Formerly Van Kampen Emerging Growth Portfolio. Change effective August 15, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                            Global           International          Short-Term
                                                                           SmallCap              Index                 Bond
                                                                         Portfolio a          Portfolio b          Portfolio c
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 2

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    0                    1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      2                    1                   (1)
 Capital Gain Distributions (Note 2)                                                  2                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      4                    1                   (1)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            4                    1                    0
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   10
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                    101                   18                  491
 Contract Charges (Note 6)                                                            0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             101                   18                  501
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             105                   19                  501
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               105  $                19  $               501
                                                                    ==================== ==================== ====================

a  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock
                                                                           Balanced              Basic              BlackRock
                                                                         Capital V.I.          Value V.I.           Bond V.I.
                                                                            Fund d               Fund e               Fund f
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               130  $               844  $             2,674

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (97)                (958)                (762)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       33                 (114)               1,912
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (226)               2,164                  429
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    380               (6,135)              (1,973)
 Capital Gain Distributions (Note 2)                                                  0                4,535                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    154                  564               (1,544)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          187                  450                  368
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  137                  212
 Contract Owner Withdrawals                                                        (723)             (10,058)             (10,052)
 Net Transfers In (Out) (Note 3)                                                   (145)             (10,880)                (933)
 Contract Charges (Note 6)                                                           (2)                 (26)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (870)             (20,827)             (10,788)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (683)             (20,377)             (10,420)
Net Assets, Beginning of Period                                                   7,601               80,946               52,795
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             6,918  $            60,569  $            42,375
                                                                    ==================== ==================== ====================

d  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
e  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
f  Formerly Mercury Core Bond V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                            Money             Fundamental             Global
                                                                          Market V.I.         Growth V.I.        Allocation V.I.
                                                                            Fund g               Fund h               Fund i
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               594  $                78  $             1,123

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (313)                (199)                (619)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      281                 (121)                 504
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  323                  115
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  585                3,483
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                  908                3,598
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          281                  787                4,102
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          24,947                   28                  240
 Contract Owner Withdrawals                                                      (9,709)              (1,947)              (5,646)
 Net Transfers In (Out) (Note 3)                                                (19,266)                (754)               5,159
 Contract Charges (Note 6)                                                           (9)                  (4)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,037)              (2,677)                (271)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,756)              (1,890)               3,831
Net Assets, Beginning of Period                                                  24,663               15,515               43,593
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            20,907  $            13,625  $            47,424
                                                                    ==================== ==================== ====================

g  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                      Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                            Global             Government             High
                                                                         Growth V.I.          Income V.I.          Income V.I.
                                                                            Fund j               Fund k               Fund l
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                37  $             1,207  $             1,549

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (57)                (360)                (237)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                 847                1,312
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (838)                 (79)                (895)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,176                 (283)                (421)
 Capital Gain Distributions (Note 2)                                                  0                    2                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    338                 (360)              (1,316)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          318                  487                   (4)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               8                  278                   58
 Contract Owner Withdrawals                                                        (691)              (4,603)              (3,344)
 Net Transfers In (Out) (Note 3)                                                 (2,678)                 978               (1,563)
 Contract Charges (Note 6)                                                           (1)                  (7)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,362)              (3,354)              (4,855)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,044)              (2,867)              (4,859)
Net Assets, Beginning of Period                                                   6,333               27,811               20,198
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,289  $            24,944  $            15,339
                                                                    ==================== ==================== ====================

j  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                          S&P Index          International          Large Cap
                                                                           500 V.I.            Value V.I.           Core V.I.
                                                                            Fund m               Fund n               Fund o
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               541  $               694  $               272

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (447)                (353)                (593)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       94                  341                 (321)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (39)               1,684                 (883)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    905                  376                4,188
 Capital Gain Distributions (Note 2)                                                  0                    0                1,771
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    866                2,060                5,076
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          960                2,401                4,755
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              87                   12                  109
 Contract Owner Withdrawals                                                      (4,107)              (4,044)              (6,616)
 Net Transfers In (Out) (Note 3)                                                 (1,593)                (918)                 420
 Contract Charges (Note 6)                                                          (12)                 (14)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,625)              (4,964)              (6,105)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (4,665)              (2,563)              (1,350)
Net Assets, Beginning of Period                                                  31,637               26,604               44,556
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            26,972  $            24,041  $            43,206
                                                                    ==================== ==================== ====================

m  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          BlackRock            BlackRock            BlackRock
                                                                          Large Cap            Large Cap           Utilities &
                                                                         Growth V.I.           Value V.I.       Telecommunications
                                                                            Fund p               Fund q               Fund r
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                20  $                48  $                66

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (143)                (107)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (123)                 (59)                  29
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               305                  371                  (38)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    793                  124                  333
 Capital Gain Distributions (Note 2)                                                  0                  744                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,098                1,239                  295
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          975                1,180                  324
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              10                   50                    0
 Contract Owner Withdrawals                                                      (1,808)              (1,066)                (452)
 Net Transfers In (Out) (Note 3)                                                  1,756                2,190                  (17)
 Contract Charges (Note 6)                                                           (7)                  (4)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             (49)               1,170                 (470)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             926                2,350                 (146)
Net Assets, Beginning of Period                                                  10,247                7,066                2,787
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,173  $             9,416  $             2,641
                                                                    ==================== ==================== ====================

p  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In

                                                                    ==============================================================
                                                                          BlackRock             AIM V.I.             AIM V.I.
                                                                            Value                Basic               Capital
                                                                      Opportunities V.I.         Value             Appreciation
                                                                            Fund s                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               100  $                 0  $                 6

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (435)                   0                 (123)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (335)                   0                 (117)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,132                   (2)              (1,173)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,782)                   0                1,908
 Capital Gain Distributions (Note 2)                                              4,293                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,643                   (2)                 735
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        2,308                   (2)                 618
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              66                    0                    0
 Contract Owner Withdrawals                                                      (4,086)                (226)              (1,076)
 Net Transfers In (Out) (Note 3)                                                 (5,140)                 229                 (385)
 Contract Charges (Note 6)                                                          (13)                  (1)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (9,173)                   2               (1,464)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (6,865)                   0                 (846)
Net Assets, Beginning of Period                                                  37,707                    0                9,839
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            30,842  $                 0  $             8,993
                                                                    ==================== ==================== ====================

s  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                           AIM V.I.             AIM V.I.        AllianceBernstein
                                                                        International           Premier            VPS Global
                                                                            Growth              Equity              Technology
                                                                             Fund                Fund t             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 5  $                95  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (12)                (170)                 (15)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (7)                 (75)                 (15)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                44               (1,651)                 (20)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     83                2,176                   83

 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    127                  525                   63
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          120                  450                   48
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               2                    0                    0
 Contract Owner Withdrawals                                                         (47)              (2,046)                 (57)
 Net Transfers In (Out) (Note 3)                                                  2,042               (1,607)                 395
 Contract Charges (Note 6)                                                            0                   (5)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,997               (3,658)                 337
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           2,117               (3,208)                 385
Net Assets, Beginning of Period                                                     747               14,535                1,081
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             2,864  $            11,327  $             1,466
                                                                    ==================== ==================== ====================

t  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                      AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                                       VPS Growth and       VPS Large Cap       VPS Small/Mid Cap
                                                                            Income               Growth               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                47  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (47)                (289)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                 (289)                  (3)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               598               (2,335)                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (529)               5,195                   20
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     69                2,860                   20
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           69                2,571                   17
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               9                   28                   35
 Contract Owner Withdrawals                                                        (805)              (3,179)                  (1)
 Net Transfers In (Out) (Note 3)                                                  5,032                  791                  968
 Contract Charges (Note 6)                                                            0                  (10)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,236               (2,370)               1,001
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           4,305                  201                1,018
Net Assets, Beginning of Period                                                   3,572               23,651                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             7,877  $            23,852  $             1,018
                                                                    ==================== ==================== ====================


See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                          Divisions Investing In
                                                                    ==============================================================
                                                                           American             American          American Funds
                                                                          Century VP           Century VP             Asset
                                                                        International            Ultra              Allocation
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                66  $                 0  $                 2

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (69)                 (28)                   0
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                 (28)                   2
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               187                   79                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    332                   56                    3
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    519                  135                    3
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          516                  107                    5
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              27                   17                    0
 Contract Owner Withdrawals                                                        (711)                (395)                   0
 Net Transfers In (Out) (Note 3)                                                   (589)               2,644                  125
 Contract Charges (Note 6)                                                           (3)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (1,276)               2,266                  124
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (760)               2,373                  129
Net Assets, Beginning of Period                                                   5,649                  192                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,889  $             2,565  $               129
                                                                    ==================== ==================== ====================


See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                        American Funds       American Funds       American Funds
                                                                             Bond                Growth           Growth-Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 9  $                 3

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (2)                  (9)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                   0                    2
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    3                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      3                  107                    6
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      3                  110                    6
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                  110                    8
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              19                   50                    0
 Contract Owner Withdrawals                                                          (1)                  (1)                   0
 Net Transfers In (Out) (Note 3)                                                    600                2,310                  314
 Contract Charges (Note 6)                                                           (1)                  (2)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             617                2,357                  312
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             618                2,467                  320
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               618  $             2,467  $               320
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                        American Funds       Cohen & Steers           Davis
                                                                        International          VIF Realty             Value
                                                                             Fund              Fund, Inc.           Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                15  $                 4  $               150

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (5)                  (1)                (359)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       10                    3                 (209)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                    0                2,131
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    100                    8                 (271)
 Capital Gain Distributions (Note 2)                                                  0                    1                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    104                    9                1,860
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          114                   12                1,651
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              28                   12                  186
 Contract Owner Withdrawals                                                          (1)                   0               (3,306)
 Net Transfers In (Out) (Note 3)                                                  1,332                  415               (6,570)
 Contract Charges (Note 6)                                                           (3)                  (1)                 (10)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,356                  426               (9,700)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,470                  438               (8,049)
Net Assets, Beginning of Period                                                       0                    0               27,922
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,470  $               438  $            19,873
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                              Eaton Vance           Federated
                                                                         Dreyfus VIF          VT Floating-           Capital
                                                                         Appreciation         Rate Income          Appreciation
                                                                          Portfolio               Fund               Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 5  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (3)                  (2)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (3)                   3                   (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      4                    0                    2
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      4                    0                    3
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                    3                    2
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              31                   14                    2
 Contract Owner Withdrawals                                                          (1)                   0                   (9)
 Net Transfers In (Out) (Note 3)                                                  1,371                  708                  124
 Contract Charges (Note 6)                                                           (2)                  (2)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,399                  720                  116
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,400                  723                  118
Net Assets, Beginning of Period                                                       0                    0                   48
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,400  $               723  $               166
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                  MFS
                                                                          Federated             Emerging              OpCap
                                                                           Kaufmann              Growth            Renaissance
                                                                           Fund II               Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):

 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (20)                (155)                  (6)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (20)                (155)                  (6)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                98               (2,504)                  80
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     68                3,481                 (132)
 Capital Gain Distributions (Note 2)                                                  1                    0                   24
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    167                  977                  (28)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          147                  822                  (34)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                   19                    0
 Contract Owner Withdrawals                                                        (286)              (1,662)                 (63)
 Net Transfers In (Out) (Note 3)                                                    661                 (305)                  39
 Contract Charges (Note 6)                                                            0                   (8)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             388               (1,956)                 (27)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             535               (1,134)                 (61)
Net Assets, Beginning of Period                                                     477               12,099                  534
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             1,012  $            10,965  $               473
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
														     PIMCO
                                                                         Oppenheimer          Oppenheimer           Commodity
                                                                           Capital            Main Street          RealReturn
                                                                         Appreciation          Small Cap            Strategy
                                                                           Fund/VA              Fund/VA             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 8

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                   (1)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                   (1)                   6
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   10
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   10                    4
 Capital Gain Distributions (Note 2)                                                  0                    0                    1
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                   10                   15
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                    9                   21
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    5                   21
 Contract Owner Withdrawals                                                           0                    0                    0
 Net Transfers In (Out) (Note 3)                                                     44                  307                  510
 Contract Charges (Note 6)                                                            0                    0                   (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              44                  312                  528
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              44                  321                  549
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                44  $               321  $               549
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                            PIMCO                PIMCO               Pioneer
                                                                             Real                Total                 Fund
                                                                            Return               Return                VCT
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 2  $             1,117  $                 4

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                 (484)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        2                  633                    1
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   98                    2
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (2)              (1,006)                  14

 Capital Gain Distributions (Note 2)                                                  3                  518                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      1                 (390)                  16
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            3                  243                   17
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                  192                   29
 Contract Owner Withdrawals                                                           0               (6,024)                  (1)
 Net Transfers In (Out) (Note 3)                                                    266                6,499                  935
 Contract Charges (Note 6)                                                           (1)                 (13)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             265                  654                  963
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             268                  897                  980
Net Assets, Beginning of Period                                                       0               37,959                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               268  $            38,856  $               980
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                           Pioneer              Pioneer          Roszel / Allianz
                                                                          High Yield           Small Cap           CCM Capital
                                                                             VCT               Value VCT           Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                60

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                               0                    0                 (177)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                        0                    0                 (117)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                  661
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                    0                  349
 Capital Gain Distributions (Note 2)                                                  0                    0                   98
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                    0                1,108
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                    0                  991
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                    8
 Contract Owner Withdrawals                                                           0                    0               (2,569)
 Net Transfers In (Out) (Note 3)                                                     47                    4                  570
 Contract Charges (Note 6)                                                            0                    0                   (7)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              47                    4               (1,998)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                              47                    4               (1,007)
Net Assets, Beginning of Period                                                       0                    0               13,329
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                47  $                 4  $            12,322
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                       Roszel / Allianz                         Roszel / JP Morgan
                                                                        NFJ Small Cap      Roszel / Delaware        Small Cap
                                                                            Value                Trend                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               140  $                 0  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                            (157)                 (43)                 (81)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (17)                 (43)                 (81)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               677                  404                  277
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (227)                (546)                (758)
 Capital Gain Distributions (Note 2)                                                750                   50                  904
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,200                  (92)                 423
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,183                 (135)                 342
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             103                    0                    1
 Contract Owner Withdrawals                                                      (1,773)                (399)              (1,079)
 Net Transfers In (Out) (Note 3)                                                    977               (2,129)                 589
 Contract Charges (Note 6)                                                           (8)                  (4)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                            (701)              (2,532)                (491)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             482               (2,667)                (149)
Net Assets, Beginning of Period                                                  10,579                5,043                6,102
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            11,061  $             2,376  $             5,953
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett          Lord Abbett          Lord Abbett
                                                                          Affiliated         Bond Debenture       Mid Cap Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                21  $                65  $                50

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (45)                 (19)                (172)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (24)                  46                 (122)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                20                   (2)                 692
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (199)                 (64)                (815)
 Capital Gain Distributions (Note 2)                                                261                   24                1,092
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     82                  (42)                 969
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           58                    4                  847
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              46                    6                   53
 Contract Owner Withdrawals                                                        (363)                (354)              (1,870)
 Net Transfers In (Out) (Note 3)                                                    453                  (18)                 960
 Contract Charges (Note 6)                                                           (4)                   0                   (9)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             132                 (366)                (866)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             190                 (362)                 (19)
Net Assets, Beginning of Period                                                   3,141                1,300               11,906
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             3,331  $               938  $            11,887
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                      Roszel / Seligman         Seligman            Templeton
                                                                           Mid Cap            Smaller-Cap            Foreign
                                                                            Growth               Value              Securities
                                                                          Portfolio            Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):

 Ordinary Dividends (Note 2)                                        $                 0  $                10  $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                             (53)                 (32)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (53)                 (22)                  (1)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               191                   34                    0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    104                 (337)                   6

 Capital Gain Distributions (Note 2)                                                183                  171                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    478                 (132)                   6
                                                                    -------------------- -------------------- --------------------


Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          425                 (154)                   5
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              11                    4                    0
 Contract Owner Withdrawals                                                        (539)                (423)                   0
 Net Transfers In (Out) (Note 3)                                                    967                 (141)                 184
 Contract Charges (Note 6)                                                           (5)                  (1)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             434                 (561)                 184
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             859                 (715)                 189
Net Assets, Beginning of Period                                                   3,447                2,377                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,306  $             1,662  $               189
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                       Divisions Investing In
                                                                    ==============================================================
                                                                          Templeton                                 Van Kampen
                                                                            Growth             Van Kampen           Strategic
                                                                          Securities            Comstock              Growth
                                                                             Fund              Portfolio           Portfolio u
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                39  $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (2)                 (76)                  (6)

                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       (2)                 (37)                  (5)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  (37)                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     18                  264                   27
 Capital Gain Distributions (Note 2)                                                  0                  104                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                     18                  331                   27
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           16                  294                   22
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              13                   34                    0
 Contract Owner Withdrawals                                                           0                 (985)                 (16)
 Net Transfers In (Out) (Note 3)                                                    544                6,520                  (52)
 Contract Charges (Note 6)                                                            0                   (7)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             557                5,562                  (68)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                             573                5,856                  (46)
Net Assets, Beginning of Period                                                       0                2,829                  412
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $               573  $             8,685  $               366
                                                                    ==================== ==================== ====================

u Formerly Van Kampen Emerging Growth Portfolio. Change effective August 15, 2006.

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                   Divisions Investing In
                                                                    =====================

                                                                         Wanger U.S.
                                                                           Smaller
                                                                          Companies
                                                                    ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                              (2)
                                                                    --------------------
  Net Investment Income (Loss)                                                       (2)
                                                                    --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     14
 Capital Gain Distributions (Note 2)                                                  0
                                                                    --------------------
  Net Gain (Loss) on Investments                                                     14
                                                                    --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           12
                                                                    --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              12
 Contract Owner Withdrawals                                                           0
 Net Transfers In (Out) (Note 3)                                                    569
 Contract Charges (Note 6)                                                            0
                                                                    --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             581
                                                                    --------------------

Total Increase (Decrease) in Net Assets                                             593
Net Assets, Beginning of Period                                                       0
                                                                    --------------------
Net Assets, End of Period                                           $               593
                                                                    ====================

See accompanying notes to financial statements.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of investment divisions that support four annuity contracts - Retirement Plus, Retirement Power, Retirement Optimizer, and Investor Choice Investor Series (available for sale effective May 25,
   2005). Only investment divisions with balances at December 31, 2006 appear in the Statements of Assets and Liabilities and only investment divisions with activity during the years ended December 31, 2006 or 2005 are shown in the Statements of Operations and Changes in Net Assets. The investment divisions are as follows:

   BlackRock Equity Dividend Portfolio
   BlackRock Global SmallCap Portfolio
   BlackRock International Index Portfolio
   BlackRock Short-Term Bond Portfolio
   BlackRock Mid Cap Value Opportunities Portfolio
   BlackRock Small Cap Index Portfolio
   BlackRock Balanced Capital V.I. Fund
   BlackRock Basic Value V.I. Fund
   BlackRock Bond V.I. Fund
   BlackRock Money Market V.I. Fund
   BlackRock Fundamental Growth V.I. Fund
   BlackRock Global Allocation V.I. Fund
   BlackRock Global Growth V.I. Fund
   BlackRock Government Income V.I. Fund
   BlackRock High Income V.I. Fund
   BlackRock S&P Index 500 V.I. Fund
   BlackRock International Value V.I. Fund
   BlackRock Large Cap Core V.I. Fund
   BlackRock Large Cap Growth V.I. Fund
   BlackRock Large Cap Value V.I. Fund
   BlackRock Utilities & Telecommunications V.I. Fund
   BlackRock Value Opportunities V.I. Fund
   AIM V.I. Basic Value Fund
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Mid Cap Core Equity Fund
   Aim V.I. Core Equity Fund
   AIM V.I. Premier Equity Fund
   AllianceBernstein VPS Global Technology Portfolio
   AllianceBernstein VPS Growth and Income Portfolio
   AllianceBernstein VPS Large Cap Growth Portfolio
   AllianceBernstein VPS Small/Mid Cap Value Portfolio
   AllianceBernstein VPS Value Portfolio
   American Century VP International Fund
   American Century VP Ultra Fund
   American Funds Asset Allocation Fund
   American Funds Bond Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
   American Funds International Fund
   Cohen & Steers VIF Realty Fund, Inc.
   Davis Value Portfolio
   Dreyfus VIF Appreciation Portfolio
   Eaton Vance VT Floating-Rate Income Fund
   Federated Capital Appreciation Fund II
   Federated Kaufmann Fund II
   MFS Emerging Growth Series
   OpCap Renaissance Portfolio
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   PIMCO CommodityRealReturn Strategy Portfolio
   PIMCO Real Return Portfolio
   PIMCO Total Return Portfolio
   Pioneer Emerging Markets VCT Portfolio
   Pioneer Fund VCT Portfolio
   Pioneer High Yield VCT Portfolio
   Pioneer Small Cap Value VCT Portfolio
   Roszel/Allianz CCM Capital Appreciation Portfolio
   Roszel/Allianz NFJ  Small Cap Value Portfolio
   Roszel/Delaware Trend Portfolio
   Roszel/JP Morgan Multi-Cap Market Neutral Portfolio
   Roszel/JP Morgan Small Cap Growth Portfolio
   Roszel/Lord Abbett Affiliated Portfolio
   Roszel/Lord Abbett Bond Debenture Portfolio
   Roszel/Lord Abbett Mid Cap Value Portfolio
   Roszel/Marsico Large Cap Growth Portfolio
   Roszel/Seligman Mid Cap Growth Portfolio
   Seligman Smaller-Cap Value Portfolio
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund
   Van Kampen Comstock Portfolio
   Van Kampen Strategic Growth Portfolio
   Wanger U.S. Smaller Companies

   The assets of Separate Account A are registered in the name of ML of New York. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, effective September 30, 2006, all previous investment divisions under the investment advisors FAM Series Funds, Inc. and FAM Variable Series Funds, Inc. merged into investment advisors BlackRock Series Funds, Inc. and BlackRock Variable Series Funds, Inc., respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Financial Statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of Financial Statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

   The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
    - Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.
    - Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.
    - Realized gains and losses on the sales of investments are computed on the first in first out basis.
    - All premiums and contract owner withdrawals are applied as described in the prospectus.
    - Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits
   (without regard to the guaranteed minimum death benefits) and other Contract benefits.

   The  operations  of Separate Account A are  included  in  the
   Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the BlackRock Money Market V.I. Fund investment division of ML of New York Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account
   A investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
BlackRock Equity Dividend Portfolio                                                 103                    2
BlackRock Global SmallCap Portfolio                                                  62                    4
BlackRock International Index Portfolio                                              14                    2
BlackRock Short-Term Bond Portfolio                                               1,202                1,531
BlackRock Mid Cap Value Opportunities Portfolio                                     125                    6
BlackRock Small Cap Index Portfolio                                                  12                    0
BlackRock Balanced Capital V.I. Fund                                                139                1,306
BlackRock Basic Value V.I. Fund                                                   6,798               15,846
BlackRock Bond V.I. Fund                                                          7,545               14,966
BlackRock Money Market V.I. Fund                                                 15,995               15,898
BlackRock Fundamental Growth V.I. Fund                                            1,184                6,622
BlackRock Global Allocation V.I. Fund                                             6,154                8,984
BlackRock Global Growth V.I. Fund                                                   491                1,128
BlackRock Government Income V.I. Fund                                            14,990                8,394
BlackRock High Income V.I. Fund                                                   1,182                3,404
BlackRock S&P Index 500 V.I. Fund                                                 7,052                8,504
BlackRock International Value V.I. Fund                                           4,801                5,647
BlackRock Large Cap Core V.I. Fund                                                7,555                8,234
BlackRock Large Cap Growth V.I. Fund                                              2,989                2,556
BlackRock Large Cap Value V.I. Fund                                               4,127                3,972
BlackRock Utilities & Telecommunications V.I. Fund                                  149                  389
BlackRock Value Opportunities V.I. Fund                                           5,238                6,859
AIM V.I. Basic Value Fund                                                             4                    0
AIM V.I. Capital Appreciation Fund                                                   27                1,787
AIM V.I. International Growth Fund                                                  585                2,549
AIM V.I. Mid Cap Core Equity Fund                                                   186                   31
Aim V.I. Core Equity Fund                                                        14,081                3,736
AIM V.I. Premier Equity Fund                                                      2,177               14,002
AllianceBernstein VPS Global Technology Portfolio                                   271                  562
AllianceBernstein VPS Growth and Income Portfolio                                 1,551                8,074
AllianceBernstein VPS Large Cap Growth Portfolio                                    706                5,446
AllianceBernstein VPS Small/Mid Cap Value Portfolio                               1,922                  792
AllianceBernstein VPS Value Portfolio                                               214                   33
American Century VP International Fund                                              507                1,178
American Century VP Ultra Fund                                                      496                1,585
American Funds Asset Allocation Fund                                                389                   13
American Funds Bond Fund                                                          2,990                   62
American Funds Growth Fund                                                        4,418                  795
American Funds Growth-Income Fund                                                   959                  142
American Funds International Fund                                                 3,153                  457
Cohen & Steers VIF Realty Fund, Inc.                                                670                  179
Davis Value Portfolio                                                            13,154               13,726
Dreyfus VIF Appreciation Portfolio                                                2,547                1,947
Eaton Vance VT Floating-Rate Income Fund                                          1,809                  486
Federated Capital Appreciation Fund II                                              159                  121
Federated Kaufmann Fund II                                                          524                  483
MFS Emerging Growth Series                                                          668                4,676



(In Thousands)
									    Purchases              Sales
							              -------------------- --------------------
OpCap Renaissance Portfolio                                                        11                   95
Oppenheimer Capital Appreciation Fund/VA                                           25                    1
Oppenheimer Main Street Fund/VA                                                    25                    0
Oppenheimer Main Street Small Cap Fund/VA                                         751                  986
PIMCO Commodity-RealReturn Strategy Portfolio                                   1,027                  136
PIMCO Real Return Portfolio                                                       256                   38
PIMCO Total Return Portfolio                                                   11,602               20,613
Pioneer Emerging Markets VCT Portfolio                                              5                    0
Pioneer Fund VCT Portfolio                                                      3,295                  751
Pioneer High Yield VCT Portfolio                                                   56                   77
Roszel/Allianz CCM Capital Appreciation Portfolio                               3,226                3,041
Roszel/Allianz NFJ Small Cap Value Portfolio                                    2,897                5,294
Roszel/Delaware Trend Portfolio                                                   393                  711
Roszel/JP Morgan Multi-Cap Market Neutral Portfolio                             1,380                   35
Roszel/JP Morgan Small Cap Growth Portfolio                                       726                1,603
Roszel/Lord Abbett Affiliated Portfolio                                         1,952                  780
Roszel/Lord Abbett Bond Debenture Portfolio                                       171                  261
Roszel/Lord Abbett Mid Cap Value Portfolio                                      3,998                4,137
Roszel/Marsico Large Cap Growth Portfolio                                          41                    1
Roszel/Seligman Mid Cap Growth Portfolio                                        1,116                  985
Seligman Smaller-Cap Value Portfolio                                              243                  709
Templeton Foreign Securities Fund                                                 396                   32
Templeton Growth Securities Fund                                                  208                  727
Van Kampen Comstock Portfolio                                                   8,703                9,443
Van Kampen Strategic Growth Portfolio                                              18                  105
Wanger U.S. Smaller Companies                                                   1,526                   90
                                                                    -------------------- --------------------
                                                                    $         186,121    $          227,767
                                                                    ==================== ====================

5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
-------------------------
The  investment  income  ratio  represents  the  dividends, excluding  distributions  of capital gains, received  by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios  exclude  those expenses, such as mortality and  expense charges, that result in direct reduction in the unit values. The recognition of investment income by the investment division is affected by the  timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
-------------------------
The expense ratio represents the annualized contract expenses of the separate accounts,consisting primarily of mortality and expense charges,for each period indicated.These ratios include only those expenses that result in a direct reduction to unit values.  Charges  made directly to  contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded.
Total returns:
-------------------------
The  total  return  includes  changes  in the  value  of  the underlying  mutual fund, which  includes expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
Investment  divisions  with a date notation indicates the effective date  of that  investment  division in the  separate account .  The total return is calculated for the  period indicated  or  from  the  effective date  through  the  end of the reporting period.  As the total retun is presented as a range of  minimum  and  maximum values  based on the product grouping  represented in the minimum and maximum  expense ratio amounts, some individual contract returns are not within the ranges presented.

(In thousands, except unit values)

BlackRock Equity Dividend Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value          Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                      8 $    13.19 $      13.30  $        107      2.54 %      1.25%    1.65 %     17.48 %    17.95 %

BlackRock Global SmallCap Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value   	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     13 $    13.23 $      13.33  $        182      0.48 %      1.25%    1.65 %     16.00 %    16.46 %
          2005                      9      11.40        11.44           105      3.06        1.25     1.65       15.57      15.85

BlackRock International Index Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                      2 $    14.01 $      14.12  $         28      4.83 %      1.25%    1.65 %     23.89 %    24.38 %
          2005                      1      11.31        11.35            19      6.26        1.25     1.65       15.68      15.97



BlackRock Short-Term Bond Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                              Unit Value         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     16 $    10.27 $      10.35  $        174      3.96 %      1.25%    1.65 %      3.02 %     3.43 %
          2005                     51       9.96        10.00           501      3.47        1.25     1.65       -0.09       0.16

BlackRock Mid Cap Value Opportunities Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                              Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     10 $    12.43 $      12.53  $        118      0.42 %      1.25%    1.65 %     11.42 %    11.86 %

BlackRock Small Cap Index Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                      1 $    12.05 $      12.14  $         12      3.76 %      1.25%    1.65 %     15.64 %    16.10 %

BlackRock Balanced Capital V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    291 $    22.76 $      22.76  $      6,550      2.09 %      1.35%    1.35 %     13.54 %    13.54 %
          2005                    345      20.03        20.03         6,918      1.82        1.35     1.35        2.69       2.69
          2004                    390      19.50        19.50         7,601      1.89        1.35     1.35        7.16       7.16
          2003                    463      18.19        18.19         8,411      2.23        1.35     1.35       19.86      19.86
          2002                    532      15.16        15.16         8,066      2.57        1.35     1.35      -14.88     -14.88

BlackRock Basic Value V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------

          2006                  1,587 $    13.18 $      40.55  $     56,075      1.52 %      1.25%    1.65 %     19.82 %    20.29 %
          2005                  2,039      10.99        33.73        60,569      1.21        1.25     1.65        1.21       1.61
          2004                  2,905      13.01        33.21        80,946      1.08        1.35     1.59        9.31       9.52
          2003                  3,040      11.90        30.31        80,897      1.18        1.35     1.59       31.13      31.38
          2002                  3,157       9.08        23.06        65,038      1.02        1.35     1.59      -19.07     -18.91



BlackRock Bond V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                              Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,611 $    10.38 $      20.09  $     34,541      4.63 %      1.25%    1.65 %      2.65 %     3.06 %
          2005                  2,468      10.11        19.50        42,375      4.94        1.25     1.65        0.30       0.70
          2004                  3,064      11.14        19.38        52,795      3.64        1.35     1.59        2.86       3.06
          2003                  3,423      10.83        18.79        58,273      3.78        1.35     1.59        3.11       3.30
          2002                  2,910      10.50        18.18        52,672      4.74        1.35     1.59        7.84       8.05

BlackRock Money Market V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,565 $    10.26 $      14.24  $     21,013      4.45 %      1.25%    1.65 %      2.78 %     3.19 %
          2005                  1,586       9.97        13.80        20,907      2.61        1.25     1.65        0.97       1.37
          2004                  1,876       9.86        13.62        24,663      0.89        1.35     1.59       -0.67      -0.48
          2003                  2,826       9.92        13.68        36,355      0.73        1.35     1.59       -0.86      -0.67
          2002                  3,570      10.01        13.77        45,908      1.47        1.35     1.59       -0.12       0.07

BlackRock Fundamental Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                              Unit Value         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    922 $     7.59 $      11.86  $      8,629      0.42 %      1.25%    1.65 %      2.78 %     3.19 %
          2005                  1,562       7.38        11.48        13,625      0.54        1.25     1.65        5.69       6.11
          2004                  1,890       6.98         9.99        15,515      0.78        1.35     1.59        5.11       5.31
          2003                  1,900       6.64         9.50        14,699      0.11        1.35     1.59       25.97      26.20
          2002                  3,039       5.27         7.54        17,793      0.11        1.35     1.59      -28.66     -28.52

BlackRock Global Allocation V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,815 $    13.58 $      27.84  $     48,901      2.60 %      1.25%    1.65 %     14.57 %    15.03 %
          2005                  1,965      11.85        24.22        47,424      2.45        1.25     1.65        8.66       9.09
          2004                  1,963      22.21        22.21        43,593      3.16        1.35     1.35       12.79      12.79
          2003                  1,842      19.68        19.68        36,243      3.36        1.35     1.35       32.82      32.82
          2002                  1,722      14.81        14.81        25,503      3.32        1.35     1.35       -9.42      -9.42



BlackRock Global Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    243 $    13.65 $      13.65  $      3,295      0.89 %      1.35%    1.35 %     20.32 %    20.32 %
          2005                    290      11.34        11.34         3,289      0.87        1.35     1.35       13.47      13.47
          2004                    634       9.99         9.99         6,333      1.59        1.35     1.35       13.62      13.62
          2003                    670       8.79         8.79         5,887      1.08        1.35     1.35       31.70      31.70
          2002                    726       6.67         6.67         4,840      0.11        1.35     1.35      -28.74     -28.74

BlackRock Government Income V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  2,259 $    10.43 $      17.60  $     31,432      4.53 %      1.25%    1.65 %      2.18 %     2.58 %
          2005                  1,535      10.20        17.16        24,944      4.65        1.25     1.65        1.52       1.92
          2004                  1,760      11.00        16.85        27,811      2.87        1.35     1.59        2.48       2.68
          2003                  2,114      10.73        16.40        32,658      3.62        1.35     1.59        0.46       0.65
          2002                  3,289      10.67        16.29        47,681      5.86        1.35     1.59        8.05       8.25

BlackRock High Income V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    579 $    11.19 $      23.34  $     13,326      7.47 %      1.25%    1.65 %      7.64 %     8.07 %
          2005                    713      10.39        21.61        15,339      8.82        1.25     1.65       -0.16       0.24
          2004                    936      21.57        21.57        20,198      7.76        1.35     1.35       10.26      10.26
          2003                  1,141      19.55        19.55        22,312      8.67        1.35     1.35       26.33      26.33
          2002                  1,193      15.47        15.47        18,451     10.35        1.35     1.35       -2.83      -2.83




BlackRock S&P Index 500 V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,517 $     9.21 $      19.13  $     28,716      1.57 %      1.25%    1.65 %     13.56 %    14.01 %
          2005                  1,758       8.10        16.79        26,972      1.69        1.25     1.65        2.67       3.08
          2004                  2,137       7.88        16.30        31,637      1.56        1.35     1.59        8.76       8.97
          2003                  3,018       7.25        14.95        37,019      1.46        1.35     1.59       26.12      26.36
          2002                  2,261       5.75        11.82        24,666      1.22        1.35     1.59      -23.63     -23.48

BlackRock International Value V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,313 $    15.96 $      21.30  $     26,373      3.29 %      1.25%    1.65 %     25.76 %    26.26 %
          2005                  1,496      12.68        16.91        24,041      2.70        1.25     1.65        9.80      10.24
          2004                  1,820      13.14        14.71        26,604      2.42        1.35     1.59       20.60      20.83
          2003                  1,951      10.90        12.75        23,534      3.47        1.35     1.59       40.00      40.26
          2002                  1,962       7.78         9.10        16,913      3.69        1.35     1.59      -12.94     -12.77

BlackRock Large Cap Core V.I. Fund
--------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,227 $    14.12 $      36.35  $     43,237      0.92 %      1.25%    1.65 %     12.82 %    13.27 %
          2005                  1,355      12.51        32.10        43,206      0.62        1.25     1.65       11.29      11.74
          2004                  1,550      28.75        28.75        44,556      0.83        1.35     1.35       15.16      15.16
          2003                  1,726      24.95        24.95        43,054      0.41        1.35     1.35       29.70      29.70
          2002                  1,768      19.23        19.23        33,988      0.76        1.35     1.35      -18.14     -18.14



BlackRock Large Cap Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,131 $    10.91 $      12.97  $     12,250      0.32 %      1.25%    1.65 %      5.41 %     5.83 %
          2005                  1,081      10.31        12.25        11,173      0.19        1.25     1.65        8.78       9.22
          2004                  1,085       9.45         9.45        10,247      0.29        1.35     1.35        6.30       6.30
          2003                    425       8.88         8.88         3,779      0.00        1.35     1.35       32.15      32.15
          2002                    337       6.72         6.72         2,262      0.00        1.35     1.35      -24.46     -24.46

BlackRock Large Cap Value V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    582 $    14.67 $      17.64  $     10,054      0.80 %      1.25%    1.65 %     14.06 %    14.52 %
          2005                    624      12.85        15.41         9,416      0.59        1.25     1.65       15.42      15.88
          2004                    531      13.31        13.31         7,066      0.87        1.35     1.35       18.71      18.71
          2003                    512      11.20        11.20         5,734      0.50        1.35     1.35       32.12      32.12
          2002                    492       8.48         8.48         4,174      0.93        1.35     1.35      -13.83     -13.83


BlackRock Utilities & Telecommunications V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     97 $    29.54 $      29.54  $      2,861      2.88 %      1.35%    1.35 %     23.50 %    23.50 %
          2005                    110      23.91        23.91         2,641      2.41        1.35     1.35       12.55      12.55
          2004                    131      21.23        21.23         2,787      2.54        1.35     1.35       23.97      23.97
          2003                    165      17.12        17.12         2,823      3.00        1.35     1.35       18.52      18.52
          2002                    199      14.44        14.44         2,878      3.41        1.35     1.35      -19.90     -19.90



BlackRock Value Opportunities V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    674 $    13.32 $      43.26  $     27,942      0.19 %      1.25%    1.65 %     10.92 %    11.36 %
          2005                    814      12.01        38.86        30,842      0.31        1.25     1.65        8.53       8.96
          2004                  1,073      13.64        35.68        37,707      0.00        1.35     1.59       13.16      13.38
          2003                  1,258      12.06        31.46        39,297      0.38        1.35     1.59       40.66      40.93
          2002                  1,385       8.57        22.31        30,516      0.00        1.35     1.59      -24.96     -24.82

Developing Capital Markets V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                        Division was not available
          2005                                                        Division was not available
          2004                                                        Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                    259       6.54         6.54         1,693      0.39        1.35     1.35      -11.49     -11.49

Focus Twenty V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                        Division was not available
          2005                                                        Division was not available
          2004                                                        Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                    246       1.37         1.37           337      0.00        1.35     1.35      -39.81     -39.81

AIM V.I. Basic Value Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                      0 $    12.80 $      12.92  $          4      0.72 %      1.25%    1.65 %     11.30 %    11.75 %
          2005                      0      11.50        11.56             0      0.00        1.25     1.65        6.60       6.86



AIM V.I. Capital Appreciation Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value `        Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    551 $    14.17 $      14.17  $      7,735      0.05 %      1.35%    1.35 %      4.83 %     4.83 %
          2005                    666      13.51        13.51         8,993      0.06        1.35     1.35        7.33       7.33
          2004                    782      12.58        12.58         9,839      0.00        1.35     1.35        5.14       5.14
          2003                    600      11.96        11.96         7,176      0.00        1.35     1.35       27.72      27.72
          2002                    717       9.36         9.36         6,716      0.00        1.35     1.35      -25.41     -25.41

AIM V.I. International Growth Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    114 $    10.76 $      19.26  $      1,407      0.61 %      1.55%    1.59 %     26.22 %    26.27 %
          2005                    282       8.53        15.26         2,864      0.69        1.55     1.59       16.07      16.12
          2004                     89       7.35        13.14           747      0.66        1.55     1.59       22.04      22.09
          2003                    108       6.02        10.76           718      0.53        1.55     1.59       27.03      27.08
          2002                    113       4.74         8.47           560      0.30        1.55     1.59      -17.01     -16.97

AIM V.I. Mid Cap Core Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     11 $    12.48 $      12.59  $        148      1.33 %      1.25%    1.65 %      9.37 %     9.81 %

Aim V.I. Core Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    922 $    11.07 $      11.09  $     11,116      0.76 %      1.35%    1.59 %     14.87 %    15.08 %




AIM V.I. Premier Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006        		                                      Division was not available
          2005                    841 $     6.12 $      14.06  $     11,327      0.76 %      1.35%    1.59 %      3.99 %     4.19 %
          2004                  1,123       5.89        13.49        14,535      0.42        1.35     1.59        4.10       4.30
          2003                  1,438       5.66        12.93        17,886      0.29        1.35     1.59       23.11      23.34
          2002                  1,665       4.59        10.48        16,890      0.29        1.35     1.59      -31.36     -31.23

AllianceBernstein VPS Global Technology Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    167 $     7.56 $       7.56  $      1,229      0.00 %      1.35%    1.35 %      7.13 %     7.13 %
          2005                    208       7.05         7.05         1,466      0.00        1.35     1.35        2.42       2.42
          2004                    157       6.88         6.88         1,081      0.00        1.35     1.35        3.99       3.99
          2003                    169       6.61         6.61         1,115      0.00        1.35     1.35       42.08      42.08
          2002                     53       4.65         4.65           248      0.00        1.35     1.35      -42.52     -42.52

AllianceBernstein VPS Growth and Income Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    143 $    13.90 $      13.94  $      1,832      0.74 %      1.55%    1.59 %     15.44 %    15.49 %
          2005                    653      12.04        12.07         7,877      1.58        1.55     1.59        3.22       3.26
          2004                    306      11.66        11.70         3,572      1.02        1.55     1.59        9.70       9.74
          2003                    356      10.62        10.66         3,787      1.01        1.55     1.59       30.42      30.47
          2002                    461       8.14         8.18         3,763      0.54        1.55     1.59      -23.28     -23.25



AllianceBernstein VPS Large Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,351 $     6.20 $      16.89  $     18,878      0.00 %      1.35%    1.59 %     -2.01 %    -1.83 %
          2005                  1,654       6.33        17.20        23,852      0.00        1.35     1.59       13.34      13.55
          2004                  1,708       5.58        15.14        23,651      0.00        1.35     1.59        6.90       7.11
          2003                  2,705       5.22        14.13        35,822      0.00        1.35     1.59       21.72      21.95
          2002                  3,016       4.29        11.58        32,795      0.00        1.35     1.59      -31.74     -31.61

AllianceBernstein VPS Small/Mid Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    168 $    13.16 $      13.28  $      2,270      0.42 %      1.25%    1.65 %     12.50 %    12.95 %
          2005                     87      11.69        11.75         1,018      0.00        1.25     1.65        8.56       8.82

AllianceBernstein VPS Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     13 $    13.54 $      13.66  $        195      1.21 %      1.25%    1.65 %     19.28 %    19.76 %

AllianceBernstein Quasar Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006        						      Division was not available
          2005        						      Division was not available
          2004        						      Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                    519       5.31         5.31         2,757      0.00        1.35     1.35      -32.72     -32.72

American Century VP International Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    441 $    12.22 $      12.22  $      5,269      1.64 %      1.35%    1.35 %     23.29 %    23.29 %
          2005                    494       9.91         9.91         4,889      1.29        1.35     1.35       11.68      11.68
          2004                    637       8.87         8.87         5,649      0.46        1.35     1.35       13.32      13.32
          2003                    506       7.82         7.82         3,953      0.75        1.35     1.35       22.78      22.78
          2002                    546       6.37         6.37         3,473      0.72        1.35     1.35      -21.48     -21.48



American Century VP Ultra Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    136 $    10.20 $      10.58  $      1,430      0.00 %      1.25%    1.65 %     -4.90 %    -4.52 %
          2005                    239      10.71        11.07         2,565      0.00        1.25     1.65        0.45       0.85
          2004                     18      10.65        10.67           192      0.00        1.35     1.59        6.50       6.61

American Funds Asset Allocation Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     42 $    12.65 $      12.77  $        534      3.36 %      1.40%    1.80 %     12.56 %    13.01 %
          2005                     12      11.23        11.29           129      5.88        1.40     1.80        8.38       8.65

American Funds Bond Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    318 $    10.65 $      10.75  $      3,629      3.22 %      1.40%    1.80 %      5.03 %     5.45 %
          2005                     60      10.14        10.19           618      0.14        1.40     1.80        1.48       1.73

American Funds Growth Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    460 $    13.61 $      13.73  $      6,472      0.99 %      1.40%    1.80 %      8.20 %     8.64 %
          2005                    195      12.57        12.63         2,467      1.75        1.40     1.80       15.15      15.43


American Funds Growth-Income Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     97 $    12.67 $      12.78  $      1,232      1.82 %      1.40%    1.80 %     13.10 %    13.55 %
          2005                     29      11.20        11.25           320      4.50        1.40     1.80        6.21       6.47



American Funds International Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    286 $    15.64 $      15.78  $      4,619      2.14 %      1.40%    1.80 %     16.80 %    17.27 %
          2005                    109      13.39        13.45         1,470      4.76        1.40     1.80       22.12      22.42

Cohen & Steers VIF Realty Fund, Inc.
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     71 $    15.73 $      15.85  $      1,134      2.39 %      1.15%    1.55 %     33.73 %    34.26 %
          2005                     36      11.76        11.80           438      4.29        1.15     1.55       10.06      10.33

Davis Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  2,086 $    12.14 $      15.29  $     22,563      0.88 %      1.25%    1.65 %     13.07 %    13.52 %
          2005                  1,709      10.73        13.50        19,873      0.62        1.25     1.65        7.60       8.03
          2004                  2,605       9.96        12.53        27,922      1.01        1.35     1.59       10.55      10.77
          2003                  1,545       9.01        11.33        14,854      0.81        1.35     1.59       27.71      27.95
          2002                  1,098       7.05         8.87         8,199      0.76        1.35     1.59      -17.58     -17.43

Delaware VIP Trend Series
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006        						      Division was not available
          2005        						      Division was not available
          2004        						      Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                     96       5.33         9.26           631      0.00        1.55     1.59      -21.20     -21.17



Dreyfus VIF Appreciation Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    163 $    12.50 $      12.62  $      2,120      2.90 %      1.15%    1.55 %     14.37 %    14.83 %
          2005                    128      10.93        10.98         1,400      0.00        1.15     1.55        1.59       1.84

Eaton Vance VT Floating-Rate Income Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                176 $    10.68 $      10.77  $      2,041      5.75 %      1.15%    1.55 %      3.84 %     4.26 %
          2005                 70      10.27        10.33           723      4.59        1.15     1.55        1.85       2.10


Federated Capital Appreciation Fund II
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     19 $    12.21 $      12.53  $        231      0.73 %      1.25%    1.65 %     14.26 %    14.72 %
          2005                     15      10.68        10.91           166      0.51        1.25     1.65        0.20       0.60
          2004                      4      10.64        10.66            48      0.00        1.35     1.59        6.44       6.55

Federated Kaufmann Fund II
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     89 $    13.77 $      14.23  $      1,197      0.37 %      1.25 %   1.65 %     12.94 %    13.40 %
          2005                     83      12.18        12.55         1,012      0.00        1.25     1.65        9.37       9.81
          2004                     43      11.12        11.14           477      0.00        1.35     1.59       11.20      11.32

MFS Emerging Growth Series
----------------------------------------
                                                                            Investment       Expense               Total
                                             Unit Value 	Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    692 $     5.33 $      15.24  $      7,691      0.00 %      1.35%    1.59 %      6.20 %     6.40 %
          2005                    871       5.02        14.32        10,965      0.00        1.35     1.59        7.47       7.68
          2004                  1,035       4.67        13.29        12,099      0.00        1.35     1.59       11.17      11.39
          2003                  1,242       4.20        11.93        13,007      0.00        1.35     1.59       28.18      28.42
          2002                  1,393       3.28         9.28        11,503      0.00        1.35     1.59      -34.81     -34.68



MFS Research Series
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006        						      Division was not available
          2005        						      Division was not available
          2004        						      Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                  1,131       9.67         9.67        10,946      0.28        1.35     1.35      -25.59     -25.59



MFS Investors Trust Series
----------------------------------------
                                                                         Investment       Expense               Total
                                             Unit Value	     Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006        						      Division was not available
          2005        						      Division was not available
          2004        						      Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                    164       6.20         8.14         1,071      0.53        1.55     1.59      -22.21     -22.18

OpCap Renaissance Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     37 $    11.70 $      11.82  $        436      0.25 %      1.25%    1.65 %      9.50 %     9.94 %
          2005                     44      10.68        10.74           473      0.00        1.25     1.65       -6.13      -5.76
          2004                     46      11.36        11.38           534      0.00        1.35     1.59       13.61      13.73

Oppenheimer Capital Appreciation Fund/VA
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                      6 $    11.83 $      11.94  $         72      0.19 %      1.15%    1.55 %      5.98 %     6.40 %
          2005                      4      11.16        11.22            44      0.00        1.15     1.55        5.11       5.37

Oppenheimer Main Street Fund/VA
----------------------------------------
                                                                            Investment       Expense               Total
                                             Unit Value         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                      2 $    12.74 $      12.86  $         27      0.00 %      1.15%    1.55 %     12.94 %    13.39 %



Oppenheimer Main Street Small Cap Fund/VA
----------------------------------------
                                                                             Investment      Expense               Total
        				     Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                      6 $    13.90 $      14.03  $         88      0.02 %      1.15%    1.55 %     12.84 %    13.29 %
          2005                     25      12.32 $      12.38           321      0.00        1.15     1.55       13.13      13.41

PIMCO CommodityRealReturn Strategy Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    117 $    10.85 $      10.94  $      1,358      5.16 %      1.25%    1.65 %     -4.73 %    -4.35 %
          2005                     47      11.38        11.44           549      5.77        1.25     1.65       13.48      13.76

PIMCO Real Return Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     43 $    10.18 $      10.27  $        461      4.31 %      1.25%    1.65 %     -0.98 %    -0.58 %
          2005                     25      10.27        10.32           268      3.86        1.25     1.65       -0.64      -0.39

PIMCO Total Return Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  2,649 $    10.39 $      13.50  $     29,500      4.41 %      1.25%    1.65 %      2.11 %     2.51 %
          2005                  3,282      10.17        13.21        38,856      3.36        1.25     1.65        0.73       1.13
          2004                  3,165      11.27        13.10        37,959      1.89        1.35     1.59        3.23       3.43
          2003                  2,924      10.89        12.69        34,163      2.80        1.35     1.59        3.39       3.58
          2002                  1,646      10.51        12.27        18,618      4.06        1.35     1.59        7.37       7.57

Pioneer Emerging Markets VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                      0 $    11.94 $      11.98  $        6        0.00 %      1.15%    1.55 %      8.08 %     8.37 %



Pioneer Fund VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    286 $    12.99 $      13.11  $      3,894      1.18 %      1.15%    1.55 %     14.51 %    14.97 %
          2005                     85      11.34        11.39           980      1.73        1.15     1.55        6.12       6.38

Pioneer High Yield VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                      2 $    10.96 $      11.06  $         26      5.25 %      1.20%    1.60 %      6.50 %     6.93 %
          2005                      5      10.29        10.34            47      6.14        1.20     1.60        5.07       5.33

Pioneer Small Cap Value VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                      0 $    13.75 $      13.88  $          5      0.00 %      1.20%    1.60 %     12.28 %    12.73 %
          2005                      0      12.24        12.30             4      0.00        1.20     1.60       14.88      15.16

Roszel/Allianz CCM Capital Appreciation Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    797 $    12.55 $      14.79  $     11,634      0.22 %      1.25%    1.65 %      4.67 %     5.09 %
          2005                    875      11.99        14.09        12,322      0.46        1.25     1.65        7.59       8.02
          2004                  1,022      12.99        13.05        13,329      0.00        1.35     1.59       11.01      11.22
          2003                  1,043      11.71        11.72        12,232      0.00        1.35     1.59       17.05      17.18

Roszel/Allianz NFJ Small Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    502 $    14.58 $      19.69  $      9,270      1.41 %      1.25%    1.65 %     19.78 %    20.25 %
          2005                    678      12.16        16.38        11,061      1.28        1.25     1.65        9.90      10.34
          2004                    715      14.76        14.85        10,579      0.00        1.35     1.59       20.89      21.12
          2003                    491      12.21        12.26         6,002      1.55        1.35     1.59       31.09      31.34
          2002                    661       9.32         9.33         6,153      2.37        1.35     1.59       -6.84      -6.78



Roszel/Delaware Trend Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    135 $    12.06 $      14.83  $      1,948      0.00 %      1.25%    1.65 %      5.81 %     6.24 %
          2005                    171      11.39        13.96         2,376      0.00        1.25     1.65        2.98       3.39
          2004                    373      13.46        13.51         5,043      0.00        1.35     1.59        9.78       9.99
          2003                    331      12.26        12.28         4,064      0.00        1.35     1.59       22.59      22.73

Roszel/JPMorgan Multi-Cap Market Neutral Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    126 $    10.14 $      10.16  $     1,373        0.00 %      1.25%    1.65 %      1.41 %     1.61 %

Roszel/JP Morgan Small Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    381 $    13.11 $      14.71  $      5,476      0.00 %      1.25%    1.65 %     13.72 %    14.18 %
          2005                    462      11.52        12.89         5,953      0.00        1.25     1.65        4.62       5.04
          2004                    497      12.20        12.29         6,102      0.00        1.35     1.59        7.29       7.49
          2003                    493      11.38        11.42         5,632      0.00        1.35     1.59       34.90      35.16
          2002                    412       8.43         8.44         3,483      0.00        1.35     1.59      -15.68     -15.62

Roszel/Lord Abbett Affiliated Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    336 $    12.94 $      15.55  $      4,915      0.81 %      1.25%    1.65 %     15.52 %    15.98 %
          2005                    248      11.20        13.41         3,331      0.67        1.25     1.65        1.45       1.85
          2004                    239      13.12        13.17         3,141      0.31        1.35     1.59        9.51       9.72
          2003                    362      11.98        12.00         4,344      0.00        1.35     1.59       19.82      19.95

Roszel/Lord Abbett Bond Debenture Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     62 $    11.27 $      13.93  $        858      5.69 %      1.25%    1.65 %      7.33 %     7.76 %
          2005                     72      10.49        12.96           938      5.43        1.25     1.65        0.51       0.91
          2004                    101      12.86        12.87         1,300      4.98        1.55     1.59        6.43       6.47
          2003                    108      12.08        12.09         1,308      5.82        1.55     1.59       15.17      15.22
          2002                     16      10.49        10.49           173      0.00        1.55     1.59        4.90       4.92



Roszel/Lord Abbett Mid Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    780 $    13.27 $      15.94  $     11,392      0.47 %      1.25%    1.65 %     10.24 %    10.68 %
          2005                    828      12.03        14.41        11,887      0.41        1.25     1.65        6.41       6.84
          2004                    883      13.41        13.49        11,906      0.56        1.35     1.59       21.92      22.16
          2003                  1,008      11.00        11.04        11,118      0.29        1.35     1.59       22.78      23.01
          2002                    953       8.96         8.97         8,547      0.00        1.35     1.59      -10.42     -10.35

Roszel/Marsico Large Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
	  2006                      4 $    10.14 $      10.18  $       42        0.00 %      1.25%    1.65 %      0.88 %     1.14 %

Roszel/Seligman Mid Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    279 $    12.53 $      14.79  $      4,124      0.00 %      1.25%    1.65 %      3.85 %     4.27 %
          2005                    303      12.06        14.19         4,306      0.00        1.25     1.65       10.07      10.51
          2004                    268      12.77        12.85         3,447      0.00        1.35     1.59        6.86       7.06
          2003                    151      11.95        11.99         1,807      0.00        1.35     1.59       31.23      31.48
          2002                     88       9.11         9.12           797      0.00        1.35     1.59       -8.93      -8.87


Seligman Smaller-Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     65 $    19.65 $      24.15  $      1,381      0.00 %      1.55%    1.59 %     19.34 %    19.39 %
          2005                     88      16.46        20.24         1,662      0.52        1.55     1.59       -5.49      -5.45
          2004                    118      17.40        21.41         2,377      0.00        1.55     1.59       18.06      18.10
          2003                    136      14.74        18.14         2,321      0.00        1.55     1.59       47.58      47.64
          2002                    205       9.98        12.29         2,425      0.00        1.55     1.59      -16.71     -16.67



Templeton Foreign Securities Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     42 $    14.68 $      14.81  $        638      1.28 %      1.15%    1.55 %     19.52 %    20.00 %
          2005                     15      12.28        12.34           189      0.00        1.15     1.55       11.40      11.67

Templeton Growth Securities Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                      7 $    14.25 $      14.38  $         99      0.45 %      1.15%    1.55 %     19.88 %    20.36 %
          2005                     49      11.88        11.94           573      0.00        1.15     1.55        8.88       9.15

Van Kampen Comstock Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    668 $    12.79 $      13.34  $      8,637      1.31 %      1.25%    1.65 %     14.33 %    14.78 %
          2005                    751      11.19        11.63         8,685      0.73        1.25     1.65        2.62       3.03
          2004                    251      11.27        11.29         2,829      0.00        1.35     1.59       12.75      12.87

Van Kampen Strategic Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value 	 Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     57 $     4.92 $      10.08  $        285      0.00 %      1.55%    1.59 %      1.24 %     1.28 %
          2005                     74       4.86         9.95           366      0.27        1.55     1.59        6.23       6.28
          2004                     88       4.58         9.36           412      0.00        1.55     1.59        5.34       5.38
          2003                    103       4.35         8.88           461      0.00        1.55     1.59       25.34      25.39
          2002                    137       3.47         7.09           480      0.24        1.55     1.59      -33.55     -33.53

Wanger U.S. Smaller Companies
----------------------------------------
                                                                             Investment       Expense               Total
                                             Unit Value	         Net Assets   Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    152 $    13.25 $      13.36  $      2,116      0.14 %      1.25%    1.65 %      6.06 %     6.48 %
          2005                     47      12.48        12.54           593      0.00        1.25     1.65       12.04      12.32


6.CHARGES AND FEES

  The following table is a listing of all expenses charged to the separate account.  Asset-based, rider and maintenance  charges are assessed through a reduction in unit value or redemption of units.

              					 Retirement Plus

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset Based Insurance Charges:
             Mortality and Expense            Daily - reduction of unit values        1/365 of 1.25% per day
	     Risk Charge

             Administration Charge            Daily - reduction of unit values        1/365 of 0.10% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $40 at the end  of  each contract  year and
                                                                                      upon a full  withdrawal only if the greater
                                                                                      of   contract  value  or    premiums   less
                                                                                      withdrawals is less than $50,000.

             Guaranteed Minimum Income        Quarterly - redemption of units         0.40% of the contract  value at  the end of
             Benefit  ("GMIB")                                                        each calendar  quarter  based  on the  GMIB
                                                                                      benefit base as of the last business day of
                                                                                      each month within  the calendar quarter and
                                                                                      a  pro  rata   amount  of  this  fee   upon
                                                                                      termination of the rider.

             Estate Enhancer Benefit (EEB)    Annually - redemption of units          0.25% of the average contract  value at the
                                                                                      end  of each of  the  prior  four  contract
                                                                                      quarters  and a  pro  rata  amount of  this
                                                                                      charge upon surrender,annuitization, death,
                                                                                      or termination of the rider.

             Contingent Deferred Sales Charge Per incident - redemption of units      7% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more

             Transfer Fee                     Per incident - redemption of units      $25 for each transfer after the twelfth
                                                                                      transfer in a contract year.

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manger.



               					Retirement Power

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  -------------------------------------------
  Asset Based Insurance Charges:
             Mortality and Expense                Daily - reduction of unit values        1/365 of 1.59% per day
             Risk Charge

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $40 at  the end of each  contract year and
                                                                                      upon a full withdrawal only if the greater
                                                                                      of   contract   value,   or  premiums less
                                                                                      withdrawals, is less than $25,000.

             Estate Enhancer Benefit (EEB)    Annually - redemption of units          0.25% of the average contract value at the
                                                                                      end  of each of the  prior  four  contract
                                                                                      quarters and a pro  rata  amount  of  this
                                                                                      charge upon surrender, annuitization,death,
                                                                                      or termination of the rider.

             Transfer Fee                     Per incident - redemption of units      $25  for  each  transfer after the twelfth
                                                                                      transfer in a contract year.

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manger.



             					Retirement Optimizer

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  -------------------------------------------

  Asset Based Insurance Charges:
             Mortality and Expense	      Daily - reduction of unit values 	      1/365 of 1.55% per day
	     Risk Charge

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $40 at  the  end of each contract year and
                                                                                      upon a full withdrawal only if the greater
                                                                                      of  contract   value, or   premiums   less
                                                                                      withdrawals, is less than $25,000.

             Estate Enhancer Benefit (EEB)    Annually - redemption of units          0.25% of the average contract value at the
                                                                                      end  of each of the  prior  four  contract
                                                                                      quarters  and  a  pro rata  amount of this
                                                                                      charge upon surrender,annuitization,death,
                                                                                      or termination of the rider.

             Contingent Deferred Sales Charge Per incident - redemption of units      6% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      0% of premium withdrawn for year 3 or more

             Transfer Fee                     Per incident - redemption of units      $25  for  each  transfer after the twelfth
                                                                                      transfer in a contract year.

             Redemption Fee                   Per incident - redemption of units      Imposed by respective Fund Manger.



			      		 Investor Choice Investor Series

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  -------------------------------------------
  Asset Based Insurance Charges
    Investor Choice IRA Series - B Class      Daily - reduction of unit values        1/365 of 1.25% per day; or 1.15%, 1.20%,or
                                                                                      1.40% depending on the sub account
    Investor Choice IRA Series - C Class      Daily - reduction of unit values        1/365 of 1.60% per day; or 1.50%, 1.55%,or
                                                                                      1.75% depending on the sub account
    Investor Choice IRA Series - L Class      Daily - reduction of unit values        1/365 of 1.45% per day; or 1.35%, 1.40%,or
                                                                                      1.60% depending on the sub account
    Investor Choice IRA Series - XC Class     Daily - reduction of unit values        1/365 of 1.65% per day; or 1.55%, 1.60%,or
                                                                                      1.80% depending on the sub account

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $50  at the end of each contract  year and
                                                                                      upon full withdrawal only if  the  greater
   										      of  contract    value, or   premium   less
										      withdrawals  is less  than $50,000. Charge
										      applies to all product classes.

             Guaranteed  Minimum Income       Quarterly - redemption of units         0.50% of  the contract value at the end of
             Benefit  ("GMIB")                                                        each  calendar  quarter based  on the GMIB
                                                                                      benefit base as of the last  business  day
                                                                                      of each month within  the calendar quarter.
                                                                                      A   pro  rata   amount  of  this  fee upon
										      termination  of  the rider. Charge applies
										      to all product classes.


             Guaranteed Minimum Withdrawal    Quarterly - redemption of units         0.75% of the contract value at  the end of
             Benefit  ("GMWB")                                                        each  calendar quarter based  on  the GMWB
                                                                                      benefit base as of the  last  business day
                                                                                      of each month within the calendar quarter.
                                                                                      A   pro   rata   amount  of this  fee upon
                                                                                      termination  of the rider. Charge  applies
                                                                                      to all product classes.

             Guaranteed  Minimum Death        Quarterly - redemption of units         0.15% of the GMDB base, calculated on each
             Benefit  ("GMDB") Options                                                monthaversary. Charges  are deducted  each
                - Return of Premium                                                   calendar quarter.Pro rata amounts are also
                                                                                      deducted  upon  termination of  the  rider.
                                                                                      Charge applies to all product classes.

                - Maximum Anniversary Value   Quarterly - redemption of units         0.25% of the GMDB base, calculated on each
                  (MAV)                                                               monthaversary.  Charges are deducted  each
                                                                                      calendar  quarter.  Pro  rata  amounts are
                                                                                      also  deducted  upon  termination  of  the
                                                                                      rider.  Charge  applies  to  all   product
										      classes.

              Contingent  Deferred Sales      Per incident - redemption of units                               Class
              Charge                          based on percentage of premium                          B      L      C      XC
                                              withdrawn.                              0 years         7%     6%     2%     8%
                                                                                      1 year          6%     5%     0%     8%
                                                                                      2 years         5%     4%     0%     7%
                                                                                      3 years         4%     3%     0%     7%
                                                                                      4 years         3%     0%     0%     6%
                                                                                      5 years         2%     0%     0%     6%
                                                                                      6 years         1%     0%     0%     5%
                                                                                      7 years         0%     0%     0%     4%
                                                                                      8 years         0%     0%     0%     3%
                                                                                      9 years         0%     0%     0%     0%

             Transfer fee                     Per incident - redemption of units      $25 for each transfer  after  the twelfth
                                                                                      transfer  in  a    contract  year. Charge
                                                                                      applies to all product classes.

             Redemption fee                   Per incident - redemption of units      Imposed by respective Fund Manager
                                                                                      Charge applies to all product classes.


7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2006 and 2005 were as follows:



                                         BlackRock          BlackRock          BlackRock          BlackRock          BlackRock
                                           Equity             Global         International        Short-Term       Mid Cap Value
                                          Dividend           SmallCap            Index               Bond          Opportunities
                                         Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                  0                  0                  0                  0
Activity during 2005:
     Issued                                          0                  9                  1                 51                  0
     Redeemed                                        0                  0                  0                  0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                     0                  9                  1                 51                  0
Activity during 2006:
     Issued                                          8                  4                  1                115                 10
     Redeemed                                        0                  0                  0               (150)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                     8                 13                  2                 16                 10
                                     ================== ================== ================== ================== ==================



                                         BlackRock          BlackRock          BlackRock                             BlackRock
                                         Small Cap           Balanced            Basic            BlackRock            Money
                                           Index           Capital V.I.        Value V.I.         Bond V.I.          Market V.I.
                                         Portfolio             Fund               Fund               Fund               Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                390              2,905              3,064              1,876
Activity during 2005:
     Issued                                          0                  0                 49                853              1,154
     Redeemed                                        0                (45)              (915)            (1,449)            (1,444)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                     0                345              2,039              2,468              1,586
Activity during 2006:
     Issued                                          1                  0                 10                122              1,087
     Redeemed                                        0                (54)              (462)              (979)            (1,108)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                     1                291              1,587              1,611              1,565
                                     ================== ================== ================== ================== ==================



                                         BlackRock          BlackRock          BlackRock          BlackRock          BlackRock
                                        Fundamental           Global             Global           Government           High
                                        Growth V.I.      Allocation V.I.      Growth V.I.        Income V.I.        Income V.I.
                                            Fund               Fund               Fund               Fund               Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                   1,890              1,963                634              1,760                936
Activity during 2005:
     Issued                                        156                262                 15                149                 15
     Redeemed                                     (484)              (260)              (359)              (374)              (238)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,562              1,965                290              1,535                713
Activity during 2006:
     Issued                                         64                151                 37              1,116                  5
     Redeemed                                     (704)              (301)               (84)              (392)              (139)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   922              1,815                243              2,259                579
                                     ================== ================== ================== ================== ==================


                                         BlackRock          BlackRock          BlackRock          BlackRock          BlackRock
                                         S&P Index        International        Large Cap          Large Cap          Large Cap
                                          500 V.I.          Value V.I.         Core V.I.         Growth V.I.         Value V.I.
                                            Fund               Fund               Fund               Fund               Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                   2,137              1,820              1,550              1,085                531
Activity during 2005:
     Issued                                      1,335                162                 60                210                168
     Redeemed                                   (1,714)              (486)              (255)              (214)               (75)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,758              1,496              1,355              1,081                624
Activity during 2006:
     Issued                                        328                 95                 96                274                210
     Redeemed                                     (569)              (278)              (224)              (224)              (252)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 1,517              1,313              1,227              1,131                582
                                     ================== ================== ================== ================== ==================


                                         BlackRock          BlackRock           AIM V.I.           AIM V.I.           AIM V.I.
                                        Utilities &           Value              Basic             Capital         International
                                     Telecommunications Opportunities V.I.       Value           Appreciation          Growth
                                         V.I. Fund             Fund               Fund               Fund               Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                     131              1,073                  0                782                 89
Activity during 2005:
     Issued                                          0                 21                 21                 15                206
     Redeemed                                      (21)              (280)               (21)              (131)               (13)
                                     ------------------ ------------------ ------------------ ------------------ ------------------


Outstanding at December 31, 2005                   110                814                  0                666                282
Activity during 2006:
     Issued                                          0                 15                  0                  2                 49
     Redeemed                                      (13)              (155)                 0               (117)              (217)
                                     ------------------ ------------------ ------------------ ------------------ ------------------


Outstanding at December 31, 2006                    97                674                  0                551                114
                                     ================== ================== ================== ================== ==================


                                          AIM V.I.           AIM V.I.           AIM V.I.      AllianceBernstein  AllianceBernstein
                                        Mid Cap Core          Core              Premier           VPS Global       VPS Growth and
                                           Equity            Equity             Equity            Technology           Income
                                            Fund               Fund               Fund            Portfolio          Portfolio
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                  0              1,123                157                306
Activity during 2005:
     Issued                                          0                  0                  4                 94                509
     Redeemed                                        0                  0               (286)               (43)              (162)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                     0                  0                841                208                653
Activity during 2006:
     Issued                                         13              1,269                259                 39                117
     Redeemed                                       (2)              (347)            (1,100)               (80)              (627)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                    11                922                  0                167                143
                                     ================== ================== ================== ================== ==================


                                     AllianceBernstein  AllianceBernstein                          American           American
                                       VPS Large Cap    VPS Small/Mid Cap  AllianceBernstein      Century VP         Century VP
                                           Growth             Value            VPS Value         International          Ultra
                                         Portfolio          Portfolio          Portfolio             Fund               Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                   1,708                  0                  0                637                 18
Activity during 2005:
     Issued                                        375                 87                  0                 24                479
     Redeemed                                     (429)                 0                  0               (167)              (258)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                 1,654                 87                  0                494                239
Activity during 2006:
     Issued                                         62                139                 16                 39                 44
     Redeemed                                     (365)               (58)                (3)               (92)              (147)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                 1,351                168                 13                441                136
                                     ================== ================== ================== ================== ==================


                                       American Funds
                                           Asset          American Funds     American Funds     American Funds     American Funds
                                         Allocation            Bond              Growth         Growth-Income      International
                                            Fund               Fund               Fund               Fund               Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                  0                  0                  0                  0
Activity during 2005:
     Issued                                         12                 73                197                 29                111
     Redeemed                                        0                (13)                (2)                 0                 (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    12                 60                195                 29                109
Activity during 2006:
     Issued                                         31                261                317                 79                201
     Redeemed                                       (1)                (3)               (52)               (11)               (24)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                    42                318                460                 97                286
                                     ================== ================== ================== ================== ==================



                                                                                                 Eaton Vance         Federated
                                       Cohen & Steers         Davis           Dreyfus VIF        VT Floating-         Capital
                                         VIF Realty           Value           Appreciation       Rate Income        Appreciation
                                         Fund, Inc.         Portfolio          Portfolio             Fund             Fund II
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0              2,605                  0                  0                  4
Activity during 2005:
     Issued                                         36                620                128                 71                 13
     Redeemed                                        0             (1,516)                 0                 (1)                (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    36              1,709                128                 70                 15
Activity during 2006:
     Issued                                         44              1,067                207                150                 14
     Redeemed                                       (9)              (690)              (172)               (44)               (10)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                    71              2,086                163                176                 19
                                     ================== ================== ================== ================== ==================


                                                               MFS                              Oppenheimer         Oppenheimer
                                         Federated           Emerging            OpCap             Capital             Main
                                          Kaufmann            Growth          Renaissance        Appreciation          Street
                                          Fund II             Series           Portfolio           Fund/VA            Fund/VA
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                      43              1,035                 46                  0                  0
Activity during 2005:
     Issued                                        196                119                  7                  4                  0
     Redeemed                                     (156)              (283)                (9)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    83                871                 44                  4                  0
Activity during 2006:

     Issued                                         39                102                  1                  2                  2
     Redeemed                                      (33)              (281)                (8)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                    89                692                 37                  6                  2
                                     ================== ================== ================== ================== ==================


                                                              PIMCO
                                        Oppenheimer         Commodity            PIMCO              PIMCO             Pioneer
                                        Main Street        RealReturn            Real              Total            Emerging
                                         Small Cap           Strategy            Return             Return          Markets VCT
                                          Fund/VA           Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                  0                  0              3,165                  0
Activity during 2005:
     Issued                                         25                 69                 25              1,267                  0
     Redeemed                                        0                (22)                 0             (1,150)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    25                 47                 25              3,282                  0
Activity during 2006:
     Issued                                         57                 81                 21                835                  0
     Redeemed                                      (76)               (11)                (3)            (1,468)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                     6                117                 43              2,649                  0
                                     ================== ================== ================== ================== ==================


                                          Pioneer            Pioneer            Pioneer        Roszel / Allianz   Roszel / Allianz
                                            Fund            High Yield         Small Cap         CCM Capital       NFJ Small Cap
                                            VCT                VCT             Value VCT         Appreciation          Value
                                         Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                  0                  0              1,022                715
Activity during 2005:
     Issued                                         89                  5                  0                157                188
     Redeemed                                       (4)                 0                  0               (304)              (225)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    85                  5                  0                875                678
Activity during 2006:
     Issued                                        258                  4                  0                113                 82
     Redeemed                                      (57)                (7)                 0               (191)              (258)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   286                  2                  0                797                502
                                     ================== ================== ================== ================== ==================

                                                         Roszel / JP Morgan Roszel / JP Morgan     Roszel /           Roszel /
                                     Roszel / Delaware      Multi-Cap          Small Cap         Lord Abbett        Lord Abbett
                                           Trend          Market Neutral         Growth           Affiliated       Bond Debenture
                                         Portfolio         Portfolio y         Portfolio          Portfolio          Portfolio
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                     373                  0                497                239                101
Activity during 2005:
     Issued                                          8                  0                 72                 46                 11
     Redeemed                                     (210)                 0               (107)               (37)               (40)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   171                  0                462                248                 72
Activity during 2006:
     Issued                                          8                129                 21                133                  8
     Redeemed                                      (44)                (3)              (102)               (45)               (18)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   135                126                381                336                 62
                                     ================== ================== ================== ================== ==================


                                         Roszel /        Roszel / Marsico  Roszel / Seligman       Seligman          Templeton
                                        Lord Abbett         Large Cap           Mid Cap          Smaller-Cap          Foreign
                                       Mid Cap Value          Growth             Growth             Value            Securities
                                         Portfolio          Portfolio          Portfolio          Portfolio             Fund
(In thousands)                       ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                     883                  0                268                118                  0
Activity during 2005:
     Issued                                        242                  0                 98                 40                 15
     Redeemed                                     (297)                 0                (63)               (70)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                   828                  0                303                 88                 15
Activity during 2006:
     Issued                                        158                  4                 41                  6                 29
     Redeemed                                     (206)                 0                (65)               (29)                (2)
                                      ----------------- ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                   780                  4                279                 65                 42
                                     ================== ================== ================== ================== ==================


                                         Templeton                             Van Kampen
                                           Growth           Van Kampen         Strategic         Wanger U.S.
                                         Securities          Comstock            Growth            Smaller
                                            Fund            Portfolio          Portfolio          Companies
(In thousands)                       ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2005                       0                251                 88                  0
Activity during 2005:
     Issued                                         49                770                  4                 47
     Redeemed                                        0               (270)               (18)                 0
                                     ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2005                    49                751                 74                 47
Activity during 2006:
     Issued                                         16                676                  4                111
     Redeemed                                      (58)              (759)               (21)                (6)
                                     ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2006                     7                668                 57                152
                                     ================== ================== ================== ==================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
ML Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in
Note 1 which comprise the ML of New York Variable Annuity Separate Account B (the "Account"), as of December 31, 2006, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the ML of New York Variable Annuity Separate Account B as of December 31, 2006, the results of each of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


March 30, 2007

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2006

										          Division Investing In
 										         ======================
                                                                                            BlackRock
                                                                                           Money Market
                                                                                           V.I. Fund a
                                                                                     ======================


Assets
      BlackRock Money Market V.I. Fund, 379,985 shares
         (Cost $379,985)                                                             $             379,985
                                                                                     ----------------------

Total Assets                                                                         $             379,985
                                                                                     ======================


Net Assets
   Accumulation Units                                                                $             379,985
                                                                                     ======================

   Units Outstanding (Note 7)                                                                       24,509
                                                                                     ======================

   Unit Value                                                                        $               15.50
                                                                                     ======================

a   Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                                                      Division Investing In
                                                                                     ======================
                                                                                            BlackRock
                                                                                           Money Market
                                                                                           V.I. Fund a
                                                                                     ======================

Investment Income:
 Ordinary Dividends (Note 2)                                                         $              21,094

Investment Expenses:
 Mortality and Expense Charges (Note 6)                                                             (3,165)
                                                                                     ----------------------
  Net Investment Income                                                                             17,929
                                                                                     ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                          17,929
                                                                                     ----------------------
Contract Transactions:
 Contract Owner Withdrawals                                                                     (3,366,968)
 Transfers In (Note 3)                                                                           2,839,248
 Contract Charges (Note 6)                                                                            (187)
                                                                                     ----------------------
  Net Decrease in Net Assets
   Resulting from Contract Transactions                                                           (527,907)
                                                                                     ----------------------
Total Decrease in Net Assets                                                                      (509,978)
Net Assets, Beginning of Period                                                                    889,963
                                                                                     ----------------------
Net Assets, End of Period                                                            $             379,985
                                                                                     ======================

a   Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                      Division Investing In
                                                                                     ========================
                                                                                            BlackRock
                                                                                           Money Market
                                                                                           V.I. Fund a
                                                                                     ========================

Investment Income:
 Ordinary Dividends (Note 2)                                                         $              16,322

Investment Expenses:
 Mortality and Expense Charges (Note 6)                                                             (3,813)
                                                                                     ----------------------
  Net Investment Income                                                                             12,509
                                                                                     ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                          12,509
                                                                                     ----------------------
Contract Transactions:
 Contract Owner Withdrawals                                                                     (3,076,365)
 Transfers In (Note 3)                                                                           3,525,055
 Contract Charges (Note 6)                                                                            (206)
                                                                                     ----------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                                            448,484
                                                                                     ----------------------
Total Increase in Net Assets                                                                       460,993
Net Assets, Beginning of Period                                                                    428,970
                                                                                     ----------------------
Net Assets, End of Period                                                            $             889,963
                                                                                     ======================

a   Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account B ("Separate Account B"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of one investment division. The investment division invests in the shares of the BlackRock Money Market V.I. Fund.

   The assets of Separate Account B are registered in the name of ML of New York. Separate Account B's assets are not chargeable with liabilities arising out of any other business
   ML of New York may conduct.

   Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, effective September 30, 2006, all previous investment divisions under the investment advisors FAM Series Funds, Inc. and FAM Variable Series Funds, Inc. merged into investment advisors BlackRock Series Funds, Inc. and BlackRock Variable Series Funds, Inc., respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Financial Statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.The preparation of Financial Statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates

   The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
    - Investments of the investment division are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.
    - Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.
    - All premiums and contract owner withdrawals are applied as described in the prospectus.
    - Accumulation units are units of measure used to determine the value of an interest in the Division during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for the Division as of the close of trading on each day the New York Stock Exchange is open.

   The  change in net assets accumulated in Separate  Account  B provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits
   (without regard to the guaranteed minimum death benefits) and other Contract benefits.

   The  operations  of Separate Account B are  included  in  the
   Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. TRANSFERS IN

   Transfers in include transfers from the investment divisions of ML of New York Variable Annuity Separate Account A.

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                                          Purchases              Sales
                                                                    -------------------- --------------------
BlackRock Money Market V.I. Fund                                    $           276,892  $           786,870
                                                                    -------------------- --------------------
                                                                    $           276,892  $           786,870
                                                                    ==================== ====================


5. UNIT VALUES

The  following  is  a  summary of units outstanding, unit values and net  assets  for  variable annuity  insurance  contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
--------------------------------
The investment  income  ratio represents  the  dividends, excluding  distributions of capital gains, received by  the  investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.
These ratios exclude those expenses  such as mortality and expense  charges, that  result in direct reduction in the unit values.
The recognition of  investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investments divisions invest.
Expense ratio:
------------------
The  expense  ratio represents the  annualized contract expenses of the  separate account, consisting primarily of mortality  and expense charges, for  each period indicated. These ratios include only  those  expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund  are excluded.
Total return:
------------------
Total return includes changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment  divisions with a date  notation indicate the  effective date of that investment division  in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

BlackRock Money Market V.I. Fund
-----------------------------------
                                                                 Investment         Expense             Total
                      Units         Unit Value     Net Assets   Income Ratio         Ratio              Return
   December 31,   ------------------------------------------------------------ ------------------- ---------------
       2006              24,509   $      15.50   $    379,985            4.33%               0.65%           3.81%
       2005              59,619          14.93        889,963            2.78                0.65            1.98
       2004              29,321          14.63        428,970            0.86                0.65           -0.48
       2003              41,996          14.59        612,783            0.62                0.65           -0.21

Reserve Assets V.I. Fund
-----------------------------------
                                                                 Investment         Expense             Total
                      Units         Unit Value     Net Assets   Income Ratio         Ratio              Return
   December 31,   ------------------------------------------------------------ ------------------- ---------------
       2006                                              Division was not available
       2005                                              Division was not available
       2004                                              Division was not available
       2003                   0   $       0.00   $          0            0.00%               0.00%           0.00%
       2002              39,940          14.62        583,720            1.25                0.65            0.52



6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.


  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Asset-Based Insurance Charges:
             Mortality and Expense Charge     Daily - reduction of unit values        1/365 of 0.65% per day

  Contract Charges:
             Contract Maintenance Charge      Annually - redemption of units          $40 at the end  of  each contract year if the
                                                                                      contract  value is less than $50,000 and upon
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary.

             Estate Enhancer Charge provides  Annually - redemption of units          0.25% of  the average  contract  value at the
             coverage  in  addition  to that                                          end  of  each  of  the  prior  four  contract
             provided by the death benefit                                            quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider.


7. UNITS ISSUED AND REDEEMED

Units issued and redeemed by Separate Account B during 2006 and 2005 were as follows:

                                                           BlackRock
                                                         Money Market
                                                           V.I. Fund
                                                       =================

Outstanding at January 1, 2005                                   29,321
Activity during 2005:
     Issued                                                      39,193
     Redeemed                                                    (8,895)
                                                       -----------------

Outstanding at December 31, 2005                                 59,619
Activity during 2006:
     Issued                                                      16,921
     Redeemed                                                   (52,032)
                                                       -----------------

Outstanding at December 31, 2006                                 24,509
                                                       =================


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
ML Life Insurance Company of New York

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company") as of December 31, 2006 and 2005, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of ML Life Insurance Company of New York as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts."

/s/ Deloitte & Touche LLP
New York, New York
March 2, 2007

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                                 BALANCE SHEETS

                                                                     DECEMBER 31,   DECEMBER 31,
(dollars in thousands)                                                   2006           2005
                                                                     ------------   ------------
ASSETS
INVESTMENTS
   Fixed maturity available-for-sale securities, at estimated fair
      value (amortized cost: 2006 - $133,127; 2005 - $165,404)        $  132,440     $  164,279
   Equity available-for-sale securities, at estimated fair value
      (cost: 2006 - $1,382; 2005 - $702)                                   1,386            706
   Policy loans on insurance contracts, at outstanding loan
      balances                                                            72,779         74,393
                                                                      ----------     ----------
                                                                         206,605        239,378
                                                                      ----------     ----------
CASH AND CASH EQUIVALENTS                                                 35,952         14,650
ACCRUED INVESTMENT INCOME                                                  3,622          3,934
DEFERRED POLICY ACQUISITION COSTS                                         22,485         23,038
DEFERRED SALES INDUCEMENTS                                                 1,840            601
OTHER ASSETS                                                               8,027          3,772
SEPARATE ACCOUNTS ASSETS                                                 970,012        946,261
                                                                      ----------     ----------
TOTAL ASSETS                                                          $1,248,543     $1,231,634
                                                                      ==========     ==========

See Notes to Financial Statements.                                   (Continued)

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                                 BALANCE SHEETS

                                                                   DECEMBER 31,   DECEMBER 31,
(dollars in thousands, except common stock par value and shares)       2006           2005
                                                                   ------------   ------------
LIABILITIES
POLICYHOLDER LIABILITIES AND ACCRUALS
   Policyholder account balances                                    $  152,840     $  168,880
   Future policy benefits                                               22,326         22,546
   Claims and claims settlement expenses                                 8,501          3,329
                                                                    ----------     ----------
                                                                       183,667        194,755
                                                                    ----------     ----------
OTHER POLICYHOLDER FUNDS                                                   679            264
FEDERAL INCOME TAXES -- DEFERRED                                         2,089          2,091
FEDERAL INCOME TAXES -- CURRENT                                          1,064            642
AFFILIATED PAYABLES -- NET                                               1,417          2,869
OTHER LIABILITIES                                                        1,849            863
SEPARATE ACCOUNTS LIABILITIES                                          970,012        946,261
                                                                    ----------     ----------
TOTAL LIABILITIES                                                    1,160,777      1,147,745
                                                                    ----------     ----------
STOCKHOLDER'S EQUITY
   Common stock ($10 par value; 220,000 shares authorized, issued
      and outstanding)                                                   2,200          2,200
   Additional paid-in capital                                           52,310         52,310
   Accumulated other comprehensive loss, net of taxes                     (753)        (1,177)
   Retained earnings                                                    34,009         30,556
                                                                    ----------     ----------
TOTAL STOCKHOLDER'S EQUITY                                              87,766         83,889
                                                                    ----------     ----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                          $1,248,543     $1,231,634
                                                                    ==========     ==========

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                             STATEMENTS OF EARNINGS

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                        --------------------------------
(dollars in thousands)                                      2006      2005      2004
                                                          -------   -------   -------
NET REVENUES
   Policy charge revenue                                  $19,577   $18,431   $18,426
   Net investment income                                   11,523    11,275    11,222
   Net realized investment gains (loss)                       (71)    1,799       127
                                                          -------   -------   -------
TOTAL NET REVENUES                                         31,029    31,505    29,775
                                                          -------   -------   -------
BENEFITS AND EXPENSES
   Interest credited to policyholder liabilities            7,823     8,216     9,096
   Policy benefits (net of reinsurance recoveries:
      2006 - $1,219; 2005 - $98; 2004 - $1,066)             2,608     2,501     3,014
   Reinsurance premium ceded                                1,915     1,845     1,722
   Amortization of deferred policy acquisition costs        3,269     7,005       821
   Insurance expenses and taxes                             4,424     4,699     3,999
                                                          -------   -------   -------
TOTAL BENEFITS AND EXPENSES                                20,039    24,266    18,652
                                                          -------   -------   -------
EARNINGS BEFORE FEDERAL INCOME TAXES                       10,990     7,239    11,123
                                                          -------   -------   -------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                  3,656     2,585     2,597
   Deferred                                                  (230)     (814)      662
                                                          -------   -------   -------
TOTAL FEDERAL INCOME TAX EXPENSE                            3,426     1,771     3,259
                                                          -------   -------   -------
EARNINGS BEFORE CHANGE IN ACCOUNTING PRINCIPLE              7,564     5,468     7,864
                                                          -------   -------   -------
   Change in Accounting Principle, Net of Tax                  --        --    (2,032)
                                                          -------   -------   -------
NET EARNINGS                                              $ 7,564   $ 5,468   $ 5,832
                                                          =======   =======   =======

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF COMPREHENSIVE INCOME

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                        --------------------------------
(dollars in thousands)                                      2006      2005      2004
                                                           ------   -------   -------
NET EARNINGS                                               $7,564   $ 5,468   $ 5,832
                                                           ------   -------   -------
OTHER COMPREHENSIVE INCOME (LOSS)
   Net unrealized gains (losses) on
      available-for-sale securities:
      Net unrealized holding gains (losses)
         arising during the period                            509    (1,474)   (2,133)
      Reclassification adjustment for gains
         included in net earnings                             (71)   (1,799)     (127)
                                                           ------   -------   -------
                                                              438    (3,273)   (2,260)
                                                           ------   -------   -------
   Adjustments for policyholder liabilities                   214       512     1,132
   Adjustments for deferred federal income taxes             (228)      966       395
                                                           ------   -------   -------
Total other comprehensive income (loss), net of taxes         424    (1,795)     (733)
                                                           ------   -------   -------
COMPREHENSIVE INCOME                                       $7,988   $ 3,673   $ 5,099
                                                           ======   =======   =======

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                               ACCUMULATED
                                                                 ADDITIONAL       OTHER                      TOTAL
                                                        COMMON     PAID-IN    COMPREHENSIVE   RETAINED   STOCKHOLDER'S
(dollars in thousands)                                   STOCK     CAPITAL    INCOME (LOSS)   EARNINGS       EQUITY
                                                        ------   ----------   -------------   --------   -------------
BALANCE, JANUARY 1, 2004                                $2,200     $52,310       $ 1,351      $21,756       $77,617
Net earnings                                                                                    5,832         5,832
Cash dividend paid to parent                                                                   (2,500)       (2,500)
Other comprehensive loss, net of taxes                                              (733)                      (733)
                                                        ------     -------       -------      -------       -------
BALANCE, DECEMBER 31, 2004                               2,200      52,310           618       25,088        80,216
Net earnings                                                                                    5,468         5,468
Other comprehensive loss, net of taxes                                            (1,795)                    (1,795)
                                                        ------     -------       -------      -------       -------
BALANCE, DECEMBER 31, 2005                               2,200      52,310        (1,177)      30,556        83,889
Net earnings                                                                                    7,564         7,564
Cash dividend paid to parent                                                                   (4,111)       (4,111)
Other comprehensive income, net of taxes                                             424                        424
                                                        ------     -------       -------      -------       -------
BALANCE, DECEMBER 31, 2006                              $2,200     $52,310       $  (753)     $34,009       $87,766
                                                        ======     =======       =======      =======       =======

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                            STATEMENTS OF CASH FLOWS

                                                                            FOR THE YEARS
                                                                          ENDED DECEMBER 31,
                                                                    ------------------------------
(dollars in thousands)                                                2006       2005       2004
                                                                    --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings                                                        $  7,564   $  5,468   $  5,832
Noncash items included in earnings:
   Change in accounting principle, net of tax                             --         --      2,032
   Amortization of deferred policy acquisition costs                   3,269      7,005        821
   Capitalization of policy acquisition costs                         (2,716)    (1,911)    (3,924)
   Amortization of deferred sales inducements                             63        (28)        --
   Capitalization of sales inducements                                (1,302)      (573)        --
   Amortization of investments                                           603        821        622
   Interest credited to policyholder liabilities                       7,823      8,216      9,096
   Change in guaranteed benefit liabilities                               56        285       (188)
   Deferred federal income tax expense (benefit)                        (230)      (814)       662
(Increase) decrease in operating assets:
   Accrued investment income                                             312        (15)       413
   Other                                                              (4,255)     2,206     (2,330)
Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                               5,172     (1,936)     1,338
   Other policyholder funds                                              415       (835)    (1,015)
   Federal income taxes -- current                                       422        (92)      (231)
   Affiliated payables -- net                                         (1,452)       512       (480)
   Other                                                                 986        863        (28)
Other operating activities:
   Net realized investment (gains) losses                                 71     (1,799)      (127)
                                                                    --------   --------   --------
Net cash and cash equivalents provided by operating activities        16,801     17,373     12,493
                                                                    --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from (payments for):
   Sales of available-for-sale securities                             22,173     36,283     26,368
   Maturities of available-for-sale securities                        41,403     13,182     26,870
   Purchases of available-for-sale securities                        (32,653)   (36,992)   (53,564)
   Policy loans on insurance contracts -- net                          1,614      2,357      4,242
                                                                    --------   --------   --------
   Net cash and cash equivalents provided by investing activities     32,537     14,830      3,916
                                                                    --------   --------   --------

See Notes to Financial Statements.                                   (Continued)

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                            STATEMENTS OF CASH FLOWS

                                                                             FOR THE YEARS
                                                                          ENDED DECEMBER 31,
                                                                    ------------------------------
(dollars in thousands)                                                2006       2005       2004
                                                                    --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (payments for):
   Cash dividend paid to parent                                     $ (4,111)  $     --   $ (2,500)
   Policyholder deposits (excludes internal policy
      replacement deposits)                                           52,072     35,439     71,983
   Policyholder withdrawals (including transfers from
      separate accounts)                                             (75,997)   (59,641)   (91,581)
                                                                    --------   --------   --------
Net cash and cash equivalents used in financing activities           (28,036)   (24,202)   (22,098)
                                                                    --------   --------   --------
Net increase (decrease) in cash and cash equivalents                  21,302      8,001     (5,689)
Cash and cash equivalents, beginning of year                          14,650      6,649     12,338
                                                                    --------   --------   --------
Cash and cash equivalents, end of year                              $ 35,952   $ 14,650   $  6,649
                                                                    ========   ========   ========
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid to affiliates for:
   Federal income taxes                                             $  3,234   $  2,677   $  2,828
   Interest                                                              179         67         25

See Notes to Financial Statements.

                      ML LIFE INSURANCE COMPANY OF NEW YORK
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                          NOTES TO FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS

ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of New York.

The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is licensed to sell insurance and annuities in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the Financial Statements. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

REVENUE RECOGNITION

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

INVESTMENTS

The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive loss, net of taxes. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary.

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor's (or similar rating agency) rating lower than BBB-.

Policy loans on insurance contracts are stated at unpaid principal balances.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS ("DAC")

Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a rollforward of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                      2006      2005      2004
                    -------   -------   -------
Beginning balance   $ 6,949   $ 8,167   $ 8,830
Interest accrued        521       613       662
Amortization         (1,477)   (1,831)   (1,325)
                    -------   -------   -------
Ending balance      $ 5,993   $ 6,949   $ 8,167
                    =======   =======   =======

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2007   2008   2009   2010   2011
----   ----   ----   ----   ----
$768   $726   $705   $690   $673

DEFERRED SALES INDUCEMENTS

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner's deposit. This amount may be subject to recapture under certain circumstances. The expense associated with offering this bonus is deferred and amortized over the anticipated life of the related contracts consistent with the amortization of DAC. The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings.

SEPARATE ACCOUNTS

The Company's Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.

POLICYHOLDER ACCOUNT BALANCES

The Company's liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company's fixed rate products are as follows:

Interest-sensitive life products                 4.00%
Interest-sensitive deferred annuities   3.00% -- 6.80%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

FUTURE POLICY BENEFITS

The Company's liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities range from 3.00% to 8.80%. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

FEDERAL INCOME TAXES

The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

ACCOUNTING PRONOUNCEMENTS

In February 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. SFAS No. 159 permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007 provided that the entity makes that choice in the first 120 days of that fiscal year, has not yet issued financial statements for any interim period of the fiscal year of adoption, and also elects to apply the provisions of Statement No. 157, Fair Value Measurements ("SFAS No. 157"). The Company intends to early adopt SFAS No. 159 as of the first quarter of fiscal 2007. The adoption is not expected to have a material impact on the Company's Financial Statements.

On January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Since the Company's practice of accounting for deferred acquisition costs, in connection with modifications or exchanges, substantially meets the provisions prescribed within SOP 05-1, the adoption of SOP 05-1 did not have a material impact on the Company's Financial Statements.

As of December 31, 2006, the Company adopted Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. The interpretations in the SAB express the Staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of the SAB did not have an impact on the Company's Financial Statements.

In September 2006, the FASB issued SFAS No. 157 Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for Financial Statements issued for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company intends to early adopt SFAS No. 157 as of the first quarter of fiscal 2007. The adoption is not expected to have a material impact on the Company's Financial Statements.

In June 2006, the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's Financial Statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company will adopt FIN 48 in the first quarter of 2007. The adoption of FIN 48 is not expected to have a material impact on the Company's Financial Statements.

On January 1, 2004, the Company adopted the provisions of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 required the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that was different from the methodology that the Company previously employed. As a result, the Company recorded a $41,304 increase in policyholder liabilities and a $850 decrease in deferred policy acquisition costs resulting in a charge to earnings of $27,400, net of a federal income tax benefit of $14,754, which was reported as a cumulative effect of a change in accounting principle during 2004.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments at December 31 were:


                                                2006         2005
                                             ----------   ----------
Assets:
   Fixed maturity securities (1)             $  132,440   $  164,279
   Equity securities (1)                          1,386          706
   Policy loans on insurance contracts (2)       72,779       74,393
   Cash and cash equivalents (3)                 35,952       14,650
   Separate accounts assets (4)                 970,012      946,261
                                             ----------   ----------
Total assets:                                $1,212,569   $1,200,289
                                             ==========   ==========
Liabilities :
   Policyholder account balances (5)         $  152,840   $  168,880
                                             ==========   ==========

----------
(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets.

(2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(3) The estimated fair value of cash and cash equivalents approximates the carrying value.

(4) Assets held in the Separate Accounts are carried at the net asset value provided by the fund managers.

(5) The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity and equity securities at December 31 were:

                                                           2006
                                     -----------------------------------------------
                                       Cost/        Gross        Gross     Estimated
                                     Amortized   Unrealized   Unrealized     Fair
                                        Cost        Gains       Losses       Value
                                     ---------   ----------   ----------   ---------
Fixed maturity securities:
   Corporate debt securities          $116,328     $  630       $1,622      $115,336
   Mortgage-backed securities            7,083         25           38         7,070
   U.S. Government and agencies          6,217        105            4         6,318
   Foreign governments                   3,499        254           37         3,716
                                      --------     ------       ------      --------
Total fixed maturity securities       $133,127     $1,014       $1,701      $132,440
                                      ========     ======       ======      ========
Equity securities:
   Non-redeemable preferred stocks    $  1,382     $    8       $    4      $  1,386
                                      ========     ======       ======      ========

                                                           2005
                                     -----------------------------------------------
                                       Cost/        Gross        Gross     Estimated
                                     Amortized   Unrealized   Unrealized     Fair
                                        Cost        Gains       Losses       Value
                                     ---------   ----------   ----------   ---------
Fixed maturity securities:
   Corporate debt securities          $151,263     $1,052       $2,650     $149,665
   U.S. Government and agencies          7,043        221           --        7,264
   Foreign governments                   4,499        324           59        4,764
   Mortgage-backed securities            2,599         34           47        2,586
                                      --------     ------       ------     --------
Total fixed maturity securities       $165,404     $1,631       $2,756     $164,279
                                      ========     ======       ======     ========
Equity securities:
   Non-redeemable preferred stocks    $    702     $    4       $   --     $    706
                                      ========     ======       ======     ========

Estimated fair value and gross unrealized losses by length of time that certain fixed maturity securities have been in a continuous unrealized loss position at December 31 were:

                                                                          2006
                                        ------------------------------------------------------------------------
                                          Less than 12 months      More than 12 Months             Total
                                        ----------------------   ----------------------   ----------------------
                                        Estimated                Estimated                Estimated
                                           Fair     Unrealized     Fair      Unrealized      Fair     Unrealized
                                          Value       Losses       Value       Losses       Value       Losses
                                        ---------   ----------   ---------   ----------   ---------   ----------
Fixed maturity securities:
   Corporate debt securities             $11,126        $52       $73,477      $1,570      $84,603      $1,622
   Mortgage-backed securities                156         --         2,115          38        2,271          38
   Foreign governments                        --         --         1,462          37        1,462          37
   U.S. Government and agencies            1,194          4            --          --        1,194           4
Equity securities:
   Non-redeemable preferred stocks           965          4            --          --          965           4
                                         -------        ---       -------      ------      -------      ------
Total temporarily impaired securities    $13,441        $60       $77,054      $1,645      $90,495      $1,705
                                         =======        ===       =======      ======      =======      ======

                                                                          2005
                                        ------------------------------------------------------------------------
                                          Less than 12 months      More than 12 Months             Total
                                        ----------------------   ----------------------   ----------------------
                                        Estimated                Estimated                Estimated
                                           Fair     Unrealized     Fair      Unrealized      Fair     Unrealized
                                          Value       Losses       Value       Losses       Value       Losses
                                        ---------   ----------   ---------   ----------   ---------   ----------
Fixed maturity securities:
   Corporate debt securities             $54,548       $874       $64,241      $1,776      $118,789     $2,650
   U.S. Government and agencies               --         --         2,440          59         2,440         59
   Mortgage-backed securities              1,469         21           743          26         2,212         47
                                         -------       ----       -------      ------      --------     ------
Total temporarily impaired securities    $56,017       $895       $67,424      $1,861      $123,441     $2,756
                                         =======       ====       =======      ======      ========     ======

Unrealized losses are primarily due to price fluctuations resulting from changes in interest rates and credit spreads. Based on the most recent available information, the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

There were no realized investment losses due to other-than-temporary declines in fair value of securities for the years ended December 31, 2006, 2005 and 2004.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:

                                                     2006
                                            ---------------------
                                                        Estimated
                                            Amortized      Fair
                                               Cost       Value
                                            ---------   ---------
Fixed maturity securities:
   Due in one year or less                   $ 32,843    $ 32,654
   Due after one year through five years       71,574      70,434
   Due after five years through ten years      14,235      14,324
   Due after ten years                          7,392       7,958
                                             --------    --------
                                              126,044     125,370
   Mortgage-backed securities                   7,083       7,070
                                             --------    --------
Total fixed maturity securities              $133,127    $132,440
                                             ========    ========

                                                     2005
                                            ---------------------
                                                        Estimated
                                            Amortized      Fair
                                               Cost       Value
                                            ---------   ---------
Fixed maturity securities:
   Due in one year or less                   $ 43,051    $ 42,782
   Due after one year through five years      102,664     100,914
   Due after five years through ten years       9,708       9,742
   Due after ten years                          7,382       8,255
                                             --------    --------
                                              162,805     161,693
   Mortgage-backed securities                   2,599       2,586
                                             --------    --------
Total fixed maturity securities              $165,404    $164,279
                                             ========    ========

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                     2006
                                            ---------------------
                                                        Estimated
                                            Amortized      Fair
                                               Cost       Value
                                            ---------   ---------
AAA                                          $ 32,191    $ 32,209
AA                                             29,013      28,882
A                                              45,625      45,285
BBB                                            26,298      26,064
Below investment grade                             --          --
                                             --------    --------
Total fixed maturity securities              $133,127    $132,440
                                             ========    ========
Investment grade                                  100%        100%
Below investment grade                              0%          0%

                                                     2005
                                            ---------------------
                                                        Estimated
                                            Amortized      Fair
                                               Cost       Value
                                            ---------   ---------
AAA                                         $  37,172    $ 37,277
AA                                             28,547      27,906
A                                              72,124      71,953
BBB                                            25,338      24,958
Below investment grade                          2,223       2,185
                                             --------    --------
Total fixed maturity securities              $165,404    $164,279
                                             ========    ========
Investment grade                                   99%         99%
Below investment grade                              1%          1%

At December 31, 2006 and 2005, the carrying value of fixed maturity securities rated BBB- were $4,875 and $5,699, respectively, which is the lowest investment grade rating given by Standard and Poor's.

The components of net unrealized gains (losses) included in accumulated other comprehensive loss, net of taxes at December 31 were as follows:

                                                         2006     2005
                                                        -----   -------
Assets:
   Fixed maturity securities                            $(687)  $(1,125)
   Equity securities                                        4         4
                                                        -----   -------
                                                         (683)   (1,121)
                                                        -----   -------
Liabilities:
   Policyholder account balances                          476       690
   Federal income taxes -- deferred                      (406)     (634)
                                                        -----   -------
                                                           70        56
                                                        -----   -------
Stockholder equity:
   Accumulated other comprehensive loss, net of taxes   $(753)  $(1,177)
                                                        =====   =======

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                     2006      2005      2004
                                   -------   -------   -------
Proceeds                           $22,173   $36,283   $26,368
Gross realized investment gains         89     2,114       280
Gross realized investment losses       160       315       153

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $7,864, $17,299 and $14,811 for the years ended December 31, 2006, 2005 and 2004, respectively.

During the 2006, 2005 and 2004 the Company incurred realized investment losses in order to further diversify and match the duration of its invested assets to corresponding policyholder liabilities.

The Company had investment securities with a carrying value of $855 and $869 that were deposited with insurance regulatory authorities at December 31, 2006 and 2005, respectively.

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income by source for the years ended December 31 was as follows:

                                        2006      2005      2004
                                      -------   -------   -------
Fixed maturity securities             $ 6,930   $ 7,411   $ 7,416
Policy loans on insurance contracts     3,560     3,679     3,751
Cash and cash equivalents               1,397       480       265
Equity securities                          53        17        --
Other                                     (20)       --       129
                                      -------   -------   -------
Gross investment income                11,920    11,587    11,561
Less investment expenses                 (397)     (312)     (339)
                                      -------   -------   -------
Net investment income                 $11,523   $11,275   $11,222
                                      =======   =======   =======

Net realized investment gains (losses), for the years ended December 31 were as follows:

                            2006    2005    2004
                            ----   ------   ----
Fixed maturity securities   $(71)  $1,799   $127
                            ====   ======   ====

NOTE 4. DAC

The components of amortization of DAC for the years ended December 31 were as follows:

                                                            2006     2005      2004
                                                           ------   ------   -------
Normal amortization related to variable life and annuity
   insurance products                                      $4,180   $3,820   $ 3,788
Unlocking related to variable life insurance products        (267)    (157)       --
Unlocking related to variable annuity insurance products     (644)   3,342    (2,967)
                                                           ------   ------   -------
Total amortization of DAC                                  $3,269   $7,005   $   821
                                                           ======   ======   =======

During 2006, the Company updated its DAC model to reflect actual market returns, which were favorable as compared to expectations, for its variable annuity products resulting in favorable unlocking. This is consistent with the application of the reversion to the mean approach, which is described in more detail below.

During 2005, the Company lowered its future gross profit assumptions on certain variable life insurance and annuity products in connection to historical surrender experience and reinsurance assumptions.

During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the Separate Accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

NOTE 5. DEFERRED SALES INDUCEMENTS

During 2005, the Company introduced a new variable annuity product in which certain contracts contain sales inducements. The components of deferred sales inducements for the years ended December 31 were as follows:

                     2006    2005
                    ------   ----
Beginning balance   $  601   $ --
Capitalization       1,302    573
Amortization           (63)    28
                    ------   ----
Ending balance      $1,840   $601
                    ======   ====

NOTE 6. VARIABLE CONTRACTS CONTAINING GUARANTEED BENEFITS

VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEED BENEFITS

The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company include a guaranteed minimum income benefit ("GMIB") and a guaranteed minimum withdrawal benefit ("GMWB"). Information regarding the general characteristics of each guaranteed benefit type is provided below:

     - In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

     - In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

     - Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments, regardless of the impact of market performance on the contract owner's account value. In general, withdrawal percentages are based on the contract owner's age at the time of the first withdrawal. The Company began offering the GMWB benefit provision in March 2006.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

                                                    2006                       2005
                                          ------------------------   ------------------------
                                            GMDB      GMIB    GMWB     GMDB      GMIB    GMWB
                                          -------   -------   ----   -------   -------   ----
Net amount at risk (1)                    $27,959     $84     $ --   $49,572     $100    $n/a
Average attained age of contract owners        68      60       72        67       59     n/a
Weighted average period remaining
   until expected annuitization               n/a   7.9 yrs    n/a       n/a   8.5 yrs    n/a

----------
(1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.

     Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners' account balance at the balance sheet date.

     Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners' account balance at the balance sheet date.

The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Earnings. The GMDB and GMIB liabilities are calculated in accordance with SOP 03-1 and are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised.

The variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

                                GMDB    GMIB
                               ------   ----
Balance at January 1, 2005     $2,863   $ 26

Guaranteed benefits incurred    1,345     50
Guaranteed benefits paid         (892)    --
Unlocking                        (233)    --
                               ------   ----
Balance at December 31, 2005    3,083     76

Guaranteed benefits incurred    1,277    126
Guaranteed benefits paid         (855)    --
Unlocking                        (669)   163
                               ------   ----
Balance at December 31, 2006   $2,836   $365
                               ======   ====

The Company unlocked its GMDB liabilities during 2006 and 2005 and its GMIB liabilities during 2006 as a result of modeling refinements that were implemented.

The Company records liabilities for contracts containing GMWB provisions as a component of other policyholder funds in the Balance Sheets, with changes in the fair value recognized as a component of policy benefits in the Statement of Earnings. In accordance with SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, the GMWB provision is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the GMWB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. The Company regularly evaluates the estimates used and adjusts the GMWB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised. Based on the Company's modeling assumptions, the variable annuity GMWB liability at December 31, 2006 was $0.

At December 31, contract owners' account balances by mutual fund class for contracts containing guaranteed benefit provisions were distributed as follows:

                                                   2006
                        ---------------------------------------------------------
                                                         Money
                         Equity      Bond    Balanced   Market   Other     Total
                        --------   -------   --------   ------   -----   --------
GMDB only               $343,921   100,346    56,066    19,417     253   $520,003
GMDB and GMIB            110,333    24,795    21,938     3,179   1,287    161,532
GMDB and GMWB              7,083     1,771     2,469        16     298     11,637
GMWB only                  7,233     1,903     1,713        57     370     11,276
GMIB only                  4,750       809       534        --     106      6,199
No guaranteed benefit      2,271       372       366        --      89      3,098
                        --------   -------    ------    ------   -----   --------
Total                   $475,591   129,996    83,086    22,669   2,403   $713,745
                        ========   =======    ======    ======   =====   ========

                                                   2005
                        ---------------------------------------------------------
                                             Money
                         Equity      Bond    Market   Balanced   Other     Total
                        --------   -------   ------   --------   -----   --------
GMDB only               $371,277   117,433   53,033    20,933      161   $562,837
GMDB and GMIB             79,528    20,512   17,093     3,815      699    121,647
GMIB only                  1,847       513       --       316      114      2,790
No guaranteed benefit      1,010       157      250        --       71      1,488
                        --------   -------   ------    ------    -----   --------
Total                   $453,662   138,615   70,376    25,064    1,045   $688,762
                        ========   =======   ======    ======    =====   ========

VARIABLE LIFE CONTRACTS CONTAINING GUARANTEED BENEFITS

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

The Company records liabilities for contracts containing GMDB provisions as a component of future policy benefits. Changes in the GMDB liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2006 and 2005 was $219 and $205, respectively. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

At December 31, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                 2006       2005
               --------   --------
Balanced       $108,938   $102,463
Equity           82,920     83,953
Bond             32,903     35,692
Money Market     31,506     33,530
Other                --      1,861
               --------   --------
Total          $256,267   $257,499
               ========   ========

NOTE 7. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                       2006     2005     2004
                                                      ------   ------   ------
Provisions for income taxes computed at Federal
   statutory rate                                     $3,847   $2,533   $3,893
Increase (decrease) in income taxes resulting from:
   Dividend received deduction                          (360)    (772)    (622)
   Foreign tax credit                                    (61)      10      (12)
                                                      ------   ------   ------
Federal income tax provision                          $3,426   $1,771   $3,259
                                                      ======   ======   ======

The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

                                                   2006     2005     2004
                                                  -----   -------   ------
Deferred sales inducements                        $ 434   $   210   $   --
DAC (1)                                              49    (1,401)   1,414
Investment adjustment                                27       693      (19)
Policyholder account balances (1)                  (740)     (316)    (733)
                                                  -----   -------   ------
Deferred Federal income tax provision (benefit)   $(230)  $  (814)  $  662
                                                  =====   =======   ======

----------
(1) The 2004 amounts exclude deferred tax benefits related to the adoption of SOP 03-1 (see Note 1 to the Financial Statements).

Deferred tax assets and liabilities at December 31 were as follows:

                                        2006      2005
                                      -------   -------
Deferred tax assets:
   Policyholder account balances      $ 3,807   $ 3,067
   Investment adjustments                 745       772
   Net unrealized investment
      loss on investment securities       406       634
                                      -------   -------
Total deferred tax assets               4,958     4,473
                                      -------   -------
Deferred tax liabilities:
   DAC                                  6,403     6,354
   Deferred sales inducements             644       210
                                      -------   -------
Total deferred tax liabilities          7,047     6,564
                                      -------   -------
Net deferred tax liability            $(2,089)  $(2,091)
                                      =======   =======

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 8. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. As of December 31, 2006, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $113 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2006, the Company had the following life insurance inforce:

                                                                        Percentage
                                    Ceded to      Assumed                of amount
                           Gross      other     from other      Net     assumed to
                          amount    companies    companies    amount        net
                         --------   ---------   ----------   --------   ----------
Life insurance inforce   $588,909    $74,383      $1,435     $515,961      0.3%

In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts.

Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2006, 68% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 9. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $3,842, $3,954 and $3,616 for 2006, 2005 and 2004, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $179, $67 and $25 for 2006, 2005 and 2004, respectively. Intercompany interest is included in net investment income.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,986, $2,042 and $3,304 for 2006, 2005 and 2004, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

MLIG has entered into an agreement with Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ("the Trust"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust in connection with variable annuity contracts the Company has inforce. Under this agreement, Roszel pays MLIG an amount equal to a percentage of the assets invested in the Trust through the Separate Accounts. Revenue attributable to this agreement is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $198, $205 and $180 during 2006, 2005 and 2004, respectively.

Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, all previous investment management services performed by MLIM were merged into BlackRock. Prior to September 30, 2006, the Company and MLIM were parties to a service agreement whereby MLIM agreed to provide certain invested asset management services to the Company. The Company paid a fee to MLIM, for these services through the MLIG service agreement. Charges paid to MLIM through the first three quarters of 2006 and allocated to the Company by MLIG were $96. Charges for 2005 and 2004 were $155 and $169, respectively.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 10. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

During 2006 and 2004, the Company paid ordinary cash dividends of $4,111 and $2,500, respectively, to MLIG. During 2005, the Company did not pay a dividend.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of New York.

Statutory capital and surplus at December 31, 2006 and 2005, was $56,734 and $43,307, respectively. At December 31, 2006 and December 31, 2005, approximately $5,453 and 4,111, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval from the New York insurance department.

The Company's statutory net income for 2006, 2005 and 2004 was $17,427, $10,662 and $7,141, respectively.

The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company's risk profile. As of December 31, 2006, and 2005, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 11. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations. In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

NOTE 12. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Annuities and Life Insurance. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities.

The following tables summarize each business segment's contribution to the consolidated amounts, for the years ended December 31.

                                                            ANNUITIES
                                                 -------------------------------
                                                    2006       2005       2004
                                                 ---------   --------   --------
Policy charge revenue                            $  12,188   $ 11,085   $ 10,802
Net interest spread (1)                              1,492      1,055        707
Net realized in investment gains (losses)              (67)     1,799        113
                                                 ---------   --------   --------
Net revenues                                        13,613     13,939     11,622
                                                 ---------   --------   --------
Policy benefits                                        961      1,136      1,309
Reinsurance premium ceded                              483        406        243
Amortization of DAC                                  2,005      5,529       (309)
Insurance expenses and taxes                         3,256      3,388      2,730
                                                 ---------   --------   --------
Net benefits and expenses                            6,705     10,459      3,973
                                                 ---------   --------   --------
Earnings before federal income taxes                 6,908      3,480      7,649
                                                 ---------   --------   --------
Federal income tax provision                         2,139        736      2,431
                                                 ---------   --------   --------
Earnings before change in accounting principal       4,769      2,744      5,218
                                                 ---------   --------   --------
Change in accounting principal, net of tax              --         --     (1,917)
                                                 ---------   --------   --------
Net earnings                                     $   4,769   $  2,744   $  3,301
                                                 =========   ========   ========
Select Balance Sheet information:
Total assets                                     $ 843,748   $837,047   $875,359
Total policyholder liabilities and accruals         95,974    108,782    122,453

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

                                                          LIFE INSURANCE
                                                 -------------------------------
                                                   2006       2005        2004
                                                 --------   --------   --------
Policy charge revenue                            $  7,389   $  7,346   $  7,624
Net interest spread (1)                               815      1,045        552
Net realized in investment gains (losses)              --         --         --
                                                 --------   --------   --------
Net revenues                                        8,204      8,391      8,176
                                                 --------   --------   --------
Policy benefits                                     1,647      1,365      1,705
Reinsurance premium ceded                           1,432      1,439      1,479
Amortization of DAC                                 1,264      1,476      1,130
Insurance expenses and taxes                        1,168      1,311      1,269
                                                 --------   --------   --------
Net benefits and expenses                           5,511      5,591      5,583
                                                 --------   --------   --------
Earnings before federal income taxes                2,693      2,800      2,593
                                                 --------   --------   --------
Federal income tax provision                          801        700        520
                                                 --------   --------   --------
Earnings before change in accounting principal      1,892      2,100      2,073
                                                 --------   --------   --------
Change in accounting principal, net of tax             --         --       (115)
                                                 --------   --------   --------
Net earnings                                     $  1,892   $  2,100   $  1,958
                                                 ========   ========   ========
Select Balance Sheet information:
Total assets                                     $359,284   $359,982   $380,257
Total policyholder liabilities and accruals        87,693     85,973     90,451

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

                                                       OTHER
                                            ---------------------------
                                              2006      2005      2004
                                            -------   -------   -------
Policy charge revenue                       $    --   $    --   $    --
Net interest spread (1)                       1,393       959       867
Net realized in investment gains (losses)        (4)       --        14
                                            -------   -------   -------
Net revenues                                  1,389       959       881
                                            -------   -------   -------
Earnings before federal income taxes          1,389       959       881
                                            -------   -------   -------
Federal income tax provision                    486       335       308
                                            -------   -------   -------
Net earnings                                $   903   $   624   $   573
                                            =======   =======   =======
Select Balance Sheet information:
Total assets                                $45,511   $34,605   $25,963

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

The following table summarizes the Company's total revenues by contract type for the years ended December 31:

                                     2006      2005      2004
                                   -------   -------   -------
Annuities:
   Variable annuities              $12,834   $11,658   $11,325
   Interest-sensitive annuities        779     2,281       297
                                   -------   -------   -------
Total Annuities                     13,613    13,939    11,622
                                   -------   -------   -------
Life Insurance:
   Variable Life                     8,147     8,346     8,134
   Interest-sensitive whole life        57        45        42
                                   -------   -------   -------
Total Life Insurance                 8,204     8,391     8,176
                                   -------   -------   -------
Other                                1,389       959       881
                                   -------   -------   -------
Net Revenues (1)                   $23,206   $23,289   $20,679
                                   =======   =======   =======

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating Net Revenues.

                                     ******

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
     (1)           Financial Statements of ML of New York Variable Annuity
                    Separate Account A as of December 31, 2006 and for the two
                    years ended December 31, 2006 and the Notes relating
                    thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement)
     (2)           Financial Statements of ML of New York Variable Annuity
                    Separate Account B as of December 31, 2006 and for the two
                    years ended December 31, 2006 and the Notes relating
                    thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement)
     (3)           Financial Statements of ML Life Insurance Company of New
                    York for the three years ended December 31, 2006 and the
                    Notes relating thereto appear in the Statement of
                    Additional Information (Part B of the Registration
                    Statement)
(b)  Exhibits
     (1)           Resolution of the Board of Directors of ML Life Insurance
                    Company of New York establishing the ML of New York
                    Variable Annuity Separate Account A and ML of New York
                    Variable Annuity Separate Account B (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
     (2)           Not Applicable
     (3)           Underwriting Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
     (4)  (a)      Individual Variable Annuity Contract issued by ML Life
                    Insurance Company of New York. (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996).
          (b)      ML Life Insurance Company of New York Contingent Deferred
                    Sales Charge Waiver Endorsement (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996).
          (c)      ML Life Insurance Company of New York Individual Retirement
                    Annuity Endorsement. (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (d)      ML Life Insurance Company of New York Endorsement (MLNY008)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-43654
                    Filed April 26, 1995).
          (e)      ML Life Insurance Company of New York Endorsement (MLNY011)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-43654
                    Filed April 26, 1995).
          (f)      ML Life Insurance Company of New York Individual Variable
                    Annuity Contract (MLNY-VA-001NY1) (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 7 to
                    Form N-4, Registration No. 33-43654 Filed April 26, 1995).
          (g)      ML Life Insurance Company of New York Endorsement (MLNY013)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
          (h)      ML Life Insurance Company of New York Endorsement (MLNY014)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).

          (i)      Tax-Sheltered Annuity Endorsement (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 14 to Form
                    N-4, Registration No. 33-43654 Filed April 16, 1999).
          (j)      Guaranteed Minimum Income Benefit Endorsement. (Incorporated
                    by Reference to Registrant's Post-Effective Amendment No.
                    20 to Form N-4, Registration No. 33-43654 Filed August 15,
                    2002.)
     (5)  (a)      ML Life Insurance Company of New York Variable Annuity
                    Application (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (b)      ML Life Insurance Company of New York Variable Annuity
                    Application (MLNY010) (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 8 to Form N-4,
                    Registration No. 33-43654 Filed April 25, 1996).
     (6)  (a)(i)   Certificate of Amendment and Restatement of Charter of Royal
                    Tandem Life Insurance Company (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
     (6)  (a)(ii)  Certificate of Amendment of the Charter of ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (b)      By-Laws of ML Life Insurance Company of New York
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
     (7)           Not Applicable
     (8)  (a)      Amended General Agency Agreement (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-43654 Filed April 28, 1994).
          (b)      Indemnity Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Life Agency, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (c)      Management Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch Asset Management, Inc.
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
          (d)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Reserve Assets
                    Fund (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (e)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Domestic Money
                    Market Fund (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (f)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Valuation and Purchase Procedures (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (g)      Service Agreement Between Tandem Financial Group, Inc. and
                    Royal Tandem Life Insurance Company (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10
                    to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (h)      Reimbursement Agreement Between Merrill Lynch Asset
                    Management, Inc. and Merrill Lynch Life Agency
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).

          (i)      Amendment to the Reimbursement Agreement Between Merrill
                    Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                    Inc. (Incorporated by Reference to Registrant's
                    Registration Statement on Form N-4, Registration No.
                    333-34894 Filed April 17, 2000).
          (j)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc., Merrill Lynch Life Insurance
                    Company, ML Life Insurance Company of New York, and Family
                    Life Insurance Company (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 5 to Form N-4,
                    Registration No. 33-43654 Filed April 28, 1994).
          (k)      Form of Participation Agreement Between Merrill Lynch
                    Variable Series Funds, Inc. and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (l)      Participation Agreement By And Among AIM Variable Insurance
                    Funds, Inc., AIM Distributors, Inc., and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 11 to Form N-4,
                    Registration No. 33-43654 Filed April 23, 1997).
          (m)      Amendment to the Participation Agreement By and Among AIM
                    Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                    ML Life Insurance Company of New York. (Incorporated by
                    Reference to Registrant's Registration Statement on Form
                    N-4, Registration No. 333-34894 Filed April 17, 2000).
          (n)      Form of Participation Agreement Among ML Life Insurance
                    Company of New York, Alliance Capital Management L.P., and
                    Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                    N-4, Registration No. 33-43654 Filed December 9, 1996).
          (o)      Form of Participation Agreement Among MFS Variable Insurance
                    Trust, ML Life Insurance Company of New York, and
                    Massachusetts Financial Services Company (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (p)      Form of Participation Agreement Among ML Life Insurance
                    Company of New York, Hotchkis and Wiley Variable Trust, and
                    Hotchkis and Wiley (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43654 Filed May 1, 1998).
          (q)      Form of Amendment to Participation Agreement Among ML Life
                    Insurance Company of New York, Alliance Capital Management
                    L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
          (r)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43654 Filed May 1, 1998).
          (s)      Form of Amendment to Participation Agreement Between Merrill
                    Lynch Variable Series Funds, Inc. and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Registration Statement on Form N-4,
                    Registration No. 333-34894 Filed April 17, 2000).
          (t)      Form of Participation Agreement Between Merrill Lynch,
                    Pierce, Fenner & Smith Incorporated and ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Registrant's Post-Effective Amendment No. 12 to Form N-4,
                    Registration No. 33-43654 Filed May 1, 1998).
          (u)      Form of Participation Agreement Between Mercury Asset
                    Management V.I. Funds, Inc. and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 14 to Form N-4, Registration
                    No. 33-43654 Filed April 16, 1999).

                      (v)        Form of Amendment to Participation Agreement Among ML Life Insurance Company of New York,
                                  Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No.
                                  33-43654 Filed May 1, 1998).
                      (w)        Amendment to the Participation Agreement Among ML Life Insurance Company of New York, Alliance
                                  Capital Management L.P., and Alliance Fund Distributors, Inc. Dated June 5, 1998.
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 15 to Form N-4,
                                  Registration No. 33-43654 Filed May 1, 2000).
                      (x)        Amendment to the Participation Agreement Among ML Life Insurance Company of New York, Alliance
                                  Capital Management L.P., and Alliance Fund Distributors, Inc. Dated July 22, 1999.
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 15 to Form N-4,
                                  Registration No. 33-43654 Filed May 1, 2000).
                      (y)        Amendment to Participation Agreement Between ML Life Insurance Company of New York and
                                  Hotchkis and Wiley Variable Trust Dated July 22, 1999. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43654 Filed May
                                  1, 2000).
                      (z)        Form of Participation Agreement Between American Century Investment Services, Inc. and ML Life
                                  Insurance Company of New York. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 17 to Form N-4, Registration No. 33-43654 Filed April 30, 2001).
                      (aa)       Form of Participation Agreement Between Davis Variable Account Fund, Inc. and ML Life
                                  Insurance Company of New York (Incorporated by Reference to Registrant's Form N-4,
                                  Registration No. 333-34894 Filed April 17, 2000).
                      (bb)       Form of Participation Agreement Between ML Life Insurance Company of New York and PIMCO
                                  Variable Insurance Trust. (Incorporated by Reference to Registrant's Form N-4, Registration
                                  No. 333-34894 Filed April 17, 2000.)
                      (cc)       Form of Participation Agreement Between Federated Securities Corp., Insurance Series, and ML
                                  Life Insurance Company of New York. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 5 to Form N-4, Registration No. 333-34894 Filed April 23, 2004.)
                      (dd)       Form of Participation Agreement Between PIMCO Advisors VIT, OCC Distributors LLC, and ML Life
                                  Insurance Company of New York. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 5 to Form N-4, Registration No. 333-34894 Filed April 23, 2004.)
                      (ee)       Form of Participation Agreement Between Van Kampen Life Investment Trust and ML Life Insurance
                                  Company of New York. (Incorporated by Reference to Registrant's Form N-4, Registration No.
                                  333-34894 Filed April 17, 2000.)
                      (ff)       Form of Amendment to Participation Agreement by and among AIM Variable Insurance Funds, AIM
                                  Distributors, Inc., and ML Life Insurance Company of New York. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 26 to the Registration Statement Under the
                                  Securities Act of 1933 on Form N-4, Registration No. 33-43654 Filed April 24, 2006.)
                      (gg)       Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and
                                  ML Life Insurance Company of New York.
                      (hh)       Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor
                                  Services, Inc. and ML Life Insurance Company of New York.
                      (ii)       Form of Rule 22c-2 Shareholder Information Agreement Between American Century Investment
                                  Services, Inc. and ML Life Insurance Company of New York.
                      (jj)       Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and
                                  ML Life Insurance Company of New York. (Incorporated by Reference to ML of New York Variable
                                  Annuity Separate Account C's Post-Effective Amendment No. 6 to the Registration Statement
                                  Under the Securities Act of 1933 on Form N-4, Registration No. 333-90430 Filed April 17,
                                  2007.)

                      (kk)       Form of Rule 22c-2 Shareholder Information Agreement Between Davis Variable Account Fund,
                                  Inc., Davis Distributors, LLC and ML Life Insurance Company of New York.
                      (ll)       Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and ML
                                  Life Insurance Company of New York.
                      (mm)       Form of Rule 22c-2 Shareholder Information Agreement Between MFS Fund Distributors, Inc. and
                                  ML Life Insurance Company of New York.
                      (nn)       Form of Participation Agreement Between MLIG Variable Insurance Trust, Merrill Lynch Pierce,
                                  Fenner & Smith, Inc., and ML Life Insurance Company of New York. (Incorporated by Reference
                                  to ML of New York Variable Annuity Separate Account C's Post-Effective Amendment No. 6 to the
                                  Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                                  333-90430 Filed April 17, 2007.)
                      (oo)       Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors
                                  Distributors LLC and ML Life Insurance Company of New York.
                      (pp)       Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and ML
                                  Life Insurance Company of New York.
                      (qq)       Form of Amendment to Participation Agreement by and among Alliance Capital Management L.P.,
                                  AllianceBernstein Investment Research and Management, Inc. and ML Life Insurance Company of
                                  New York.
                      (rr)       Form of Amendment to Participation Agreement by and among Premier VIT, Allianz Global
                                  Investors Distributors LLC, and ML Life Insurance Company of New York.
                      (ss)       Form of Amendment to Participation Agreement by and among PIMCO Variable Insurance Trust,
                                  Allianz Global Investors Distributors LLC and ML Life Insurance Company of New York.
           (9)                   Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10
                                  to Form N-4, Registration No. 33-43654 Filed December 9, 1996).
           (10)       (a)        Written Consent of Sutherland Asbill & Brennan LLP.
                      (b)        Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
                      (c)        Written Consent of Barry G. Skolnick, Esq.
           (11)                  Not Applicable
           (12)                  Not Applicable
           (13)       (a)        Powers of Attorney (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4
                                  to Form N-4, Registration No. 333-119611 Filed April 21, 2006).


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Deborah J. Adler                 1700 Merrill Lynch Drive,     Director, Chairman of the Board,
                                 3(rd) Floor,                    President, Chief Executive Officer
                                 Pennington, NJ 08534            and Chief Actuary.
Frederick J.C. Butler            Bentley Associates LP         Director.
                                 101 Park Avenue, 22nd Floor
                                 New York, NY 10178
John C. Carroll                  1700 Merrill Lynch Drive,     Director and Senior Vice President.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Richard M. Drew                  3430 81st Street, Apt. #2     Director.
                                 Jackson Heights, NY 11372

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Robert L. Israeloff              455 Longboat Club Road,       Director.
                                 Apt. 704
                                 Longboat Key, FL 34228
Joseph E. Justice                1700 Merrill Lynch Drive,     Director, Senior Vice President,
                                 3(rd) Floor,                    Chief Financial Officer, and
                                 Pennington, NJ 08534            Treasurer.
Robert A. King                   119 Formby                    Director.
                                 Williamsburg, VA 23188
Paul Michalowski                 1700 Merrill Lynch Drive,     Director and Vice President.
                                 3(rd) Floor
                                 Pennington, NJ 08534
Irving M. Pollack                11400 Strand Drive            Director.
                                 Suite 310
                                 Rockville, MD 20852-2970
Concetta M. Ruggiero             1700 Merrill Lynch Drive,     Director and Senior Vice President.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Lori M. Salvo                    1700 Merrill Lynch Drive,     Director, Vice President, Chief
                                 3(rd) Floor,                    Compliance Officer, Deputy General
                                 Pennington, NJ 08534            Counsel, and Secretary.
Cynthia Kahn Sherman             4101 Gulf Shore Blvd. North   Director.
                                 PH 4
                                 Naples, FL 34103
Barry G. Skolnick                1700 Merrill Lynch Drive,     Director, Senior Vice President, and
                                 3(rd) Floor,                    General Counsel.
                                 Pennington, NJ 08534
Joseph Benesch                   1700 Merrill Lynch Drive,     Vice President.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Mark Buchinsky                   1700 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Scott Edblom                     1700 Merrill Lynch Drive,     Vice President and Product Actuary.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Elizabeth Garrison               1700 Merrill Lynch Drive,     Vice President and Controller.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Frances C. Grabish               1700 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Richard Gracey                   1700 Merrill Lynch Drive,     Vice President and Actuary.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Roger Helms                      1700 Merrill Lynch Drive,     Vice President.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Sharon Hockersmith               4802 Deer Lake Drive East     Senior Vice President,
                                 Jacksonville, FL 32246          Administration.

NAME                              PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
----                             ----------------------------  ------------------------------------
Hsiang Kua                       1700 Merrill Lynch Drive,     Vice President and Pricing Actuary.
                                 3(rd) Floor,
                                 Pennington, NJ 08534
Radha Lakshminarayanan           1700 Merrill Lynch Drive,     Vice President and Corporate
                                 3(rd) Floor                     Actuary.
                                 Pennington, NJ 08534
Kirsty Lieberman                 1700 Merrill Lynch Drive,     Vice President and Senior Counsel.
                                 3(rd) Floor
                                 Pennington, NJ 08534
Patrick Lusk                     1700 Merrill Lynch Drive,     Vice President and Financial
                                 3(rd) Floor,                    Actuary.
                                 Pennington, NJ 08534
Denise Marshall                  1700 Merrill Lynch Drive,     Vice President, Senior Paralegal and
                                 3(rd) Floor,                    Assistant Secretary.
                                 Pennington, NJ 08534
Robin A. Maston                  1700 Merrill Lynch Drive,     Vice President and Senior Compliance
                                 3(rd) Floor,                    Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4802 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246
Heather Reilly                   1700 Merrill Lynch Drive,     Vice President and Compliance
                                 3(rd) Floor,                    Officer.
                                 Pennington, NJ 08534
Sarah Scanga                     1700 Merrill Lynch Drive,     Vice President.
                                 3(rd) Floor
                                 Pennington, NJ 08534
Cheryl Y. Sullivan               1700 Merrill Lynch Drive,     Vice President and Counsel.
                                 3(rd) Floor
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1700 Merrill Lynch Drive,     Vice President and Director of
                                 3(rd) Floor,                    Compliance.
                                 Pennington, NJ 08534
Kelley Woods                     4802 Deer Lake Drive East     Vice President.
                                 Jacksonville, FL 32246


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.


                         SUBSIDIARIES OF THE REGISTRANT



The following are subsidiaries of ML & Co. as of December 29, 2006 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
    Merrill Lynch, Pierce, Fenner & Smith
      Incorporated(1)...................................        Delaware
        Merrill Lynch Life Agency Inc.(2)...............        Washington
        Merrill Lynch Professional Clearing Corp.(3)....        Delaware
        Merrill Lynch Singapore Commodities Pte.
           Ltd. ........................................        Singapore
        ML Petrie Parkman Co., Inc. ....................        Delaware
    Merrill Lynch Capital Services, Inc. ...............        Delaware
        Merrill Lynch Commodities, Inc. ................        Delaware
    Merrill Lynch Government Securities Inc. ...........        Delaware
        Merrill Lynch Money Markets Inc. ...............        Delaware
    Merrill Lynch Group, Inc. ..........................        Delaware
        Investor Protection Insurance Company...........        Vermont
        Merrill Lynch Credit Reinsurance Limited........        Bermuda
        FAM Distributors, Inc. .........................        Delaware
        Merrill Lynch Investment Holdings (Mauritius)
           Limited(4)...................................        Mauritius
            Merrill Lynch (Mauritius) Investments
               Limited..................................        Mauritius
                DSP Merrill Lynch Limited(5)............        Mumbai, India
                     DSP Merrill Lynch Capital
                       Limited..........................        Mumbai, India
                     DSP Merrill Lynch Securities
                       Trading Limited..................        Mumbai, India
                     DSP Merrill Lynch Trust Services
                       Limited..........................        Mumbai, India
        ML Invest, Inc. ................................        Delaware
            Merrill Lynch Investment Managers Group
               Services Limited.........................        England
                Merrill Lynch Investment Managers
                   (Finance) Limited....................        England
                     Merrill Lynch Investment Managers
                       Holdings B.V.....................        Netherlands
            Merrill Lynch Portfolio Managers Limited....        England
        Merrill Lynch Bank & Trust Co., FSB.............        Federal
            Merrill Lynch Mortgage and Investment
               Corporation(6)...........................        Delaware
                Merrill Lynch Community Development
                   Company, LLC.........................        New Jersey
                Merrill Lynch Credit Corporation........        Delaware
                ML Mortgage Holdings Inc. ..............        Delaware
        Merrill Lynch Bank USA..........................        Utah
            Financial Data Services, Inc. ..............        Florida
            Merrill Lynch Business Financial Services
               Inc.(7)..................................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch Commercial Finance Corp. .....        Delaware
            Merrill Lynch Utah Investment Corporation...        Utah
            ML Private Finance LLC......................        Delaware
            MLBUSA Community Development Corp. .........        Delaware
            MLBUSA Funding Corporation..................        Delaware
                Merrill Lynch NJ Investment
                   Corporation..........................        New Jersey
        Merrill Lynch Insurance Group, Inc. ............        Delaware
            Merrill Lynch Insurance Group Services,
               Inc. ....................................        Delaware
            Merrill Lynch Life Insurance Company........        Arkansas
            ML Life Insurance Company of New York.......        New York
            Roszel Advisors, LLC........................        Delaware
        Merrill Lynch European Asset Holdings Inc. .....        Delaware
            Merrill Lynch Group Holdings Limited........        Ireland
                Merrill Lynch International Bank
                   Limited(8)...........................        Ireland
                     Majestic Acquisitions Limited......        England
                         Mortgage Holdings Limited......        England
                           Mortgages plc................        England
                           Mortgages 1 Limited..........        England
                     Merrill Lynch Bank (Suisse)
                       S.A. ............................        Switzerland
        Merrill Lynch Diversified Investments, LLC......        Delaware
            Merrill Lynch Credit Products, LLC..........        Delaware
                Merrill Lynch Mortgage Capital Inc.             Delaware
                     Merrill Lynch Mortgage Lending,
                       Inc.                                     Delaware
                     Wilshire Credit Corporation                Delaware
        MLDP Holdings, Inc.                                     Delaware
            Merrill Lynch Derivative Products AG                Switzerland
        ML IBK Positions, Inc.                                  Delaware
            Merrill Lynch PCG, Inc.                             Delaware
            Merrill Lynch Capital Corporation                   Delaware
        ML Leasing Equipment Corp.(9)                           Delaware
        Merrill Lynch Canada Holdings Company                   Nova Scotia, Canada
            Merrill Lynch Canada Finance Company(10)            Nova Scotia, Canada
            Merrill Lynch & Co., Canada Ltd.                    Ontario, Canada
                Merrill Lynch Financial Assets Inc.             Canada
                Merrill Lynch Canada Inc.(11)                   Canada
    Merrill Lynch International Incorporated                    Delaware
        Merrill Lynch Futures Asia Limited                      Taiwan
        Merrill Lynch Futures (Hong Kong) Limited               Hong Kong
        Merrill Lynch Reinsurance Solutions LTD                 Bermuda
        Merrill Lynch (Australasia) Pty. Ltd.                   New South Wales, Australia
            Merrill Lynch Finance (Australia) Pty
               Limited                                          Victoria, Australia

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch Markets (Australia) Pty
               Limited                                          New South Wales, Australia
                Equity Margins Ltd.                             Victoria, Australia
                Merrill Lynch (Australia) Pty Ltd               New South Wales, Australia
                Merrill Lynch Equities (Australia)
                   Limited                                      Victoria, Australia
                Merrill Lynch Private (Australia)
                   Limited                                      New South Wales, Australia
                Berndale Securities Limited                     Victoria, Australia
                     Merrill Lynch (Australia) Nominees
                       Pty. Limited                             New South Wales, Australia
                Merrill Lynch International (Australia)
                   Limited                                      New South Wales, Australia
                     Merrill Lynch (Australia) Futures
                       Limited                                  New South Wales, Australia
        Merrill Lynch Japan Securities Co., Ltd.                Japan
            Merrill Lynch Japan Finance Co., Ltd.               Japan
        Merrill Lynch International Holdings Inc.               Delaware
            Merrill Lynch France SAS                            France
                Merrill Lynch Capital Markets (France)
                   SAS                                          France
                Merrill Lynch, Pierce, Fenner & Smith
                   SAS                                          France
            Merrill Lynch Mexico, S.A. de C.V., Casa de
               Bolsa                                            Mexico
            PT Merrill Lynch Indonesia(12)                      Indonesia
            Merrill Lynch (Asia Pacific) Limited                Hong Kong
                Merrill Lynch Far East Limited                  Hong Kong
            ML Cayman Holdings Inc. ....................        Cayman Islands, British West
                                                                  Indies
                Merrill Lynch Bank and Trust Company
                   (Cayman) Limited.....................        Cayman Islands, British West
                                                                  Indies
                     Institucion Financiera Externa
                       Merrill Lynch Bank Uruguay
                       S.A..............................        Uruguay
                     Merrill Lynch Espanola Agencia de
                       Valores S.A. ....................        Spain
            Merrill Lynch Capital Markets AG(13)........        Switzerland
            Merrill Lynch Europe PLC....................        England
                Merrill Lynch, Pierce, Fenner & Smith
                   Limited..............................        England
                     Merrill Lynch Global Asset
                       Management Limited...............        England
                ML UK Capital Holdings(14)..............        England
                     Merrill Lynch International(15)....        England
                Merrill Lynch Europe Intermediate
                   Holdings.............................        England
                     Merrill Lynch Capital Markets
                       Espana S.A., S.V.................        Spain
                Merrill Lynch Holdings Limited..........        England
                  Merrill Lynch Commodities (Europe)
                     Holdings Limited...................        England

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
                     Merrill Lynch Commodities (Europe)
                       Limited..........................        England
                         Merrill Lynch Commodities
                           (Europe) Trading Limited.....        England
                         Merrill Lynch Commodities
                           GmbH.........................        England
                Merrill Lynch (Singapore) Pte.
                   Ltd.(16).............................        Singapore
                Merrill Lynch South Africa (Proprietary)
                   Limited(17)..........................        South Africa
            Merrill Lynch Argentina S.A.(18)............        Argentina
            Merrill Lynch, Pierce, Fenner & Smith de
               Argentina................................        Argentina
            Sociedad Anonima, Financiera, Mobiliaria y
               de Mandatos(19)
            Banco Merrill Lynch de Investimentos
               S.A.(20).................................        Brazil
                Merrill Lynch S.A. Corretora de Titulos
                   e Valores Mobiliarios................        Brazil
            Merrill Lynch S.A. .........................        Luxembourg
            Merrill Lynch Europe Ltd. ..................        Cayman Islands, British West
                                                                  Indies
    Herzog, Heine, Geduld, LLC..........................        Delaware
    Merrill Lynch Financial Markets, Inc. ..............        Delaware
    The Princeton Retirement Group, Inc. ...............        Delaware


---------------

 (1) Also conducts business under the name "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Merrill Lynch Group, Inc. and Merrill Lynch International Incorporated each hold fifty percent of this entity.



 (5) Partially held by another indirect subsidiary of ML & Co.



 (6) 13.2% of this entity is held by Merrill Lynch Bank USA.



 (7) Also conducts business under the name "Merrill Lynch Capital."



 (8) Held through several intermediate holding companies.



 (9) This corporation has 20 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



(10) Held through several intermediate holding companies.



(11) Held through several intermediate holding companies.



(12) Merrill Lynch International Holdings Inc. has an 80% stake in this entity through a joint venture.



(13) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."



(14) Held through several intermediate holding companies.



(15) Partially owned by another indirect subsidiary of ML & Co.



(16) Held through intermediate subsidiaries.



(17) Held through intermediate subsidiaries.



(18) Partially owned by another direct subsidiary of ML & Co.

(19) Partially owned by another direct subsidiary of ML & Co.



(20) Partially owned by another direct subsidiary of ML & Co.


ITEM 27. NUMBER OF CONTRACTS


     The number of Contracts in force as of March 23, 2007 was 5,053.


ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

        ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer, executive vice presidents, chief financial officer, and controller of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
Dow Kim                                     Director and Executive Vice President
Robert J. McCann                            Director, Chairman of the Board and Chief
                                              Executive Officer
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer
Joseph F. Regan                             First Vice President, Chief Financial
                                              Officer and Controller

---------------
     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 222 Broadway, 2nd Floor, New York, NY 10038, at Merrill Lynch Insurance Group Services, Inc., at 4802 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 1700 Merrill Lynch Drive, 3rd Floor, Pennington, New Jersey 08534.


ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 17th day of April, 2007.


                                           ML of New York Variable Annuity
                                           Separate Account A
                                                   (Registrant)

                                               By: /s/ BARRY G. SKOLNICK
                                                   -----------------------------------------
                                                   Barry G. Skolnick
                                                   Senior Vice President and General Counsel

                                           ML Life Insurance Company of
                                           New York
                                                   (Depositor)

                                               By: /s/ BARRY G. SKOLNICK
                                                   -----------------------------------------
                                                   Barry G. Skolnick
                                                   Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 17, 2007.



                      SIGNATURE                                                  TITLE
                      ---------                                                  -----
*                                                        Chairman of the Board, President, Chief
-----------------------------------------------------      Executive Officer, and Chief Actuary
Deborah J. Adler
*                                                        Director
-----------------------------------------------------
Frederick J.C. Butler
*                                                        Director and Senior Vice President
-----------------------------------------------------
John C. Carroll
*                                                        Director
-----------------------------------------------------
Richard M. Drew
*                                                        Director
-----------------------------------------------------
Robert L. Israeloff
*                                                        Director, Senior Vice President, Chief Financial
-----------------------------------------------------      Officer and Treasurer
Joseph E. Justice
*                                                        Director
-----------------------------------------------------
Robert A. King
*                                                        Director and Vice President
-----------------------------------------------------
Paul Michalowski

                      SIGNATURE                                                  TITLE
                      ---------                                                  -----
*                                                        Director
-----------------------------------------------------
Irving M. Pollack
*                                                        Director and Senior Vice President
-----------------------------------------------------
Concetta M. Ruggiero
*                                                        Director, Vice President, Chief Compliance
-----------------------------------------------------      Officer, Deputy General Counsel, and Secretary
Lori M. Salvo
*                                                        Director
-----------------------------------------------------
Cynthia Kahn Sherman
*By: /s/ BARRY G. SKOLNICK                               In his own capacity as Director, Senior Vice
                                                           President, and General Counsel and as
----------------------------------------------------       Attorney-in-Fact
    Barry G. Skolnick

                                 EXHIBIT INDEX


 EXHIBIT
   NO.                             DESCRIPTION
 -------                           -----------
 (8) (gg)  Form of Rule 22c-2 Shareholder Information Agreement Between
           AIM Investment Services, Inc. and ML Life Insurance Company
           of New York.
 (8) (hh)  Form of Rule 22c-2 Shareholder Information Agreement Between
           AllianceBernstein Investor Services, Inc. and ML Life
           Insurance Company of New York.
 (8) (ii)  Form of Rule 22c-2 Shareholder Information Agreement Between
           American Century Investment Services, Inc. and ML Life
           Insurance Company of New York.
 (8) (kk)  Form of Rule 22c-2 Shareholder Information Agreement Between
           Davis Variable Account Fund, Inc., Davis Distributors, LLC
           and ML Life Insurance Company of New York.
 (8) (ll)  Form of Rule 22c-2 Shareholder Information Agreement Between
           Federated Securities Corp. and ML Life Insurance Company of
           New York.
 (8) (mm)  Form of Rule 22c-2 Shareholder Information Agreement Between
           MFS Fund Distributors, Inc. and ML Life Insurance Company of
           New York.
 (8) (oo)  Form of Rule 22c-2 Shareholder Information Agreement Between
           Allianz Global Investors Distributors LLC and ML Life
           Insurance Company of New York.
 (8) (pp)  Form of Rule 22c-2 Shareholder Information Agreement Between
           Van Kampen Funds, Inc. and ML Life Insurance Company of New
           York.
 (8) (qq)  Form of Amendment to Participation Agreement by and among
           Alliance Capital Management L.P., AllianceBernstein
           Investment Research and Management, Inc. and ML Life
           Insurance Company of New York.
 (8) (rr)  Form of Amendment to Participation Agreement by and among
           Premier VIT, Allianz Global Investors Distributors LLC, and
           ML Life Insurance Company of New York.
 (8) (ss)  Form of Amendment to Participation Agreement by and among
           PIMCO Variable Insurance Trust, Allianz Global Investors
           Distributors LLC and ML Life Insurance Company of New York.
(10) (a)   Written Consent of Sutherland Asbill & Brennan LLP
     (b)
           Written Consent of Deloitte & Touche LLP, independent
           registered public accounting firm
     (c)
           Written Consent of Barry G. Skolnick, Esq.